As filed with the Securities and Exchange Commission on April 30, 2007

1933 Act Registration No. 333-84639

1940 Act Registration No. 811-09521

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 49	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 52	☒

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue

Norwalk, Connecticut 06854

(Address of principal executive offices)

Registrant’s telephone number, including area code: (800) 835-3879

John M. Loder

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110

(Name and address of agent for service)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)

☒	on May 1, 2007 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Amendment relates solely to TimesSquare Mid Cap Growth Fund and TimesSquare Small Cap Growth Fund, each a series of Managers AMG Funds (the “Trust”). The Amendment does not supersede or amend any disclosure in the Trust’s Registration Statement relating to any other series of the Trust.

MANAGERS AMG FUNDS

PROSPECTUS

May 1, 2007

•	Managers AMG TimesSquare Mid Cap Growth Fund—

Institutional Class, Premier Class

PROVIDING ACCESS TO EXCELLENCE

As with all mutual funds, the Securities and
Exchange Commission has not approved or
disapproved these securities or determined if this
Prospectus is truthful or complete. Any rep-
resentation to the contrary is a criminal offense.

P004-0507

3	OVERVIEW

4-9	SUMMARY OF THE FUND

Managers AMG TimesSquare Mid Cap Growth Fund

Summary of Principal Risks

Other Important Information about the Fund and its Investment Strategies and Risks

Fund Management

10-15	SHAREHOLDER GUIDE

Your Account

Investing Through an Intermediary

Transaction Policies

How to Buy or Sell Shares

Investor Services

Federal Income Tax Information

16	FINANCIAL HIGHLIGHTS

Managers AMG TimesSquare Mid Cap Growth Fund

18	HOW TO CONTACT US

Managers Investment Group

OVERVIEW

This Prospectus contains important information about the Managers AMG TimesSquare Mid Cap Growth Fund (the “Fund”). The Fund is part of the Managers Family of Funds, a mutual fund family advised by Managers Investment Group LLC (the “Investment Manager”) and comprised of different funds, each having distinct investment management objectives, strategies, risks, and policies.

A mutual fund is a pooled investment that is professionally managed and provides access to a wide variety of companies, industries, and markets through one investment vehicle. A mutual fund is not a complete investment program and there is no guarantee that a fund will reach its stated goals.

All investments involve some type and level of risk. Risk is the possibility that you will lose money or not make any additional money. Before you invest, please make sure that you have read, and understand, the risk factors that apply to this Fund.

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s Subadvisor will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired result.

Please read this Prospectus carefully before you invest and keep it for future reference. You should base your purchase of shares of the Fund on your own goals, risk preferences, and investment time horizons.

The following Summary of the Fund identifies the Fund’s investment objective, principal investments and strategies, principal risks, performance information, and fees and expenses. A more detailed “Summary of Principal Risks” describing the principal risks of investing in the Fund begins after the Summary of the Fund.

Managers Investment Group

3

SUMMARY OF THE FUND

FUND FACTS

Investment Style:

U.S. Mid-Cap Equities

Benchmark:

Russell MidCap® Growth Index

Tickers:

Institutional Class: TMDIX

Premier Class: TMDPX

Subadvisor:

TimesSquare Capital Management, LLC

(“TimesSquare”)

The Russell MidCap® Growth Index is a

trademark of the Frank Russell Company.

Frank Russell® is a trademark of the Frank

Russell Company.

MANAGERS AMG TIMESSQUARE MID CAP GROWTH FUND

OBJECTIVE

The Fund’s investment objective is to achieve long-term capital appreciation.

FOCUS

The Fund typically invests in the common and preferred stocks of U.S. mid-capitalization companies. The term “mid-capitalization companies” refers to companies that, at the time of purchase, have market capitalizations of greater than $1.5 billion but less than the greater of $10 billion or the upper limit of the Russell MidCap® Growth Index when the stock is initially purchased. (As of December 31, 2006, the upper limit of the Russell Midcap Growth Index was approximately $19.99 billion.)

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in common and preferred stocks of U.S. mid-capitalization companies. The Fund will provide shareholders with at least 60 days’ prior written notice of any change in this policy.

PRINCIPAL INVESTMENT STRATEGIES

TimesSquare, the Fund’s subadvisor, seeks to outperform the Russell MidCap® Growth Index in a risk-controlled manner. TimesSquare applies fundamental investment research techniques when deciding which stocks to buy or sell. Typically, TimesSquare:

•

Uses a bottom-up, research-intensive approach to identify mid-capitalization growth companies that it believes have the greatest potential to achieve significant price appreciation over a 12 to 18 month horizon.

•	Sells all or part of the Fund’s holdings in a particular stock if:

—	Its operating objectives are not met; or

—	Valuation is no longer attractive compared with expectations of the Fund’s long-term growth.

Although the investment strategies of TimesSquare do not ordinarily involve trading securities for short-term profits, TimesSquare may sell any security when it believes best, which may result in short-term trading. Short-term trading may increase the Fund’s transaction costs, which may have an adverse effect on the Fund’s performance, and may increase your tax liability.

Managers Investment Group

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SUMMARY OF THE FUND

MANAGERS AMG TIMESSQUARE MID CAP GROWTH FUND

PORTFOLIO MANAGERS

Ian Anthony Rosenthal

Managing Director and

Senior Portfolio Manager

Grant Babyak

Chief Executive Officer,

Managing Director, and

Senior Portfolio Manager

See “Fund Management“ on page 7

for more information on the portfolio

managers.

PRINCIPAL RISKS

•	Growth Stock Risk—growth stocks maybe more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

•	Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to changing economic, political, or market conditions.

•	Mid-Capitalization Stock Risk—mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies.

•

Sector Risk—companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

There is the risk that you may lose money on your investment.

Please see “Summary of Principal Risks” for more detailed information about the Fund’s principal risks.

WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION

In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate for your overall investment allocation if you are:

•	Looking to gain exposure to mid-cap companies.

•	Diversifying equity investments that may primarily be held in larger-cap companies.

•	Seeking exposure to growth-oriented investments.

•	Willing to accept short-term volatility of returns.

Managers Investment Group

5

SUMMARY OF THE FUND

MANAGERS AMG TIMESSQUARE MID CAP GROWTH FUND

PERFORMANCE SUMMARY

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broadly based securities market index. The performance information assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index. The performance information reflects the impact of the Fund’s contractual expense limitation. If the Investment Manager had not agreed to limit expenses, returns would have been lower. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.

Calendar Year Total Returns—Institutional Class

Most Recent Quarter: 1.72% (1st Quarter 2007)

Best Quarter: 10.31% (1st Quarter 2006)

Worst Quarter: -4.26% (2nd Quarter 2006)

Average Annual Total Returns1 as of 12/31/06

Managers AMG TimesSquare Mid Cap Growth Fund	1 Year	Since Inception[2] (3/4/05)
Institutional Class
Return Before Taxes	17.39%	15.68%

Institutional Class
Return After Taxes on Distributions	16.89%	15.30%

Institutional Class
Return After Taxes on Distributions and Sale of Fund Shares	11.41%	13.24%

Premier Class
Return Before Taxes[2]	17.44%	15.54%

Russell MidCap® Growth Index[3] (before taxes)	10.66%	11.86%

[1]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[2]	After tax returns are shown only for Institutional Class shares of the Fund. After tax returns for Premier Class shares will vary.

[3]

Measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. The Index reflects no deduction for fees, expenses, or taxes.

Managers Investment Group

6

SUMMARY OF THE FUND

MANAGERS AMG TIMESSQUARE MID CAP GROWTH FUND

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fees and Expenses

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of lesser of the offering price or redemption proceeds)	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None

Redemption Fee (as a percentage of the amount redeemed, if applicable)	None

Exchange Fee	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Institutional Class	Premier Class
Management Fee	1.00%	1.00%

Distribution (12b-1) Fees	None	None

Other Expenses[1]	0.16%	0.27%

Acquired Fund Fees Expenses[3]	0.01%	0.01%

Total Annual Fund Operating Expenses[2]	1.17%	1.28%

Net Annual Fund Operating Expenses[4]	1.17%	1.28%

[1]

Other Expenses for the Premier Class shares includes payments the Fund makes to third parties who maintain omnibus accounts with the Fund. These payments, representing payments for shareholder recordkeeping services, are not expected to exceed 0.20% of the Fund’s average daily net assets attributable to the Premier Class shares.

[2]

The Fund has entered into arrangements with unaffiliated broker-dealers pursuant to which a portion of the commissions paid by the Fund may be directed by the Fund to pay a portion of its expenses. In addition, the Fund may receive credits against its custodian expenses for uninvested overnight cash balances. Due to these expense offsets, the Fund incurred actual “Total Annual Fund Operating Expenses” for the fiscal year ended December 31, 2006 in an amount less than the amounts shown above. After giving effect to these expense offsets, the “Total Annual Fund Operating Expenses” for the fiscal year ended December 31, 2006 for the Fund were 1.12% for the Managers Class and 1.23% for the Premier Class.

[3]

The Investment Manager has contractually agreed, through May 1, 2008, to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage costs, acquired Fund fees and expenses, and extraordinary items) to 1.19% and 1.39% of the average daily net assets of the Fund attributable to the Institutional Class shares and Premier Class shares, respectively, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to a contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that the Fund’s Net Annual Fund Operating Expenses do not exceed the contractual expense limitation amount. Acquired Fund Fees and Expenses are not subject to waiver and do not factor into the Fund’s fee waiver and reimbursement.

[4]

The Net Annual Fund Operating Expenses does not correlate to the ratio of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflects only the operating expenses of the Fund and does not include fees and expenses of any acquired fund.

Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$119	$372	$644	$1,420

Premier Class	$130	$406	$702	$1,545

The Example reflects the impact of the Fund’s contractual expense limitation through May 1, 2008. The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

Managers Investment Group

7

SUMMARY OF THE FUND

SUMMARY OF PRINCIPAL RISKS

GROWTH STOCK RISK

Growth stocks may be more sensitive to changes in current or expected earnings than other types of stocks and tend to be more volatile than the market in general.

MARKET RISK

Market prices of securities held by a Fund may fall rapidly or unpredictably. The prices of stocks will rise and fall due to changing economic, political, or market conditions or in response to events that affect particular industries or companies. The value of your investment could go up or down depending on market conditions. Equity securities generally have greater price volatility than fixed-income securities. Since foreign securities trade on different markets, which have different supply and demand characteristics, their prices are not as closely linked to the U.S. markets. Foreign securities markets have their own market risks, and they may be more or less volatile than U.S. markets and may move in different directions.

MID-CAPITALIZATION STOCK RISK

Mid-capitalization companies involve more risk than larger, more established companies because they often have greater price volatility, lower trading volume, and less liquidity. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

SECTOR RISK

Companies that are in similar businesses may be similarly affected by particular economic or market events. As a result, a Fund’s performance could be more volatile than the performance of a fund that is more diversified across industries and sectors.

OTHER IMPORTANT INFORMATION ABOUT THE FUND AND ITS INVESTMENT STRATEGIES AND RISKS

In addition to the principal investment strategies described in this Prospectus, the Fund may also make other types of investments, and therefore may be subject to other risks. Some of these risks are described in the Fund’s Statement of Additional Information (“SAI”).

TEMPORARY DEFENSIVE MEASURES

From time to time, the Fund may invest a portion of its assets in money market securities as a temporary defensive measure. Of course, the Fund cannot pursue its stated investment objective while taking these defensive measures.

PORTFOLIO TURNOVER

The Fund may sell any security when it believes the sale is in the Fund’s best interest. This may result in active and frequent trading of portfolio securities which can increase the portfolio turnover. Higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase your tax liability.

PORTFOLIO HOLDINGS

A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI, which is available on the Fund’s Web site at www.managersinvest.com.

INVESTMENT OBJECTIVE

The Fund’s investment objective may be changed without shareholder approval.

Managers Investment Group

8

SUMMARY OF THE FUND

FUND MANAGEMENT

The Fund is a series of Managers AMG Funds, a Massachusetts business trust (the “Trust”). The Trust is part of the Managers Family of Funds, a mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks, and policies.

The Investment Manager, located at 800 Connecticut Avenue, Norwalk, Connecticut 06854, is an indirect wholly-owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), located at 600 Hale Street, Prides Crossing, Massachusetts 01965. The Investment Manager serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager also monitors the performance, security holdings, and investment strategies of the Subadvisor to the Fund. Managers Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager, serves as the Fund’s distributor.

TimesSquare Capital Management, LLC (“TimesSquare”) has day-to-day responsibility for managing the Fund’s portfolio and has managed the Fund since its inception. TimesSquare, located at 1177 Avenue of the Americas, 39th Floor, New York, New York 10036 is a multi-asset class investment manager providing services to public and corporate funds, endowments and foundations, retirement plans, and other institutional accounts. As of December 31, 2006, TimesSquare managed approximately $8.6 billion in assets. An indirect subsidiary of AMG is the Managing Member of and owns a majority interest in TimesSquare.

The Fund is managed by a team of portfolio managers, analysts and other investment professionals at TimesSquare. Ian Anthony Rosenthal and Grant R. Babyak (the “Portfolio Managers”) serve as co-team leaders jointly and primarily responsible for day-to-day strategic oversight of the Fund’s investments.

Mr. Rosenthal has served as a co-manager of the Fund since its inception. He is a Managing Director and Senior Portfolio Manager of TimesSquare. Prior to joining TimesSquare in 2000, he served as a Vice President of Fiduciary Trust Company International, which he joined in 1996. Mr. Babyak has served as co-manager of the Fund since its inception. Mr. Babyak is Chief Executive Officer and Senior Portfolio Manager of TimesSquare. Prior to joining TimesSquare in 2000, Mr. Babyak served as a Senior Vice President of Fiduciary Trust Company International, which he joined in 1996.

Additional information regarding other accounts managed by the Portfolio Managers, the compensation of the Portfolio Managers, and the Portfolio Managers’ ownership of Fund shares is available in the Fund’s SAI. The Fund is obligated by its investment management agreement to pay an annual management fee to the Investment Manager of 1.00% of the average daily net assets of the Fund. The Investment Manager, in turn, pays TimesSquare 1.00% of the average daily net assets of the Fund for its services as Subadvisor. Under its investment management agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund. The Investment Manager receives compensation from the Subadvisor for its administrative services to the Fund pursuant to an administration agreement between the Investment Manager and Subadvisor.

A discussion regarding the basis for the Board of Trustees approving the Investment Management Agreement with respect to the Fund between the Trust and the Investment Manager and the Subadvisory Agreement between the Investment Manager and Subadvisor is available in the Fund’s Semi-Annual Report for the period ended June 30, 2006.

Managers Investment Group

9

SHAREHOLDER GUIDE

YOUR ACCOUNT

As an investor, you pay no sales charge to invest in the Fund or to redeem out of the Fund. Your purchase or redemption of Fund shares is based on the Fund’s share price. The price at which you purchase and redeem your shares is based on the net asset value per share (“NAV”) next determined after your purchase or redemption order is received on each day the New York Stock Exchange (the “NYSE”) is open for trading. The NAV is equal to the Fund’s net worth (assets minus liabilities) divided by the number of shares outstanding. The Fund’s NAV is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York Time. Purchase orders received after 4:00 p.m. from certain processing organizations which have entered into contractual arrangements with the Fund will also receive that day’s offering price provided the purchase orders the processing organization transmits to the Fund were received by the processing organization in proper form before 4:00 p.m. Likewise, redemption orders received after 4:00 p.m. from certain processing organizations which have entered into contractual arrangements with the Fund will also be redeemed at the NAV computed that day provided that the orders the processing organization transmits to the Fund were received by the processing organization in proper form before 4:00 p.m.

Investments traded in foreign markets may trade when the NYSE is closed. Those investments are generally valued at the closing of the exchange where they are primarily traded. Therefore, the Fund’s NAV may be impacted on days when investors may not be able to purchase or redeem Fund shares.

FAIR VALUE POLICY

The Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Trust. Under certain circumstances, a Fund investment will be priced based on an evaluation of its fair value, according to procedures established by and under the general supervision of the Board of Trustees. The Fund uses the fair value of a portfolio investment to calculate its NAV when, for example:

•	Market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed;

•	Trading in a portfolio investment is suspended and not resumed before the Fund calculates its NAV;

•

A significant event affecting the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and when the Fund calculates its NAV;

•	An investment’s price has remained unchanged over a period of time (often referred to as a “stale price”); or

•	The Investment Manager determines that a market quotation is inaccurate.

An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures.

Managers Investment Group

10

SHAREHOLDER GUIDE

INVESTING THROUGH AN INTERMEDIARY

If you invest through a third party such as a bank, broker-dealer, or other financial intermediary, rather than directly with the Fund, the policies, fees, and minimum investment amounts may differ from those described in this Prospectus. The Fund may also participate in programs with national brokerage firms that limit a shareholder’s transaction fees, and may pay fees to these firms in return for participation in these programs for servicing shareholders. The servicing fees are paid out of the assets of the Fund on an ongoing basis and will increase the cost of your investment.

The Investment Manager and/or the Distributor may pay compensation (out of their own funds and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries or service providers in connection with the sale or retention of Fund shares and/or shareholder servicing. This compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the NAV or the price of the Fund’s shares.

SHARE CLASSES

Investors may choose from two classes of shares of the Fund. The classes differ in the way they deal with Fund expenses. Four important considerations in choosing a share class are the amount you plan to invest, your investment objectives, the class’ expenses, and charges. We recommend that you discuss your investment goals and choices with your financial professional to determine which share class is right for you.

INSTITUTIONAL CLASS SHARES

•	Have neither an up-front sales charge, nor a surrender charge (referred to as a contingent-deferred sales charge (CDSC).

•

Have lower operating expenses than Premium Class shares. This means that an investment in Institutional Class shares will have higher annual returns than a comparable investment in Premium Class shares.

PREMIER CLASS SHARES

•	Have neither an up-front sales charge, nor a surrender charge (referred to as a contingent-deferred sales charge (CDSC).

•	Have shareholder servicing fees deducted from the Fund’s assets of up to 20 basis points (0.20%).

•	Have higher operating expenses than Institutional Class shares.

TRANSACTION POLICIES

OPENING YOUR ACCOUNT

You can set up your account either through a registered financial professional or on your own, by submitting your completed application to the Fund with your initial investment. Your account application must be in “good order” before we can process it; that is, the application must contain all of the information and documentation requested. Failing to provide what we request may delay the purchase date or cause us to reject your application and return your investment monies.

BUYING AND SELLING SHARES

You may buy shares of the Fund once you set up an account. You also may buy additional shares or sell your shares any time. When you buy or sell Fund shares, the price is the NAV per share that is calculated after we receive your order in proper form. The Fund’s NAV is calculated at the close of regular trading on the NYSE, usually 4:00 p.m. New York Time.

PROCESSING ORDERS

If you sell shares in the Fund, the Fund will send your check to the address we have on file for your account. If the sale of your shares follows a purchase by check, the Fund may hold the proceeds of your sale for up to 15 calendar days to ensure that the check has cleared.

Managers Investment Group

11

SHAREHOLDER GUIDE

HOW TO BUY OR SELL SHARES

	If you wish to open an account and buy shares*…	If you wish to add shares to your account*…	If you wish to sell shares*,†…

Through your registered investment professional:	Contact your investment advisor or other investment professional	Send any additional monies to your investment professional to the address on your account statement	Contact your investment advisor or other investment professional

On your own: By mail	Complete the account application, then mail the application and a check payable to Managers to: Managers c/o PFPC, Inc. PO Box 9769 Providence, RI 02940-9769	Send a letter of instruction and a check payable to Managers to: Managers c/o PFPC, Inc. PO Box 9769 Providence, RI 02940-9769 (Include your account number and fund name on your check)	Write a letter of instruction
containing:
•   Name of the Fund
•   Dollar amount or
    number of shares
    you wish to sell
•   Your name
•   Your account number
•   Signatures of all
    account owners

Mail your letter to:
Managers
c/o PFPC, Inc.
PO Box 9769
Providence, RI 02940-9769

By telephone	Not available	If your account has already been established, call the transfer agent at 800.548.4539	If you elected telephone
redemption privileges on
your account application,
call us at 800.548.4539
(Telephone redemptions
are available only for
redemptions of less than
$3,000,000 for Institutional
Class or $1,000,000 for
Premier Class)

Over the Internet	Not available	If your account has already been established, go to our Web site at www.managersinvest.com	Go to our Web site at www.managersinvest.com

By bank wire	Not available	Instruct your bank to wire
monies to:
PNC Bank, N.A.
Philadelphia, PA
ABA #031000053
FFC to: 8614972935
Managers
Attn: Control Department
FBO shareholder name,
account number, and Fund
name
(Your bank may charge
you a fee for this service;
call 800.548.4539 if you
		have questions)	Available if bank wire instructions are on file for your account

*	Please specify the share class you wish to purchase or sell when placing your order.

†	Redemptions of $3,000,000 for Institutional Class or $1,000,000 for Premier Class and over require a medallion signature guarantee. A medallion guarantee is a signature guarantee by a Guarantor Institution, which is participating in a Signature Guarantee Program recognized by the Securities Transfer Association (STA).

Managers Investment Group

12

SHAREHOLDER GUIDE

INVESTMENT MINIMUMS

Your cash investments in the Fund must be in U.S. dollars. We do not accept third-party or “starter” checks.

	Institutional Class		Premier Class
	Initial Investment	Additional Investments	Initial Investment	Additional Investments
• Regular Accounts	$3,000,000	$100,000	$1,000,000	$10,000
• Individual Retirement Accounts	$3,000,000	$100,000	$1,000,000	$10,000

The minimum initial and additional investment amounts may be waived for investments by current or retired officers and trustees of the Trust and other funds of the Managers Family of Funds, as well as their family members; current or retired officers, directors, and employees of AMG and certain participating affiliated companies of AMG; the immediate family members of any such officer, director, or employee (including parents, grandparents, spouses, children, grandchildren, siblings, father/mother-in-laws, sister/brother-in-laws, daughter/son-in-laws, nieces, nephews, and domestic partners); and a trust or plan established primarily for the benefit of any of the foregoing persons. Additionally, the Fund or the Distributor may, in its discretion, waive the minimum initial or additional investment amounts at any time.

SIGNATURE GUARANTEE

If you are selling $3,000,000 for Institutional Class or $1,000,000 for Premier Class or more worth of shares, you will need to provide the Fund with a medallion guarantee, an imprint that verifies the authenticity of your signature. The medallion program offers shareowners added protection because it guarantees that the person who signs the transaction request is the actual shareowner or legally authorized representative.

We accept medallion imprints only from a guarantor institution such as a bank, broker/dealer, credit union, national securities exchange, or savings association that is a recognized participant of the Securities Transfer Agents Medallion Program (STAMP) 2000. When requesting a medallion signature guarantee from a guarantor institution, please be sure it is issued in an amount that covers your planned transaction. A notary public cannot provide a signature guarantee.

UNAUTHORIZED TRANSACTIONS

The Fund is not responsible for any losses due to unauthorized transactions as long as the Fund follows reasonable security procedures designed to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange shares by telephone or the Internet, call the Fund at 800.548.4539 for instructions.

LIMITATIONS ON THE FUND

The Fund may restrict or limit certain transactions including but not limited to the following examples:

•

Redeem your account if its value falls below $3,000,000 for the Institutional Class or $1,000,000 for the Premier Class due to redemptions you make but not until after the Fund gives you 60 days’ notice and the opportunity to reestablish your account balance;

•	Suspend sales or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when the SEC restricts trading;

•	Change the minimum required investment amounts;

•	Delay sending out sales proceeds for up to seven days. This usually applies to very large sales without notice, excessive trading, or during unusual market conditions;

•	Make a redemption-in-kind, a payment in portfolio securities instead of in cash;

•	Refuse a buy order for any reason, including your failure to submit a properly completed application;

•

Refuse an exchange request for any person or group if the Fund determines that the request could adversely affect the Fund, for example, if the person or group has engaged in excessive trading. (See “Limiting Trades” on page 12.) This determination is at the Investment Manager’s discretion, based on a case-by-case analysis consistent with the Trust’s policies and procedures regarding frequent trading; and

•	End or change the exchange privilege policy after giving 60 days’ advance notice to shareholders or impose fees in connection with exchanges or sales.

FREQUENT TRADING POLICY

The Board of Trustees of the Trust has adopted policies and procedures reasonably designed to prevent frequent trading in shares of the Fund, commonly referred to as “market timing.” These activities may disrupt management of the Fund’s portfolio, increase the Fund’s expenses, and have a negative impact on the Fund’s performance. The Fund may be subject to additional risks of frequent trading activities because the securities in which the Fund invests tend to be less liquid and their prices more volatile than the securities of larger capitalization companies. As a result, the Fund may be a target for investors that seek to capitalize on price arbitrage opportunities.

Monitoring Trades

To help prevent frequent trading, the Investment Manager monitors the trading activities of Fund accounts on a daily basis, including large accounts maintained directly with the Fund’s Transfer Agent. If the Investment Manager determines that an account shows a pattern of excessive trading and/or excessive exchanging among the

Managers Investment Group

13

SHAREHOLDER GUIDE

Managers Family of Funds, the Investment Manager reviews the account’s activities and may warn the account owner and/or restrict the account. The Investment Manager also notifies the Fund’s transfer agent of any restriction and periodically informs the Board of Trustees about the implementation of these frequent trading policies and procedures.

Limiting Trades

The Fund may refuse a purchase order for any reason and will limit or refuse an exchange request if the Investment Manager believes that a shareholder is engaging in market timing activities that may harm the Fund and its shareholders. Transactions accepted by a financial intermediary that violate the Fund’s frequent trading policies are not considered to be acceptable by the Fund, and the Funds may reject them on the next business day after the financial intermediary has received them.

Although the Fund uses reasonable efforts to prevent market timing activities in the Fund, its efforts may not always succeed. For example, although the Fund strives to apply these policies and procedures uniformly to all accounts, the Fund receives certain purchase, exchange, and redemption orders through financial intermediaries that maintain omnibus accounts with the Fund. Although the Fund has attempted to put safeguards in place to ensure that financial intermediaries have implemented procedures designed to deter market timing, the Fund’s ability to detect frequent trading activities by investors who hold shares through financial intermediaries will still be limited by the ability of the Fund and such intermediaries to monitor for a pattern of excessive trading and/or excessive exchanging within an omnibus account.

INVESTOR SERVICES

AUTOMATIC INVESTMENTS

You may arrange to make automatic deductions at regular intervals from a designated bank account.

AUTOMATIC REINVESTMENT PLAN

This plan lets you conveniently reinvest your dividends and capital gain distributions in additional shares of the Fund.

AUTOMATIC REDEMPTIONS

With this feature, you can easily redeem a set amount each month from your account. You may make automatic monthly redemptions of $100 or more. Redemptions are normally completed on the 25th day of each month. If the 25th day falls on a weekend or holiday, the Fund will complete the redemption on the next business day.

RETIREMENT PLANS

You may hold your shares in a traditional or Roth IRA, which are available to you at no additional cost. Call us at 800.548.4539 to get more information and an IRA kit.

EXCHANGE PRIVILEGES

To enhance your investment flexibility, we allow you to exchange your shares of the Fund for other funds managed by the Investment Manager that are not subject to a sales charge (load). Not all funds managed by the Investment Manager offer all classes of shares or are open to new investors.

•	The value of the shares exchanged must meet the minimum purchase requirement of the fund for which you are exchanging them.

•	There is no fee associated with the exchange privilege; however, your exchange may result in tax consequences. For details, see “Taxability of Transactions” on page 13.

•	The exchange privilege is available only if both of the accounts involved in the transaction are registered in the same name with the same address and taxpayer identification number.

You can request your exchange in writing; by telephone (if elected on the application); by Internet; or through your investment advisor, bank, or investment professional. Normally, we will execute the entire exchange transaction in a single business day.

Be sure to read the Prospectus of any fund that you are considering for an exchange. When you purchase a fund’s shares by exchange, the same terms and conditions that apply to any new investment in that fund also apply to the exchange. The Fund may discontinue, alter, or limit the exchange privileges at any time.

ACCOUNT STATEMENTS

The Fund will send you quarterly and yearly statements with details about your account activity. The Fund will also send you a Form 1099-DIV annually (unless your account is an IRA) that shows the tax breakdown of any dividends and distributions you received from the Fund. In addition, you will receive a confirmation after each trade execution.

DIVIDENDS AND DISTRIBUTIONS

The Fund normally declares and pays any income dividends and net capital gain distributions annually in December. Most investors have their dividends and distributions reinvested in additional shares, and the Fund will do this automatically unless you request otherwise. You may also change your election any time by giving the Fund written notice at least 10 days before the scheduled payment date.

CHANGES TO YOUR ACCOUNT

The Fund mails correspondence and other materials to the address on file for you. Please notify the Fund immediately of any changes to your address or to other information that might affect your account.

Managers Investment Group

14

SHAREHOLDER GUIDE

FEDERAL INCOME TAX INFORMATION

The following tax information is general and describes certain federal income tax consequences of an investment in the Fund under the Internal Revenue Code of 1986, as amended (the “Code”), and as in effect as of the date of this Prospectus. The Fund does not intend for this information to address all aspects of taxation that may apply to individual shareholders or to specific types of shareholders such as insurance companies, financial institutions, brokerage dealers, and foreign persons that may qualify for special treatment under the federal income tax laws. You should consult a tax advisor about the federal, state, local, and foreign tax consequences to you of your investment in the Fund based on your particular circumstances.

TAXABILITY OF DIVIDENDS AND DISTRIBUTIONS

Distributions of investment income, whether reinvested or taken as cash, are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owns or is considered to have owned the investments that generated them, rather than how long you have owned your shares.

•

Distributions from the sale of investments that the Fund owns or is considered to have owned for more than one year and that are properly designated by the Fund as capital gain dividends are taxable as long-term capital gains.

•	Distributions from the sale of investments that the Fund owns or is considered to have owned for one year or less are taxable as ordinary income.

•

Properly designated distributions of “qualified dividend income” are taxable at the rate that applies to long-term capital gains provided that both you and the Fund meet certain holding period and other requirements.

TAXABILITY OF TRANSACTIONS

Any gain that results from the sale or exchange of your shares generally also is subject to federal income tax. Distributions by the Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws are not taxable. Special tax rules apply to investments through such plans. You should consult you tax advisor to determine the suitability of the Fund as an investment through your retirement plan and the tax treatment of distributions (including distribution amounts attributable to an investment in the Fund) from such a plan.

TAX WITHHOLDING

To avoid withholding of taxes on distributions or sale proceeds, federal law requires you to:

•	Provide your Social Security Number (SSN) or other taxpayer identification number (TIN);
•	Certify that your SSN or TIN is correct; or
•	Certify that you are exempt from withholding.

In addition, the Fund must also withhold taxes on distributions and sale proceeds if the IRS notifies the Fund that the SSN or TIN you provided is incorrect, or the IRS notifies the Fund that you have failed to properly report certain interest and dividend income.

The Fund’s use of derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the Code. The Fund’s use of derivatives will also affect the amount, timing, and character of the Fund’s distributions. Any gain resulting from the sale or exchange of your shares will generally also be subject to tax. An exchange of the Fund’s shares for shares of another fund will be treated as a sale of the Fund’s shares and any gain on the transaction may be subject to federal income tax.

Distributions by the Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the Fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the fund) from such a plan.

Managers Investment Group

15

FINANCIAL HIGHLIGHTS

The following Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five fiscal periods (or since inception). The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. This information, derived from the Fund’s Financial Statements, has been audited by PricewaterhouseCoopers LLP, whose report is included in the Fund’s Annual Report, which is available upon request.

	For the year ended December 31,
TimesSquare Mid Cap Growth Fund—Institutional Class	2006	2005*
Net Asset Value, Beginning of Year	$11.06	$10.00

Income from Investment Operations:

Net investment income	0.00 [5,6]	0.02

Net realized and unrealized gain on investments	1.92	1.10

Total from investment operations	1.92	1.12

Less Distributions to Shareholders from:

Net investment income	(0.00)[6]	(0.02)

Net realized gain on investments	(0.19)	(0.04)

Total distribution to shareholders	(0.19)	(0.06)

Net Asset Value End of Period	$12.79	$11.06

Total Return[1]	17.39%	11.17%[2]

Ratio of net expenses to average net assets	1.12%	1.18%[3]

Ratio of net investment income to average net assets[1]	0.02%	0.70%[3]

Portfolio turnover	49%	48%[2]

Net assets at end of year
(000’s omitted)	$205,290	$71,284

Ratios absent expense offsets: [4]

Ratio of total expenses to average net assets	1.16%	1.38	% [3]

Ratio of net investment income to average net assets	(0.02)%	0.50%[3]

*	Commencement of operations was March 4, 2005.
[1]	Total return and net investment income would have been lower had certain expenses not been reduced.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio information assuming no reduction of Fund expenses.
[5]	Per share numbers have been calculated using average shares.
[6]	Rounds to less than $0.01 per share.

Managers Investment Group

16

FINANCIAL HIGHLIGHTS

	For the year ended December 31,
TimesSquare Mid Cap Growth Fund—Premier Class	2006	2005*
Net Asset Value, Beginning of Year	$11.03	$10.00

Income from Investment Operations:

Net investment income (loss)	(0.01)[5]	0.01

Net realized and unrealized gain on investments	1.93	1.08

Total from investment operations	1.92	1.09

Less Distributions to Shareholders from:

Net investment income	(0.00)[6]	(0.02)

Net realized gain on investments	(0.19)	(0.04)

Total distribution to shareholders	(0.19)	(0.06)

Net Asset Value End of Period	$12.76	$11.03

Total Return[1]	17.44%	10.87%[2]

Ratio of net expenses to average net assets	1.23%	1.34	% [3]

Ratio of net investment income (loss) to average net assets[1]	(0.06)%	0.28%[3]

Portfolio turnover	49%	48%[2]

Net assets at end of year
(000’s omitted)	$106,329	$13,428

Ratios absent expense offsets: [4]

Ratio of total expenses to average net assets	1.27%	1.77	%3

Ratio of net investment loss to average net assets	(0.11)%	(0.15)%[3]

*	Commencement of operations was March 4, 2005.
[1]	Total return and net investment income would have been lower had certain expenses not been reduced.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio information assuming no reduction of Fund expenses.
[5]	Per share numbers have been calculated using average shares.
[6]	Rounds to less than $0.01 per share.

Managers Investment Group

17

HOW TO CONTACT US

MANAGERS AMG TIMESSQUARE MID CAP GROWTH FUND

INVESTMENT MANAGER

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, Connecticut 06854-2325

203.299.3500 or 800.835.3879

SUBADVISOR

TimesSquare Capital Management, LLC

1177 Avenue of the Americas

39th Floor

New York, NY 10036

DISTRIBUTOR

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, Connecticut 06854-2325

CUSTODIAN

The Bank of New York

2 Hanson Place

Brooklyn, New York 10286

LEGAL COUNSEL

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

TRANSFER AGENT

PFPC, Inc.

P.O. Box 9769

Providence, Rhode Island 02940-9769

800.548.4539

TRUSTEES

Jack W. Aber

William E. Chapman,

II Edward J. Kaier

William J. Nutt

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

Managers Investment Group

PRIVACY POLICY

We recognize the importance of safeguarding your personal information. Your privacy is a priority, and we have designed policies and practices to achieve this goal.

As a mutual fund company, we may receive personal information from our customers, some of which is “nonpublic.” We receive this information from the following sources:

☒•	Information received from account applications and other forms including your address, date of birth, and social security number.

☒•	Information relating to your transactions with us, our affiliates, and others, such as the purchase and sale of securities and account balances.

We do not sell information about you to outside marketing firms. As a matter of policy, we do not disclose nonpublic personal information about our present or former customers to third parties, including our affiliates, except as required or permitted by law (including as necessary for third parties to perform under their agreements with respect to the Fund). For example, we may disclose nonpublic personal information in order to process a transaction or service an account, to comply with legal requirements, or upon the request of the customer. In addition, we may disclose information to non-affiliated companies that from time to time are used to provide certain services, such as soliciting proxies or preparing and mailing prospectuses, reports, account statements, and other information. We may also share nonpublic personal information with our affiliates in connection with servicing customer accounts.

We restrict access to nonpublic personal information to those employees and service providers who are involved in providing products or services to our customers. In addition, we maintain physical, electronic, and procedural safeguards in order to protect your nonpublic personal information.

(Not part of the Prospectus)

Managers Investment Group

WHERE TO FIND ADDITIONAL INFORMATION

The Fund’s Statement of Additional Information (“SAI”), annual report, and semiannual report contain additional information about the Fund and its investments. The annual and semiannual reports include a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the previous fiscal year.

To request free copies of these materials or to make other inquiries, please contact the Fund:

•	By telephone:
800.835.3879

•	By mail:
Managers Investment Group LLC
800 Connecticut Avenue
Norwalk, Connecticut 06854-2325

•	On the Internet:
Electronic copies are available on our Web site at
www.managersinvest.com

Information about the Fund, including the Fund’s current SAI and annual and semiannual reports, is on file with the Securities and Exchange Commission (“SEC”). The Fund’s SAI is incorporated by reference into (is legally part of) this Prospectus.

Reports and other information about the Fund are also available on the EDGAR database of the SEC’s Web site at http://www.sec. gov. You may obtain copies by electronic request, after paying a duplicating fee, via email to publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. You may also review and copy information about the Fund at the SEC’s Public Reference Room in Washington, D.C. For access to the Reference Room, call 202.551.8090.

© 2007 Managers Investment Group LLC

Investment Company Act Registration Number 811-09521

www.managersinvest.com

MANAGERS AMG FUNDS

PROSPECTUS

May 1, 2007

•	Managers AMG TimesSquare Small Cap Growth Fund—

Institutional Class, Premier Class

PROVIDING ACCESS TO EXCELLENCE

As with all mutual funds, the Securities and
Exchange Commission has not approved or
disapproved these securities or determined if this
Prospectus is truthful or complete. Any rep-
resentation to the contrary is a criminal offense.

P005-0507

3	OVERVIEW

4-9	SUMMARY OF THE FUND

Managers AMG TimesSquare Small Cap Growth Fund

Summary of Principal Risks

Other Important Information about the Fund and its Investment Strategies and Risks

Fund Management

10-15	SHAREHOLDER GUIDE

Your Account

Investing Through an Intermediary

Transaction Policies

How to Buy or Sell Shares

Investor Services

Federal Income Tax Information

16	FINANCIAL HIGHLIGHTS

Managers AMG TimesSquare Small Cap Growth Fund

18	HOW TO CONTACT US

Managers Investment Group

OVERVIEW

This Prospectus contains important information about the Managers AMG TimesSquare Small Cap Growth Fund (the “Fund”). The Fund is part of the Managers Family of Funds, a mutual fund family advised by Managers Investment Group LLC (the “Investment Manager”) and comprised of different funds, each having distinct investment management objectives, strategies, risks, and policies.

A mutual fund is a pooled investment that is professionally managed and provides access to a wide variety of companies, industries, and markets through one investment vehicle. A mutual fund is not a complete investment program and there is no guarantee that a fund will reach its stated goals.

All investments involve some type and level of risk. Risk is the possibility that you will lose money or not make any additional money. Before you invest, please make sure that you have read, and understand, the risk factors that apply to this Fund.

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s Subadvisor will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired result.

Please read this Prospectus carefully before you invest and keep it for future reference. You should base your purchase of shares of the Fund on your own goals, risk preferences, and investment time horizons.

The following Summary of the Fund identifies the Fund’s investment objective, principal investments and strategies, principal risks, performance information, and fees and expenses. A more detailed “Summary of Principal Risks” describing the principal risks of investing in the Fund begins after the Summary of the Fund.

Managers Investment Group

3

SUMMARY OF THE FUND

FUND FACTS

Investment Style:

U.S. Small-Cap Equities

Benchmark:

Russell 2000® Growth Index

Tickers:

Institutional Class: TSCIX

Premier Class: TSCPX

Subadvisor:

TimesSquare Capital Management, LLC

(“TimesSquare”)

Note: This Fund is currently closed to

new investors. Please see page 6 for further

information.

The Russell 2000® Growth Index is a

trademark of the Frank Russell Company.

Frank Russell® is a trademark of the Frank

Russell Company.

MANAGERS AMG TIMESSQUARE SMALL CAP GROWTH FUND

OBJECTIVE

The Fund’s investment objective is to achieve long-term capital appreciation.

FOCUS

The Fund typically invests in the common and preferred stocks of U.S. small-capitalization companies. TimesSquare generally considers a company to be a “small-capitalization” company if it has a market capitalization at the time of purchase between $50 million and $2.0 billion. The Fund focuses on growing companies involved in new product development and technological breakthroughs.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-capitalization companies. This policy may be changed only upon 60 days’ written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

TimesSquare is the Fund’s subadvisor. TimesSquare applies fundamental investment research techniques when deciding which stocks to buy or sell. Typically, TimesSquare:

•

Looks across all sectors of the stock market to find companies that meet the Fund’s investment criteria–including the potential for strong, sustainable growth, consistent earnings, proprietary products and services and minimal institutional ownership.

•	Seeks out stocks that have the potential for significant price appreciation over the following 18 months and price/earnings ratios at a discount relative to their earnings growth rates.

•

Will generally sell a security when it no longer meets the Fund’s investment criteria, when it believes the company issuing the security is unable to sustain a competitive advantage, or if the valuation is no longer attractive relative to TimesSquare’s time horizon for growth expectations.

•	Sells all or part of the Fund’s holdings in a particular stock if:

—	It no longer meets the Fund’s investment criteria;

—	TimesSquare believes the company issuing the security is unable to sustain a competitive advantage:

—	Valuation is no longer attractive compared with expectations of the Fund’s long-term growth; or

—	Appreciation causes its value to exceed 5% of the Fund’s assets.

Although the investment strategies of TimesSquare do not ordinarily involve trading securities for short-term profits, TimesSquare may sell any security when it believes best, which may result in short-term trading. Short-term trading may increase the Fund’s transaction costs, which may have an adverse effect on the Fund’s performance, and may increase your tax liability.

Managers Investment Group

4

SUMMARY OF THE FUND

PORTFOLIO MANAGERS

Grant Babyak

Chief Executive Officer,

Managing Director and

Senior Portfolio Manager

Kenneth C. Duca, CFA

Director and

Senior Portfolio Manager

See “Fund Management” on page 7

for more information on the portfolio

managers.

MANAGERS AMG TIMESSQUARE SMALL CAP GROWTH FUND

PRINCIPAL RISKS

•	Growth Stock Risk—growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

•	Liquidity Risk—particular investments may be difficult to sell at the best price.

•	Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to changing economic, political, or market conditions.

•

Sector Risk—companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

•	Small-Capitalization Stock Risk—small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies.

There is the risk that you may lose money on your investment.

Please see “Summary of Principal Risks” for more detailed information about the Fund’s principal risks.

WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION

In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate for your overall investment allocation if you are:

•	Looking to gain exposure to small-cap companies.

•	Diversifying equity investments that may primarily be held in larger-cap companies.

•	Seeking exposure to growth-oriented investments.

•	Willing to accept short-term volatility of returns.

Managers Investment Group

5

SUMMARY OF THE FUND

MANAGERS AMG TIMESSQUARE SMALL CAP GROWTH FUND

PERFORMANCE SUMMARY

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broadly based securities market index. The performance information assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index. The performance information reflects the impact of the Fund’s contractual expense limitation. If the Investment Manager had not agreed to limit expenses, returns would have been lower. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.

Calendar Year Total Returns—Institutional Class

Most Recent Quarter: 0.89% (1st Quarter 2007)

Best Quarter: 20.92% (4th Quarter 2001)

Worst Quarter: -20.09% (1st Quarter 2001)

Average Annual Total Returns1 as of 12/31/06

Managers AMG TimesSquare Small Cap Growth Fund	1 Year	5 Years	Since Inception[2] (1/21/00)
Institutional Class
Return Before Taxes	16.49%	10.49%	7.65%

Institutional Class
Return After Taxes on Distributions	13.84%	9.28%	6.72%

Institutional Class
Return After Taxes on Distributions and Sale of Fund Shares	12.86%	8.74%	6.35%

Premier Class
Return Before Taxes[2]	16.44%	10.35%	7.51%

Russell 2000® Growth Index[3] (before taxes)	13.35%	6.93%	(1.35%)

[1]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[2]	After-tax returns are shown only for Institutional Class shares of the Fund. After-tax returns for Premier Class shares will vary.

[3]

Russell 2000® Growth Index measures the performance of those companies in the Russell 2000® Index with higher price-to book ratios and higher forecasted values. The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Index reflects no deduction for fees, expenses, or taxes.

Managers Investment Group

6

SUMMARY OF THE FUND

MANAGERS AMG TIMESSQUARE SMALL CAP GROWTH FUND

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fees and Expenses

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of lesser of the offering price or redemption proceeds)	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None

Redemption Fee (as a percentage of the amount redeemed, if applicable)	None

Exchange Fee	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Institutional Class	Premier Class
Management Fee	1.00%	1.00%

Distribution (12b-1) Fees	None	None

Other Expenses[1]	0.07%	0.14%

Total Annual Fund Operating Expenses[2]	1.07%	1.14%

Fee Waiver and Reimbursement[3]	(0.04)%	(0.04)%

Net Annual Fund Operating Expenses	1.03%	1.10%

[1]

Other Expenses for the Premier Class shares includes payments the Fund pays to third parties who maintain omnibus accounts with the Fund. These payments, representing payments for shareholder recordkeeping services, are not expected to exceed 0.20% of the Fund’s average daily net assets attributable to the Premier Class shares. In addition to direct expenses incurred by the Fund, “Other Expenses” includes an indirect expense of less than 0.01% incurred as a result of the Fund’s investment in one or more underlying acquired funds. Indirect expenses of the Fund are not subject to waiver and do not factor into the Fund’s fee waiver and reimbursement.

[2]

The Fund may enter into arrangements with various brokers pursuant to which a portion of the commissions paid by the Fund may be directed by the Fund to pay a portion of its expenses. As a result of these arrangements, the actual Total Annual Operating Expenses and Fee Waiver and Reimbursement of the Premier Class shares and Institutional Class shares may be less than the amounts shown above. The Total Annual Fund Operating Expenses does not correlate to the ratio of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflects only the operating expenses of the Fund and does not include fees and expenses of any acquired fund.

[3]

The Investment Manager has contractually agreed, through May 1, 2008, to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage costs, acquired fund fees and expenses, and extraordinary items) to 1.05% and 1.25% of the average daily net assets of the Fund attributable to the Institutional Class shares and Premier Class shares, respectively, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to a contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that the Fund’s Net Annual Fund Operating Expenses do not exceed the contractual expense limitation amount.

Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$107	$338	$588	$1,304

Premier Class	$114	$360	$626	$1,384

The Example reflects the impact of the Fund’s contractual expense limitation through May 1, 2008. The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

Managers Investment Group

7

SUMMARY OF THE FUND

SUMMARY OF PRINCIPAL RISKS

GROWTH STOCK RISK

Growth stocks may be more sensitive to changes in current or expected earnings than other types of stocks and tend to be more volatile than the market in general.

LIQUIDITY RISK

Liquidity risk exists when particular investments are difficult to sell. A Fund may not be able to sell these illiquid investments at the best prices. Investments in derivatives, non-U.S. investments, restricted securities, securities having small market capitalization, and securities having substantial market and/or credit risk tend to involve greater liquidity risk.

MARKET RISK

Market prices of securities held by a Fund may fall rapidly or unpredictably. The prices of stocks will rise and fall due to changing economic, political, or market conditions or in response to events that affect particular industries or companies. The value of your investment could go up or down depending on market conditions. Equity securities generally have greater price volatility than fixed income securities. Since foreign securities trade on different markets, which have different supply and demand characteristics, their prices are not as closely linked to the U.S. markets. Foreign securities markets have their own market risks, and they may be more or less volatile than U.S. markets and may move in different directions.

SECTOR RISK

Companies that are in similar businesses may be similarly affected by particular economic or market events. As a result, a Fund’s performance could be more volatile than the performance of a fund that is more diversified across industries and sectors.

SMALL-CAPITALIZATION STOCK RISK

Small-capitalization companies involve more risk than larger, more established companies because they often have greater price volatility, lower trading volume, and less liquidity. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. A Fund may underperform other stock funds (such as medium- and large-company stock funds) when stocks of small-capitalization companies are out of favor.

OTHER IMPORTANT INFORMATION ABOUT THE FUND AND ITS INVESTMENT STRATEGIES AND RISKS

In addition to the principal investment strategies described in this Prospectus, the Fund may also make other types of investments, and therefore may be subject to other risks. Some of these risks are described in the Fund’s Statement of Additional Information (“SAI”).

TEMPORARY DEFENSIVE MEASURES

From time to time, the Fund may invest a portion of its assets in money market securities as a temporary defensive measure. Of course, the Fund cannot pursue its stated investment objective while taking these defensive measures.

PORTFOLIO TURNOVER

The Fund may sell any security when it believes the sale is in the Fund’s best interest. This may result in active and frequent trading of portfolio securities which can increase the portfolio turnover. Higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase your tax liability.

PORTFOLIO HOLDINGS

A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI, which is available on the Fund’s Web site at www.managersinvest.com.

INVESTMENT OBJECTIVES

The Fund’s investment objective may be changed without shareholder approval.

FUND CLOSURE

The TimesSquare Small Cap Growth Fund is currently closed to new investors. Shareholders who owned shares of the TimesSquare Small Cap Growth Fund when it was closed on June 12, 2006 may continue to purchase additional shares in their existing accounts. Financial advisors, institutions, intermediaries, and other platforms that have existing client assets or accounts in the TimesSquare Small Cap Growth Fund may add to existing client accounts and may open new accounts for existing or new clients. Exchanges into the TimesSquare Small Cap Growth Fund are not permitted, unless the exchange is being made into an existing shareholder or intermediary account, as described above. Fund management may reopen the TimesSquare Small Cap Growth Fund to certain investors in the future.

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8

SUMMARY OF THE FUND

FUND MANAGEMENT

The Fund is a series of Managers AMG Funds, a Massachusetts business trust (the “Trust”). The Trust is part of the Managers Family of Funds, a mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks, and policies.

The Investment Manager, located at 800 Connecticut Avenue, Norwalk, Connecticut 06854, is an indirect wholly-owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), located at 600 Hale Street, Prides Crossing, Massachusetts 01965. The Investment Manager serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager also monitors the performance, security holdings, and investment strategies of the Subadvisor to the Fund. Managers Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager, serves as the Fund’s distributor.

TimesSquare Capital Management, LLC (“TimesSquare”) has day-to-day responsibility for managing the Fund’s portfolio and has managed the Fund since its inception. TimesSquare, located at 1177 Avenue of the Americas, 39th Floor, New York, New York 10036 is a multi-asset class investment manager providing services to public and corporate funds, endowments and foundations, retirement plans, and other institutional accounts. As of December 31, 2006, TimesSquare managed approximately $8.6 billion in assets. An indirect subsidiary of AMG is the Managing Member of and owns a majority interest in TimesSquare.

The Fund is managed by a team of portfolio managers, analysts and other investment professionals at TimesSquare. Grant R. Babyak and Kenneth C. Duca (the “Portfolio Managers”) serve as co-team leaders responsible for day-to-day strategic oversight of the Fund’s investments.

Grant R. Babyak and Kenneth C. Duca are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Babyak has served as co-manager of the Fund since its inception. Mr. Babyak is a Managing Director and Portfolio Manager of TimesSquare with over 18 years of investment experience. Prior to joining TimesSquare in 2000, Mr. Babyak served as a portfolio manager of Fiduciary Trust Company International, which he joined in 1996. Mr. Duca is a Director and Portfolio Manager of TimesSquare with over 16 years of experience. He has been a member of the TimesSquare team since 2000. Mr. Duca has served as co-manager of the Fund since 2007.

Additional information regarding other accounts managed by the Portfolio Managers, the compensation of the Portfolio Managers, and the Portfolio Managers’ ownership of Fund shares is available in the Fund’s SAI. The Fund is obligated by its investment management agreement to pay an annual management fee to the Investment Manager of 1.00% of the average daily net assets of the Fund. The Investment Manager, in turn, pays TimesSquare 1.00% of the average daily net assets of the Fund for its services as Subadvisor. Under its investment management agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund. The Investment Manager receives compensation from the Subadvisor for its administrative services to the Fund pursuant to an administration agreement between the Investment Manager and Subadvisor.

A discussion regarding the basis for the Board of Trustees approving the Investment Management Agreement with respect to the Fund between the Trust and the Investment Manager and the Subadvisory Agreement between the Investment Manager and Subadvisor is available in the Fund’s Semi-Annual Report for the period ended June 30, 2006.

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9

SHAREHOLDER GUIDE

YOUR ACCOUNT

As an investor, you pay no sales charge to invest in the Fund or to redeem out of the Fund. Your purchase or redemption of Fund shares is based on the Fund’s share price. The price at which you purchase and redeem your shares is based on the net asset value per share (“NAV”) next determined after your purchase or redemption order is received on each day the New York Stock Exchange (the “NYSE”) is open for trading. The NAV is equal to the Fund’s net worth (assets minus liabilities) divided by the number of shares outstanding. The Fund’s NAV is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York Time. Purchase orders received after 4:00 p.m. from certain processing organizations which have entered into contractual arrangements with the Fund will also receive that day’s offering price provided the purchase orders the processing organization transmits to the Fund were received by the processing organization in proper form before 4:00 p.m. Likewise, redemption orders received after 4:00 p.m. from certain processing organizations which have entered into contractual arrangements with the Fund will also be redeemed at the NAV computed that day provided that the orders the processing organization transmits to the Fund were received by the processing organization in proper form before 4:00 p.m.

Investments traded in foreign markets may trade when the NYSE is closed. Those investments are generally valued at the closing of the exchange where they are primarily traded. Therefore, the Fund’s NAV may be impacted on days when investors may not be able to purchase or redeem Fund shares.

FAIR VALUE POLICY

The Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Trust. Under certain circumstances, a Fund investment will be priced based on an evaluation of its fair value, according to procedures established by and under the general supervision of the Board of Trustees. The Fund uses the fair value of a portfolio investment to calculate its NAV when, for example:

•	Market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed;

•	Trading in a portfolio investment is suspended and not resumed before the Fund calculates its NAV;

•

A significant event affecting the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and when the Fund calculates its NAV;

•	An investment’s price has remained unchanged over a period of time (often referred to as a “stale price”); or

•	The Investment Manager determines that a market quotation is inaccurate.

An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures.

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SHAREHOLDER GUIDE

INVESTING THROUGH AN INTERMEDIARY

If you invest through a third party such as a bank, broker-dealer, or other financial intermediary, rather than directly with the Fund, the policies, fees, and minimum investment amounts may differ from those described in this Prospectus. The Fund may also participate in programs with national brokerage firms that limit a shareholder’s transaction fees, and may pay fees to these firms in return for participation in these programs for servicing shareholders. The servicing fees are paid out of the assets of the Fund on an ongoing basis and will increase the cost of your investment.

The Investment Manager and/or the Distributor may pay compensation (out of their own funds and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries or service providers in connection with the sale or retention of Fund shares and/or shareholder servicing. This compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the NAV or the price of the Fund’s shares.

SHARE CLASSES

Investors may choose from two classes of shares of the Fund. The classes differ in the way they deal with Fund expenses. Four important considerations in choosing a share class are the amount you plan to invest, your investment objectives, the class’ expenses, and charges. We recommend that you discuss your investment goals and choices with your financial professional to determine which share class is right for you.

INSTITUTIONAL CLASS SHARES

•	Have neither an up-front sales charge, nor a surrender charge (referred to as a contingent-deferred sales charge (CDSC).

•

Have lower operating expenses than Premium Class shares. This means that an investment in Institutional Class shares will have higher annual returns than a comparable investment in Premium Class shares.

PREMIER CLASS SHARES

•	Have neither an up-front sales charge, nor a surrender charge (referred to as a contingent-deferred sales charge (CDSC).

•	Have higher operating expenses than Institutional Class shares.

•	Have shareholder services fees deducted from the Fund’s assets of up to 20 basis points (0.20%).

TRANSACTION POLICIES

OPENING YOUR ACCOUNT

You can set up your account either through a registered financial professional or on your own, by submitting your completed application to the Fund with your initial investment. Your account application must be in “good order” before we can process it; that is, the application must contain all of the information and documentation requested. Failing to provide what we request may delay the purchase date or cause us to reject your application and return your investment monies.

BUYING AND SELLING SHARES

You may buy shares of the Fund once you set up an account. You also may buy additional shares or sell your shares any time. When you buy or sell Fund shares, the price is the NAV per share that is calculated after we receive your order in proper form. The Fund’s NAV is calculated at the close of regular trading on the NYSE, usually 4:00 p.m. New York Time.

PROCESSING ORDERS

If you sell shares in the Fund, the Fund will send your check to the address we have on file for your account. If the sale of your shares follows a purchase by check, the Fund may hold the proceeds of your sale for up to 15 calendar days to ensure that the check has cleared.

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SHAREHOLDER GUIDE

HOW TO BUY OR SELL SHARES

	If you wish to open an account and buy shares*…	If you wish to add shares to your account*…	If you wish to sell shares*…

Through your registered investment professional:	Contact your investment advisor or other investment professional	Send any additional monies to your investment professional to the address on your account statement	Contact your investment advisor or other investment professional

On your own: By mail	Complete the account application, then mail the application and a check payable to Managers to: Managers c/o PFPC, Inc. PO Box 9769 Providence, RI 02940-9769	Send a letter of instruction and a check payable to Managers to: Managers c/o PFPC, Inc. PO Box 9769 Providence, RI 02940-9769 (Include your account number and fund name on your check)

Write a letter of instruction containing:

•   Name of the Fund

•   Dollar amount or
    number of shares
    you wish to sell

•   Your name

•   Your account number

•   Signatures of all
    account owners

Mail your letter to:

Managers

c/o PFPC, Inc.

PO Box 9769

Providence, RI 02940-9769

By telephone	Not available	If your account has already been established, call the transfer agent at 800.548.4539	If you elected telephone redemption privileges on your account application, call us at 800.548.4539 (Telephone redemptions are available only for redemptions of less than $5,000,000 for Institutional or Premier Class)

Over the Internet	Not available	If your account has already been established, go to our Web site at www.managersinvest.com	Go to our Web site at www.managersinvest.com

By bank wire	Not available	Instruct your bank to wire
monies to:
PNC Bank, N.A.
Philadelphia, PA
ABA #031000053
FFC to: 8614972935
Managers
Attn: Control Department
FBO shareholder name,
account number, and Fund
name (Your bank may
charge you a fee for this
service; call 800.548.4539
		if you have questions)	Available if bank wire instructions are on file for your account

*	Please specify the share class you wish to purchase or sell when placing your order.

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SHAREHOLDER GUIDE

INVESTMENT MINIMUMS

Your cash investments in the Fund must be in U.S. dollars. We do not accept third-party or “starter” checks.

	Institutional Class		Premier Class
	Initial Investment	Additional Investments	Initial Investment	Additional Investments
• Regular Accounts	$5,000,000	$100,000	$1,000,000	$10,000
• Individual Retirement Accounts	$5,000000	$100,000	$1,000,000	$10,000

The minimum initial and additional investment amounts may be waived for investments by current or retired officers and trustees of the Trust and other funds of the Managers Family of Funds, as well as their family members; current or retired officers, directors, and employees of AMG and certain participating affiliated companies of AMG; the immediate family members of any such officer, director, or employee (including parents, grandparents, spouses, children, grandchildren, siblings, father/mother-in-laws, sister/brother-in-laws, daughter/son-in-laws, nieces, nephews, and domestic partners); and a trust or plan established primarily for the benefit of any of the foregoing persons. Additionally, the Fund or the Distributor may, in its discretion, waive the minimum initial or additional investment amounts at any time.

SIGNATURE GUARANTEE

If you are selling $5,000,000 or more worth of Institutional or Premier Class shares, you will need to provide the Fund with a medallion guarantee, an imprint that verifies the authenticity of your signature. The medallion program offers shareowners added protection because it guarantees that the person who signs the transaction request is the actual shareowner or legally authorized representative.

We accept medallion imprints only from a guarantor institution such as a bank, broker/dealer, credit union, national securities exchange, or savings association that is a recognized participant of the Securities Transfer Agents Medallion Program (STAMP) 2000. When requesting a medallion signature guarantee from a guarantor institution, please be sure it is issued in an amount that covers your planned transaction. A notary public cannot provide a signature guarantee.

UNAUTHORIZED TRANSACTIONS

The Fund is not responsible for any losses due to unauthorized transactions as long as the Fund follows reasonable security procedures designed to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange shares by telephone or the Internet, call the Fund at 800.548.4539 for instructions.

LIMITATIONS ON THE FUND

The Fund may restrict or limit certain transactions including but not limited to the following examples:

•

Redeem your account if its value falls below $5,000,000 for the Institutional Class or $1,000,000 for the Premier Class due to redemptions you make but not until after the Fund gives you 60 days’ notice and the opportunity to reestablish your account balance;

•	Suspend sales or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when the SEC restricts trading;

•	Change the minimum required investment amounts;

•	Delay sending out sales proceeds for up to seven days. This usually applies to very large sales without notice, excessive trading, or during unusual market conditions;

•	Make a redemption-in-kind, payment in portfolio securities instead of in cash;

•	Refuse a buy order for any reason, including your failure to submit a properly completed application;

•

Refuse an exchange request for any person or group if the Fund determines that the request could adversely affect the Fund, for example, if the person or group has engaged in excessive trading. (See “Limiting Trades” on page 12.) This determination is at the Investment Manager’s discretion, based on a case-by-case analysis consistent with the Trust’s policies and procedures regarding frequent trading; and

•	End or change the exchange privilege policy after giving 60 days’ advance notice to shareholders or impose fees in connection with exchanges or sales.

FREQUENT TRADING POLICY

The Board of Trustees of the Trust has adopted policies and procedures reasonably designed to prevent frequent trading in shares of the Fund, commonly referred to as “market timing.” These activities may disrupt management of the Fund’s portfolio, increase the Fund’s expenses, and have a negative impact on the Fund’s performance. The Fund may be subject to additional risks of frequent trading activities because the securities in which the Fund invests tend to be less liquid and their prices more volatile than the securities of larger capitalization companies. As a result, the Fund may be a target for investors that seek to capitalize on price arbitrage opportunities.

Monitoring Trades

To help prevent frequent trading, the Investment Manager monitors the trading activities of Fund accounts on a daily basis, including large accounts maintained directly with the Fund’s Transfer Agent. If the Investment Manager determines that an account shows a pattern of excessive trading and/or excessive exchanging among

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13

SHAREHOLDER GUIDE

the Managers Family of Funds, the Investment Manager reviews the account’s activities and may warn the account owner and/or restrict the account. The Investment Manager also notifies the Fund’s Transfer Agent of any restriction and periodically informs the Board of Trustees about the implementation of these frequent trading policies and procedures.

Limiting Trades

The Fund may refuse a purchase order for any reason and will limit or refuse an exchange request if the Investment Manager believes that a shareholder is engaging in market timing activities that may harm the Fund and its shareholders. Transactions accepted by a financial intermediary that violate the Fund’s frequent trading policies are not considered to be acceptable by the Fund, and the Fund may reject them on the next business day after the financial intermediary has received them.

Although the Fund uses reasonable efforts to prevent market timing activities in the Fund, its efforts may not always succeed. For example, although the Fund strives to apply these policies and procedures uniformly to all accounts, the Fund receives certain purchase, exchange, and redemption orders through financial intermediaries that maintain omnibus accounts with the Fund. Although the Fund has attempted to put safeguards in place to ensure that financial intermediaries have implemented procedures designed to deter market timing, the Fund’s ability to detect frequent trading activities by investors who hold shares through financial intermediaries will still be limited by the ability of the Fund and such intermediaries to monitor for a pattern of excessive trading and/or excessive exchanging within an omnibus account.

INVESTOR SERVICES

AUTOMATIC INVESTMENTS

You may arrange to make automatic deductions at regular intervals from a designated bank account.

AUTOMATIC REINVESTMENT PLAN

This plan lets you conveniently reinvest your dividends and capital gain distributions in additional shares of the Fund.

AUTOMATIC REDEMPTIONS

With this feature, you can easily redeem a set amount each month from your account. You may make automatic monthly redemptions of $100 or more. Redemptions are normally completed on the 25th day of each month. If the 25th day falls on a weekend or holiday, the Fund will complete the redemption on the next business day.

RETIREMENT PLANS

You may hold your shares in a traditional or Roth IRA, which are available to you at no additional cost. Call us at 800.548.4539 to get more information and an IRA kit.

EXCHANGE PRIVILEGES

To enhance your investment flexibility, we allow you to exchange your shares of the Fund for other funds managed by the Investment Manager that are not subject to a sales charge (load). Not all funds managed by the Investment Manager offer all classes of shares or are open to new investors.

•	The value of the shares exchanged must meet the minimum purchase requirement of the Fund for which you are exchanging them.

•	There is no fee associated with the exchange privilege; however, your exchange may result in tax consequences. For details, see “Taxability of Transactions” on page 13.

•	The exchange privilege is available only if both of the accounts involved in the transaction are registered in the same name with the same address and taxpayer identification number.

You can request your exchange in writing; by telephone (if elected on the application); by Internet; or through your investment advisor, bank, or investment professional. Normally, we will execute the entire exchange transaction in a single business day.

Be sure to read the Prospectus of any Fund that you are considering for an exchange. When you purchase a Fund’s shares by exchange, the same terms and conditions that apply to any new investment in that Fund also apply to the exchange. The Fund may discontinue, alter, or limit the exchange privileges at any time.

ACCOUNT STATEMENTS

The Fund will send you quarterly and yearly statements with details about your account activity. The Fund will also send you a Form 1099-DIV annually (unless your account is an IRA) that shows the tax breakdown of any dividends and distributions you received from the Fund. In addition, you will receive a confirmation after each trade execution.

DIVIDENDS AND DISTRIBUTIONS

The Fund normally declares and pays any income dividends and net capital gain distributions annually in December. Most investors have their dividends and distributions reinvested in additional shares, and the Fund will do this automatically unless you request otherwise. You may also change your election any time by giving the Fund written notice at least 10 days before the scheduled payment date.

CHANGES TO YOUR ACCOUNT

The Fund mails correspondence and other materials to the address on file for you. Please notify the Fund immediately of any changes to your address or to other information that might affect your account.

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SHAREHOLDER GUIDE

FEDERAL INCOME TAX INFORMATION

The following tax information is general and describes certain federal income tax consequences of an investment in the Fund under the Internal Revenue Code of 1986, as amended (the “Code”), and as in effect as of the date of this prospectus. The Fund does not intend for this information to address all aspects of taxation that may apply to individual shareholders or to specific types of shareholders such as insurance companies, financial institutions, brokerage dealers, and foreign persons that may qualify for special treatment under the federal income tax laws. You should consult a tax advisor about the federal, state, local, and foreign tax consequences to you of your investment in the Fund based on your particular circumstances.

TAXABILITY OF DIVIDENDS AND DISTRIBUTIONS

Distributions of investment income, whether reinvested or taken as cash, are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owns or is considered to have owned the investments that generated them, rather than how long you have owned your shares.

•

Distributions from the sale of investments that the Fund owns or is considered to have owned for more than one year and that are properly designated by the Fund as capital gain dividends are taxable as long-term capital gains.

•	Distributions from the sale of investments that the Fund owns or is considered to have owned for one year or less are taxable as ordinary income.

•

Properly designated distributions of “qualified dividend income” are taxable at the rate that applies to long-term capital gains provided that both you and the Fund meet certain holding period and other requirements.

TAXABILITY OF TRANSACTIONS

Any gain that results from the sale or exchange of your shares generally also is subject to federal income tax. Distributions by the Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws are not taxable. Special tax rules apply to investments through such plans. You should consult you tax advisor to determine the suitability of the Fund as an investment through your retirement plan and the tax treatment of distributions (including distribution amounts attributable to an investment in the Fund) from such a plan.

TAX WITHHOLDING

To avoid withholding of taxes on distributions or sale proceeds, federal law requires you to:

•	Provide your Social Security Number (SSN) or other taxpayer identification number (TIN);
•	Certify that your SSN or TIN is correct; or
•	Certify that you are exempt from withholding.

In addition, the Fund must also withhold taxes on distributions and sale proceeds if the IRS notifies the Fund that the SSN or TIN you provided is incorrect, or the IRS notifies the Fund that you have failed to properly report certain interest and dividend income.

The Fund’s use of derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the Code. The Fund’s use of derivatives will also affect the amount, timing, and character of the Fund’s distributions. Any gain resulting from the sale or exchange of your shares will generally also be subject to tax. An exchange of the Fund’s shares for shares of another fund will be treated as a sale of the Fund’s shares and any gain on the transaction may be subject to federal income tax.

Distributions by the Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the Fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the fund) from such a plan.

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15

FINANCIAL HIGHLIGHTS

The following Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five fiscal years. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. This information, derived from the Fund’s Financial Statements, has been audited by PricewaterhouseCoopers LLP, whose report is included in the Fund’s Annual Report, which is available upon request.

	For the year ended December 31,
TimesSquare Small Cap Growth Fund—Institutional Class	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Year	$12.08	$11.88	$11.06	$8.16	$10.00

Income from Investment Operations:

Net investment loss [3]	(0.04)	(0.05)	(0.08)	(0.09)	(0.07)

Net realized and unrealized gain (loss) on investments	2.03	1.60	1.30	3.15	(1.77)

Total from investment operations	1.99	1.55	1.22	3.06	(1.84)

Less Distributions to Shareholders from:

Net investment income	—	—	(0.07)	(0.13)	—

Net realized gain on investments	(1.65)	(1.35)	(0.33)	(0.03)	—

Total distribution to shareholders	(1.65)	(1.35)	(0.40)	(0.16)	—

Net Asset Value End of Year	$12.42	$12.08	$11.88	$11.06	$8.16

Total Return[1]	16.49%	13.44%	11.05%	37.48%	(18.40)%

Ratio of net operating expenses to average net assets	1.03%	1.05%	1.05%	1.05%	1.05%

Ratio of net investment loss to average net assets[1]	(0.31)%	(0.38)%	(0.79)%	(0.86)%	(0.85)%

Portfolio turnover	62%	76%	70%	61%	57%

Net assets at end of year
(000’s omitted)	$465,142	$445,485	$410,171	$324,742	$51,762

Ratios absent expense offsets:[2]

Ratio of total expenses to average net assets	1.07%	1.09%	1.09%	1.12%	1.45%

Ratio of net investment loss to average net assets	(0.35)%	(0.42)%	(0.83)%	(0.93)%	(1.25)%

[1]	Total return would have been lower and net investment loss would have been higher had certain expenses not been reduced.
[2]	Ratio information assuming no reduction of Fund expenses.
[3]	Per share numbers have been calculated using average shares.

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FINANCIAL HIGHLIGHTS

	For the year ended December 31,
TimesSquare Small Cap Growth Fund—Premier Class	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$12.00	$11.83	$11.02	$8.12	$9.97

Income from Investment Operations:

Net investment loss [3]	(0.05)	(0.06)	(0.10)	(0.11)	(0.09)

Net realized and unrealized gain (loss) on investments	2.02	1.58	1.29	3.16	(1.76)

Total from investment operations	1.97	1.52	1.19	3.05	(1.85)

Less Distributions to Shareholders from:

Net investment income	—	—	(0.05)	(0.12)	—

Net realized gain on investments	(1.65)	(1.35)	(0.33)	(0.03)	—

Total distribution to shareholders	(1.65)	(1.35)	(0.38)	(0.15)	—

Net Asset Value End of Year	$12.32	$12.00	$11.83	$11.02	$8.12

Total Return[1]	16.44%	13.24%	10.80%	37.53%	(18.56)%

Ratio of net operating expenses to average net assets	1.10%	1.21%	1.25%	1.25%	1.25%

Ratio of net investment loss to average net assets[1]	(0.38)%	(0.51)%	(0.99)%	(1.06)%	(1.06)%

Portfolio turnover	62%	76%	70%	61%	57%

Net assets at end of year
(000’s omitted)	$177,302	$141,409	$103,589	$67,375	$5,482

Ratios absent expense offsets:[2]

Ratio of total expenses to average net assets	1.14%	1.25%	1.29%	1.32%	1.65%

Ratio of net investment loss to average net assets	(0.42)%	(0.55)%	(1.03)%	(1.13)%	(1.46)%

[1]	Total return would have been lower and net investment loss would have been higher had certain expenses not been reduced.
[2]	Ratio information assuming no reduction of Fund expenses.
[3]	Per share numbers have been calculated using average shares.

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HOW TO CONTACT US

MANAGERS AMG TIMESSQUARE SMALL CAP GROWTH FUND

INVESTMENT MANAGER

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, Connecticut 06854-2325

203.299.3500 or 800.835.3879

SUBADVISOR

TimesSquare Capital Management, LLC

1177 Avenue of the Americas

39th Floor

New York, NY 10036

DISTRIBUTOR

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, Connecticut 06854-2325

CUSTODIAN

The Bank of New York

2 Hanson Place

Brooklyn, New York 10286

LEGAL COUNSEL

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

TRANSFER AGENT

PFPC, Inc.

P.O. Box 9769

Providence, Rhode Island 02940-9769

800.548.4539

TRUSTEES

Jack W. Aber

William E. Chapman,

II Edward J. Kaier

William J. Nutt

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

Managers Investment Group

PRIVACY POLICY

We recognize the importance of safeguarding your personal information. Your privacy is a priority, and we have designed policies and practices to achieve this goal.

As a mutual fund company, we may receive personal information from our customers, some of which is “nonpublic. ”We receive this information from the following sources:

☒•	Information received from account applications and other forms including your address, date of birth, and social security number.

☒•	Information relating to your transactions with us, our affiliates, and others, such as the purchase and sale of securities and account balances.

We do not sell information about you to outside marketing firms. As a matter of policy, we do not disclose nonpublic personal information about our present or former customers to third parties, including our affiliates, except as required or permitted by law (including as necessary for third parties to perform under their agreements with respect to the Fund). For example, we may disclose nonpublic personal information in order to process a transaction or service an account, to comply with legal requirements, or upon the request of the customer. In addition, we may disclose information to non-affiliated companies that from time to time are used to provide certain services, such as soliciting proxies or preparing and mailing prospectuses, reports, account statements, and other information. We may also share nonpublic personal information with our affiliates in connection with servicing customer accounts.

We restrict access to nonpublic personal information to those employees and service providers who are involved in providing products or services to our customers. In addition, we maintain physical, electronic, and procedural safeguards in order to protect your nonpublic personal information.

(Not part of the Prospectus)

Managers Investment Group

WHERE TO FIND ADDITIONAL INFORMATION

The Fund’s Statement of Additional Information (“SAI”), annual report, and semiannual report contain additional information about the Fund and its investments. The annual and semiannual reports include a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the previous fiscal year.

To request free copies of these materials or to make other inquiries, please contact the Fund:

•	By telephone:
800.835.3879

•	By mail:
Managers Investment Group LLC
800 Connecticut Avenue
Norwalk, Connecticut 06854-2325

•	On the Internet:
Electronic copies are available on our Web site at
www.managersinvest.com

Information about the Fund, including the Fund’s current SAI and annual and semiannual reports, is on file with the Securities and Exchange Commission (“SEC”). The Fund’s SAI is incorporated by reference into (is legally part of) this Prospectus.

Reports and other information about the Fund are also available on the EDGAR database of the SEC’s Web site at http://www.sec. gov. You may obtain copies by electronic request, after paying a duplicating fee, via email to publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. You may also review and copy information about the Fund at the SEC’s Public Reference Room in Washington, D.C. For access to the Reference Room, call 202.551.8090.

© 2007 Managers Investment Group LLC

Investment Company Act Registration Number 811-09521

www.managersinvest.com

MANAGERS AMG FUNDS

TIMESSQUARE SMALL CAP GROWTH FUND

Institutional Class

Premier Class

STATEMENT OF ADDITIONAL INFORMATION

DATED May 1, 2007

You can obtain a free copy of the Prospectus of the TimesSquare Small Cap Growth Fund (the “Fund”) dated May 1, 2007 by calling Managers Investment Group LLC at (800) 835-3879 or by visiting our website at www.managersinvest.com. The Prospectus provides the basic information about investing in the Fund.

This Statement of Additional Information is not a Prospectus. It contains additional information regarding the activities and operations of the Fund. It should be read in conjunction with the Fund’s Prospectus.

The Financial Statements of the Fund, including the Report of Independent Registered Public Accounting Firm, for the fiscal year ended December 31, 2006 included in the Fund’s Annual Report for the fiscal year ended December 31, 2006 are incorporated by reference into this Statement of Additional Information (meaning such documents are legally a part of this Statement of Additional Information). The Annual Report is available without charge by calling the Fund at (800) 548-4539 or by visiting the Fund’s website at www.managersinvest.com.

GENERAL INFORMATION

This Statement of Additional Information (“SAI”) relates only to the TimesSquare Small Cap Growth Fund (the “Fund”). The Fund has two classes of shares, the Premier Class and the Institutional Class shares. The Fund is a series of shares of beneficial interest of Managers AMG Funds, a Massachusetts business trust (the “Trust”) and part of the Managers Family of Funds. The Trust was organized on June 18, 1999.

This SAI describes the financial history, management and operation of the Fund, as well as the Fund’s investment objective and policies. It should be read in conjunction with the Fund’s current Prospectus. The Trust’s executive office is located at 800 Connecticut Avenue, Norwalk, Connecticut 06854.

Managers Investment Group LLC (the “Investment Manager”), an indirect wholly-owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration. See “Management of the Fund.”

Investments in the Fund are not:

•	Deposits or obligations of any bank;

•	Guaranteed or endorsed by any bank; or

•	Federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal agency.

ADDITIONAL INVESTMENT POLICIES

The following is additional information regarding the investment policies used by the Fund in an attempt to achieve its investment objective as stated in its Prospectus. The Fund is a diversified, open-end management investment company.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small-capitalization companies. This policy may not be changed without providing shareholders 60 days’ notice.

Investment Techniques and Associated Risks

The following are descriptions of the types of securities that may be purchased by the Fund. Also see “Diversification Requirements for the Fund.” The information below does not describe every type of investment, technique or risk to which the Fund may be exposed. The Fund reserves the right, without notice, to make any investment, or use any investment technique, except to the extent that such activity would require a shareholder vote, as discussed below under “Fundamental Investment Restrictions.”

(1) Cash Equivalents. Cash equivalents include certificates of deposit, bankers acceptances, time deposits, commercial paper, short-term corporate debt securities and repurchase agreements.

Bankers Acceptances. Bankers acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. These instruments become “accepted” when a bank guarantees their payment upon maturity. Eurodollar bankers acceptances are bankers acceptances denominated in U.S. Dollars and are “accepted” by foreign branches of major U.S. commercial banks.

Certificates of Deposit. Certificates of deposit are issued against money deposited into a bank (including eligible foreign branches of U.S. banks) or a savings and loan association (“S&L”) for a definite period of time. They earn a specified rate of return and are normally negotiable.

Commercial Paper. Commercial paper refers to promissory notes that represent an unsecured debt of a corporation or finance company. They have a maturity of less than nine months. Eurodollar commercial paper refers to promissory notes payable in U.S. dollars by European issuers.

Repurchase Agreements. In a repurchase agreement, the Fund buys a security from a bank or a broker-dealer that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is the purchase price plus a mutually agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security.

Repurchase agreements are subject to certain risks that may adversely affect the Fund. If a seller defaults, the Fund may incur a loss if the value of the collateral securing the repurchase agreement declines and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to a seller of the security, the Fund’s ability to dispose of the collateral may be delayed or limited.

Time Deposits. Time deposits in banks or S&Ls are generally similar to certificates of deposit, but are uncertificated.

(2) Common Stocks. Common stocks are securities that represent a unit of ownership in a corporation. The Fund’s transactions in common stock represent “long” transactions where the Fund owns the securities being sold, or will own the securities being purchased.

(3) Investment Company Securities. The Fund may invest some portion of its assets in shares of other investment companies, including exchange traded funds (“ETFs”) and money market funds, to the extent that they may facilitate achieving the investment objective of the Fund or to the extent that they afford the principal or most practical means of access to a particular market or markets or they represent attractive investments in their own right. The Fund’s purchase of shares of investment companies may result in the payment by a shareholder of duplicative management fees. The Fund may invest in investment companies with distribution plans and fees, and may pay customary brokerage commissions to buy and sell shares of certain investment companies, such as closed-end investment companies and ETFs.

The return on the Fund’s investment in investment companies will be reduced by the operating expenses, including investment advisory and administrative fees, of such companies. The Fund’s investment in a closed-end investment company may require the payment of a premium above the net asset value of the investment company’s shares, and the market price of the investment company thereafter may decline without any change in the value of the investment company’s assets.

The provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), may impose certain limitations on the Fund’s investments in other investment companies. In particular, the Fund’s investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company, and (iii) 10% of the Fund’s total assets with respect to investment companies in the aggregate (the “Limitation”). The Fund may be able to rely on an exemption from the Limitation if (i) the investment company in which the Fund would like to invest has received an order for exemptive relief from the Limitation from the SEC that is applicable to the Fund; and (ii) the investment company and the Fund take appropriate steps to comply with any terms and conditions in such order. Pursuant to rules recently adopted by the SEC, the Fund may invest (1) in shares issued by money market funds and (2) in shares issued by affiliated funds in excess of the Limitation.

As an exception to the above, the Fund has the authority to invest all of its assets in the securities of a single open-end investment company with substantially the same fundamental investment objectives, restrictions, and policies as that of the Fund. The Fund will notify its shareholders prior to initiating such an arrangement.

(4) Reverse Repurchase Agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. The price reflects the interest rate in effect for the term of the agreement. For the purposes of the 1940 Act, a reverse repurchase agreement is also considered as the borrowing of money by the Fund and, therefore, a form of leverage which may magnify any gains or losses for the Fund.

The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into reverse repurchase agreements only when the interest income to be earned from the investment of the proceeds is more than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period that is longer than the reverse repurchase agreement itself. The Fund will establish and maintain a segregated account with the Custodian consisting of liquid assets in an amount which is at least equal to the amount of its purchase obligations under the reverse repurchase agreement.

(5) Securities Lending. The Fund may lend its portfolio securities in order to realize additional income. This lending is subject to the Fund’s investment policies and restrictions. The Fund may lend its investment securities so long as (i) the loan is secured by collateral having a value at all times not less than 100% of the securities loaned, (ii) such collateral is marked to market on a daily basis, (iii) the loan is subject to termination by the Fund at any time, and (iv) the Fund receives reasonable interest on the loan. When cash is received as collateral, the Fund will invest the cash received in short-term instruments to earn additional income. The Fund will bear the risk of any loss on any such investment. The Fund may pay reasonable finders, administrative and custodial fees to persons that are unaffiliated with the Fund for services in connection with loans of portfolio securities. In addition, voting rights may pass with the loaned portfolio securities, but if a material event occurs affecting an investment on loan, the loan will be recalled and the securities voted by the Fund.

Diversification Requirements for the Fund

The Fund intends to meet the diversification requirements of the 1940 Act as currently in effect. Investments not subject to the diversification requirements could involve an increased risk to an investor should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

Fundamental Investment Restrictions

The following investment restrictions have been adopted by the Trust with respect to the Fund. Except as otherwise stated, these investment restrictions are “fundamental” policies. A “fundamental” policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a “majority of the outstanding voting securities” of the Fund. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

The Fund may not:

(1) Issue senior securities.

(2) Borrow money, except (i) in amounts not to exceed 331/3% of the value of the Fund’s total assets (including the amount borrowed) taken at market value from banks or through reverse repurchase agreements or forward roll transactions, (ii) up to an additional 5% of its total assets for temporary purposes, (iii) in connection with short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law.

(3) Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

(4) Purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

(5) Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund’s investment policies.

(6) Make loans, except that the Fund may (i) lend portfolio securities in accordance with the Fund’s investment policies up to 331/3% of the Fund’s total assets taken at market value, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers’ acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) lend portfolio securities and participate in an interfund lending program with other series of the Trust provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 331/3% of the value of the Fund’s total assets.

(7) With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

(8) Invest more than 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or its agencies or instrumentalities).

If any percentage restriction described above for the Fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund’s assets will not constitute a violation of the restriction.

For purposes of investment restriction (1) above, issuing senior securities shall not be considered to include (without limitation): borrowing money, making loans, the issuance of shares of beneficial interest in multiple classes or series, the deferral of Trustees’ fees, the purchase or sale of derivative instruments, such as options, futures contracts, options on futures contracts, forward commitments and swaps, and entering into repurchase agreements, reverse repurchase agreements, roll transactions and short sales, in accordance with the Fund’s investment policies.

For purposes of investment restriction (2) above, borrowing shall not be considered to include (without limitation): investments in derivative instruments, such as options, futures contracts, options on futures contracts, forward commitments and swaps, short sales and roll transactions made in accordance with the Fund’s investment policies.

Unless otherwise provided, for purposes of investment restriction (8) above, the term “industry” shall be defined by reference to the Global Industry Classification Standard put forth by Standard & Poor’s and Morgan Stanley Capital International.

Portfolio Turnover

Generally, the Fund purchases securities for investment purposes and not for short-term trading profits. However, the Fund may sell securities without regard to the length of time that the security is held in the portfolio if such sale is consistent with the Fund’s investment objective. A higher degree of portfolio activity may increase brokerage costs to the Fund.

Disclosure of Portfolio Holdings

The Trust has adopted policies and procedures reasonably designed to prevent selective disclosure of the Fund’s portfolio holdings to third parties, other than disclosures that are consistent with the best interests of Fund shareholders. The Fund will disclose its portfolio holdings on a monthly basis on the 10th business day of each month by posting this information on its website. The Chief Compliance Officer of the Fund may designate an earlier or later date for public disclosure of the Fund’s portfolio holdings. Other disclosures of portfolio holdings information will only be made following a determination by the Chief Compliance Officer of the Fund that the disclosures are in the best interests of Fund shareholders and are for a legitimate business purpose (such as to service providers or broker-dealers in connection with the performance of services for the Fund), and that the recipient is subject to a duty of confidentiality and may not trade in securities on the basis of non-public information that may be included in these disclosures. The Chief Compliance Officer of the Fund will monitor the use of the information disclosed by approved recipients and report to the Board of Trustees at least annually regarding these disclosures, and will identify and address any potential conflicts between the Investment Manager’s interests and those of Fund shareholders in connection with these disclosures.

Other than as follows, the Trust does not have any arrangements with any person to make available information about the Fund’s portfolio securities, and the Trust’s policies and procedures prohibit any person or entity from receiving compensation or consideration of any kind in this regard.

The Fund may regularly provide non-public portfolio holdings information, including current portfolio holdings information, to the following third parties in the normal course of their performance of services to the Funds: the Subadvisor; the independent registered public accounting firm (PricewaterhouseCoopers LLP); the Custodian (The Bank of New York); financial printers (R.R. Donnelly, Morton Graphics, Merrill Corp.); counsel to the Fund (Ropes & Gray LLP) or counsel to the Fund’s independent trustees (Sullivan & Worcester LLP); regulatory authorities; and securities exchanges and other listing organizations. Disclosures of current portfolio holdings information will be made on a daily basis with respect to the Subadvisors and the Custodian. Disclosures of portfolio holdings information will be made to the Fund’s independent registered public accounting firm and financial printers on a semi-annual basis in connection with the preparation of public filings, and from time to time in the course of Fund operations. Disclosures of portfolio holdings information, including current portfolio holdings information, may be made to counsel to the Fund or counsel to the Fund’s independent trustees in connection with periodic meetings of the Board of Trustees and otherwise from time to time in connection with the Fund’s operations. In addition, the Fund may regularly provide non-public portfolio holdings information, including current portfolio holdings information, to the following data providers, fund ranking/rating services, and fair valuation services: Lipper, Morningstar, and FT Interactive.

The entities to which the Fund voluntarily discloses portfolio holdings information are required, either by explicit agreement or by virtue of their respective duties to the Fund, to maintain the confidentiality of the information disclosed. There can be no assurance that the Trust’s policies and procedures regarding selective disclosure of the Fund’s portfolio holdings will protect the Fund from potential misuse of that information by individuals or entities to which it is disclosed.

BOARD OF TRUSTEES AND OFFICERS OF THE TRUST

The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and dates of birth are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Fund. The Trustees are experienced executives who meet periodically throughout the year to oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund’s performance. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 800 Connecticut Avenue, Norwalk, Connecticut 06854.

There is no stated term of office for Trustees. Trustees serve until their resignation, retirement or removal in accordance with the Trust’s organizational documents and policies adopted by the Board from time to time. Officers hold office at the pleasure of the Trustees.

Independent Trustees

The Trustees shown in the table below are not “interested persons” of the Trust within the meaning of the 1940 Act:

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE FUND AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX * OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Jack W. Aber DOB: 9/9/37	Trustee since 1999	Professor of Finance, Boston University School of Management (1972-Present)	31	Trustee of Appleton Growth Fund (1 portfolio); Trustee of Third Avenue Trust (4 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio)

William E. Chapman, II DOB: 9/23/41	Trustee since 1999; Independent Chairman	President and Owner, Longboat Retirement Planning Solutions (1998-Present); Hewitt Associates, LLC (part time) (provider of Retirement and Investment Education Seminars); Trustee of Bowdoin College (2002-Present)	31	Trustee of Third Avenue Trust (4 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio)

Edward J. Kaier DOB: 9/23/45	Trustee since 1999	Attorney at Law and Partner, Hepburn Willcox Hamilton & Putnam, LLP (1977-Present)	31	Trustee of Third Avenue Trust (4 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio)

Steven J. Paggioli DOB: 4/3/50	Trustee since 2004	Consultant (2001-Present); Formerly Executive Vice President and Director, The Wadsworth Group (1986-2001); Executive Vice President, Secretary and Director, Investment Company Administration, LLC (1990-2001); Vice President, Secretary and Director, First Fund Distributors, Inc. (1991-2001)	31	Trustee, Professionally Managed Portfolios (22 portfolios); Advisory Board Member, Sustainable Growth Advisors, LP

Eric Rakowski DOB: 6/5/58	Trustee since 1999	Professor, University of California at Berkeley School of Law (1990-Present)	31	Trustee of Third Avenue Trust (4 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio)

Thomas R. Schneeweis DOB: 5/10/47	Trustee since 2004	Professor of Finance, University of Massachusetts (1985-Present); Director, CISDM at the University of Massachusetts, (1996-Present); President, Alternative Investment Analytics, LLC, (formerly Schneeweis Partners, LLC) (2001-Present); Director of Research, Lyra/Starview Capital LLC (2004-2006); Partner, Northampton Capital Management, LLC; Partner, TRS Associates (Sole Proprietorship) and member of Massachusetts Finance Institute (wholly owned subsidiary of Alternative Investment Analytics)	31	None

*	The Fund Complex consists of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II.

Interested Trustee

The Trustee shown in the table below is an “interested person” of the Trust within the meaning of the 1940 Act. Mr. Nutt is an interested person of the Trust within the meaning of the 1940 Act by virtue of his position with, and interest in securities of, Affiliated Managers Group, Inc.

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE FUND AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX * OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
William J. Nutt DOB: 3/30/45	Trustee since 2005 President since 2007	Chairman and Founder of Affiliated Managers Group, Inc., (1993-Present); Chief Executive Officer of Affiliated Managers Group, Inc. (1993-2004); Director, Affiliated Managers Group, Inc. (1993-Present); President of Affiliated Managers Group, Inc. (1993-1999); President and Chief Operating Officer, The Boston Company (1989-1993); Senior Executive Vice President, The Boston Company (1982-1989)	31	None

*	The Fund Complex consists of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II.

Officers

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE FUND AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
Bruce M. Aronow DOB: 5/31/65	Chief Financial Officer since 2005	Managing Partner, Managers Investment Group LLC (2005-Present); Chief Financial Officer, Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II (2005-Present); Executive Vice President and Chief Financial Officer and Principal, Rorer Asset Management (1999-2004); Chief Operating Officer, Rorer Asset Management (2001-2004)

Donald S. Rumery DOB: 5/29/58	Treasurer since 1999	Senior Vice-President, Managers Investment Group LLC (2005-Present); Director, Finance and Planning, The Managers Funds LLC, (1994-2004); Treasurer and Chief Financial Officer, Managers Distributors, Inc. (2000-Present); Treasurer, Managers Trust I and Managers Trust II (2000-Present); Treasurer, The Managers Funds (1995-Present); Treasurer, Managers AMG Funds (1999-Present); Secretary, Managers Trust I and Managers Trust II (2000-2004) and Secretary, The Managers Funds (1997-2004)

Christine C. Carsman DOB: 4/2/52	Secretary since 2004	Vice President and Chief Regulatory Counsel, Affiliated Managers Group, Inc. (2004-Present); Secretary, Mangers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II (2004-Present); Senior Counsel, Vice President and Director of Operational Risk Management and Compliance, Wellington Management Company, LLP (1995-2004)

Colin J. Dean DOB: 3/6/77	Assistant Secretary since 2006	Associate Counsel, Affiliated Managers Group, Inc. (2005-Present); Assistant Secretary, Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II (2006-Present); Assistant Secretary, Skyline Funds (2006-Present); Associate, Dechert LLP (2002-2005)

Trustee Share Ownership

	Dollar Range of Equity Securities in the Fund Beneficially Owned as of December 31, 2006	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies* Beneficially Owned as of December 31, 2006

Independent Trustees: Jack W. Aber William E. Chapman, II Edward J. Kaier Steve Paggioli Eric Rakowski Thomas R. Schneeweis	None None None None None None	Over $100,000 Over $100,000 Over $100,000 Over $100,000 $50,001-$100,000 Over $100,000
Interested Trustee: William J. Nutt	None	None

*	The Family of Investment Companies consists of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II.

Audit Committee

The Board of Trustees has an Audit Committee consisting of all of the Independent Trustees. Under the terms of its charter, the Audit Committee: (a) acts for the Trustees in overseeing the Trust’s financial reporting and auditing processes; (b) receives and reviews communications from the independent registered public accounting firm relating to its review of the Fund’s financial statements; (c) reviews and assesses the performance and approves the compensation, retention or termination of the Trust’s independent registered public accounting firm; (d) meets periodically with the independent registered public accounting firm to review the annual audits of the series of the Trust, including the audit of the Fund, and pre-approve the audit services provided by the independent registered public accounting firm; (e) considers and acts upon proposals for the independent registered public accounting firm to provide non-audit services to the Trust or the Investment Manager or its affiliates to the extent that such approval is required by applicable laws or regulations; (f) considers and reviews with the independent registered public accounting firm matters bearing upon its status as “independent” under applicable standards of independence established from time to time by the Securities and Exchange Commission (“SEC”) and other regulatory authorities; and (g) reviews and reports to the full Board with respect to any material accounting, tax, valuation or record-keeping issues that may affect the Trust, its financial statements or the amount of any dividend or distribution right, among other matters. The Audit Committee met two times during the most recent fiscal year.

Governance Committee

The Board of Trustees has a Governance Committee consisting of all of the Independent Trustees. Under the terms of its charter, the Governance Committee is empowered to perform a variety of functions on behalf of the Board of Trustees, including responsibility to make recommendations with respect to the following matters: (i) the nomination and selection of all individuals to be appointed or elected as Independent Trustees; (ii) the selection of an Independent Trustee to serve as the chairperson of the Trust; (iii) the compensation to be paid to Independent Trustees; (iv) the manner in which the Board of Trustees or the Independent Trustees will conduct self-evaluations; (v) the approval of advisory, subadvisory, distribution and other agreements with affiliated service providers; (vi) the approval of Rule 12b-1 plans, shareholder servicing plans and related agreements; and (vii) other matters that are appropriate for consideration by the Independent Trustees (and not otherwise the responsibility of the Audit Committee). It is the policy of the Governance Committee to consider nominees recommended by shareholders. Shareholders who would like to recommend nominees to the Governance Committee should submit the candidate’s name and background information in a sufficiently timely manner (and in any event, no later than the date specified for receipt of shareholder proposals in any applicable proxy statement of the Fund) and should address their recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund, 800 Connecticut Avenue, Norwalk, Connecticut 06854. The Governance Committee met five times during the most recent fiscal year.

Trustees’ Compensation

Name of Trustee	Aggregate Compensation from the Fund (a)	Total Compensation from the Fund Complex Paid to Trustees (b)
Independent Trustees:
Jack W. Aber	$5,465	$71,000
William E. Chapman, II(c)	$6,194	$81,000
Edward J. Kaier(d)	$5,611	$73,000
Steven J. Paggioli	$5,465	$71,000
Eric Rakowski	$5,465	$71,000
Thomas R. Schneeweis	$5,465	$71,000
Interested Trustee:
William J. Nutt	None	None

(a)	Compensation is calculated for the fiscal year ended December 31, 2006. The Fund does not provide any pension or retirement benefits for the Trustees.

(b)	Total compensation includes compensation paid during the fiscal year ending December 31, 2006 for services as Trustees of the Trust, The Managers Funds, Managers Trust I and Managers Trust II.

(c)	Mr. Chapman receives an additional $10,000 annually for being the Independent Chairman.

(d)	Mr. Kaier receives an additional $2,000 annually for serving as Audit Committee Chairman.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons

As of April 4, 2007 no entity or person “controlled” (within the meaning of the 1940 Act) the Fund. An entity or person that “controls” the Fund could have effective voting control over the Fund.

Principal Holders

As of April 4, 2007, the following persons or entities owned beneficially and/or of record more than 5% of the outstanding shares of the Fund:

Premier Class

Name and Address	Percent
Fidelity Investments Instl, Covington, KY 41015	34.39%
Wachovia Bank, Charlotte, NC 28288	20.44%
JP Morgan RPS Mgt, Kansas City, MO 64114	17.88%
Hallmark Cards, Inc., Westwood, MA 02090	13.99%
National Financial Services, New York, NY 10281	6.09%

Institutional Class

Name and Address	Percent
JP Morgan Chase, New York, NY 10036	13.14%
Wendel & Co, Brooklyn, NY 11217	9.35%
National Financial Services, New York, NY 10281	7.71%
Northern Trust Co, Chicago, IL 60675	6.04%

Management Ownership

As of April 4, 2007, all management personnel (i.e., Trustees and Officers) as a group owned beneficially less than 1% of the outstanding shares of the Fund.

MANAGEMENT OF THE FUND

Investment Manager and Subadvisor

The Trustees provide broad supervision over the operations and affairs of the Trust and the Fund. The Investment Manager serves as investment manager to the Fund. The Investment Manager’s principal address is 800 Connecticut Avenue, Norwalk, Connecticut 06854. The Investment Manager is an indirect wholly-owned subsidiary of AMG, and a subsidiary of AMG serves as the Managing Member of the Investment Manager. AMG is located at 600 Hale Street, Prides Crossing, Massachusetts 01965. Managers Distributors, Inc. (“MDI”), a wholly-owned subsidiary of the Investment Manager, serves as distributor of the Fund.

The Investment Manager has entered into an advisory agreement with the TimesSquare Capital Management, LLC (the “Subadvisor” or “TSCM”) know as a “Subadvisory Agreement.” TSCM is the successor firm to TimesSquare Capital Management, Inc., which was a wholly-owned subsidiary of the CIGNA Corporation. AMG indirectly owns a majority interest in TSCM. As of December 31, 2006, TSCM’s assets under management totaled approximately $8.6 billion. TSCM’s address is 1177 Avenue of the Americas, 39th Floor, New York, New York 10036. The SEC has given the Trust an exemptive order permitting them to hire new unaffiliated Subadvisors without prior shareholder approval, but subject to notification within 90 days of the hiring of such a Subadvisor. The Investment Manager serves as administrator of the Fund and carries out the daily administration of the Trust and the Fund. The Investment Manager and its corporate predecessors have over 20 years of experience in evaluating Subadvisors for individuals and institutional investors.

The Subadvisor has discretion, subject to oversight by the Trustees and the Investment Manager, to purchase and sell portfolio assets, consistent with the Fund’s investment objectives, policies and restrictions. Generally, the services which the Subadvisor provides to the Fund are limited to asset management and related recordkeeping services.

The Subadvisor or an affiliated broker-dealer may execute portfolio transactions for the Fund and receive brokerage commissions, or markups, in connection with the transaction as permitted by Sections 17(a) and 17(e) of the 1940 Act, and the terms of any exemptive order issued by the SEC. The Board of Trustees has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby the Fund may purchase securities that are offered in underwritings in which an affiliate of the Fund’s Subadvisor participates. For underwritings where a Subadvisor affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Fund could purchase in the underwritings.

The Subadvisor may also serve as a discretionary or non-discretionary investment advisor to management or advisory or other accounts which are unrelated in any manner to the Investment Manager or its affiliates.

Investment Management and Subadvisory Agreements

The Investment Manager serves as investment manager to the Fund pursuant to an Investment Management Agreement (the “Management Agreement”). The Management Agreement permits the Investment Manager to from time to time engage one or more Subadvisors to assist in the performance of its services. Pursuant to the Management Agreement, the Investment Manager has entered into a Subadvisory Agreement with TSCM with respect to the Fund (the “Subadvisory Agreement”).

The Management Agreement and the Subadvisory Agreement provide for an initial term of two years and thereafter shall continue in effect from year to year so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreements or “interested persons” (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Management Agreement and the Subadvisory Agreement may be terminated, without penalty, by the Board of Trustees, by vote of a majority of the outstanding voting securities (as defined in the 1940 Act), by the Investment Manager or (in the case of the Subadvisory Agreement) by the Subadvisor on not more than 60 days’ written notice to the other party and to the Fund. The Management Agreement and the Subadvisory Agreement terminate automatically in the event of assignment, as defined under the 1940 Act and regulations thereunder.

The Management Agreement provides that the Investment Manager is specifically responsible for:

•

developing and furnishing continuously an investment program and strategy for the Fund in compliance with the Fund’s investment objective and policies as set forth in the Trust’s current Registration Statement;

•	providing research and analysis relative to the investment program and investments of the Fund;

•

determining (subject to the overall supervision and review of the Board of Trustees of the Trust) what investments shall be purchased, held, sold or exchanged by the Fund and what portion, if any, of the assets of the Fund shall be held in cash or cash equivalents;

•	making changes on behalf of the Trust in the investments of the Fund;

•	providing financial, accounting and statistical information required for registration statements and reports with the SEC; and

•

providing the Trust with the office space, facilities and personnel necessary to manage and administer the operations and business of the Trust, including compliance with state and federal securities and tax laws, shareholder communications and recordkeeping.

Under the Subadvisory Agreement, the Subadvisor manages all of the Fund’s portfolio, including the determination of the purchase, retention, or sale of securities, cash, and other investments for the Fund in accordance with the Fund’s investment objectives, policies, and investment restrictions. The Subadvisor provides these services subject to the general supervision of the Investment Manager and the Trustees. The provision of investment advisory services by the Subadvisor to the Fund will not be exclusive under the terms of the Subadvisory Agreement, and the Subadvisor will be free to and expect to render investment advisory services to others.

The Fund pays all expenses not borne by the Investment Manager or Subadvisor including, but not limited to, the charges and expenses of the Fund’s custodian and transfer agent, independent auditors and legal counsel for the Fund and the Trust’s independent Trustees, 12b-1 fees, if any, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders’ and Trustees’ meetings and of preparing, printing and mailing reports to shareholders and the compensation of Trustees who are not directors, officers or employees of the Investment Manager, Subadvisor or their affiliates, other than affiliated registered investment companies. The Investment Manager compensates all executive and clerical personnel and Trustees of the Trust if such persons are employees of the Investment Manager or its affiliates.

The Subadvisory Agreement requires the Subadvisor to provide fair and equitable treatment to the Fund in the selection of portfolio investments and the allocation of investment opportunities. However, it does not obligate the Subadvisor to acquire for the Fund a position in any investment which any of the Subadvisor’s other clients may acquire. The Fund shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Fund or otherwise.

Although the Subadvisor makes investment decisions for the Fund independent of those for its other clients, it is likely that similar investment decisions will be made from time to time. When the Fund and another client of a Subadvisor are simultaneously engaged in the purchase or sale of the same security, the transactions are, to the extent feasible and practicable, averaged as to price and the amount is allocated between the Fund and the other client(s) pursuant to a formula considered equitable by the Subadvisor. In specific cases, this system could have an adverse effect on the price or volume of the security to be purchased or sold by the Fund. However, the Trustees believe, over time, that coordination and the ability to participate in volume transactions should benefit the Fund.

The Management Agreement provides that, in the absence of willful misfeasance, bad faith, negligence, or reckless disregard of its obligations or duties, the Investment Manager is not subject to liability to the Fund or any Fund shareholder for any act or omission in the course of, or connected with, the matters to which the Management Agreement relates. The Subadvisory Agreement provides that the Subadvisor shall not be subject to any liability for any act or omission, error of judgment, or mistake of law or for any loss suffered by the Investment Manager or the Trust in connection with the Subadvisory Agreement, except by reason of the Subadvisor’s willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of the Subadvisor’s reckless disregard of its obligations and duties under the Subadvisory Agreement.

The Trust has obtained from the SEC an exemptive order which permits the Investment Manager, subject to certain conditions, to enter into Subadvisory Agreements with unaffiliated Subadvisors approved by the Trustees but without the requirement of shareholder approval. Under the terms of this exemptive order, the Investment Manager is able, subject to the approval of the Trustees but without shareholder approval, to employ new unaffiliated Subadvisors for new or existing Funds, change the terms of a particular Subadvisory Agreement or continue the employment of existing Subadvisors after events that under the 1940 Act and the Subadvisory Agreement would be an automatic termination of the Subadvisory Agreement. Although shareholder approval will not be required for the termination of such Subadvisory Agreements, shareholders of a Fund will continue to have the right to terminate such Subadvisory Agreements for the Fund at any time by a vote of a majority of the outstanding voting securities of the Fund.

Compensation of Investment Manager and Subadvisor

As compensation for the investment management services rendered and related expenses under the Management Agreement, the Fund has agreed to pay the Investment Manager an investment management fee equal to 1.00% of the average daily net assets of the Fund, which is computed daily and may be paid monthly. As compensation for the investment management services rendered and related expenses under the Subadvisory Agreement, the Investment Manager has agreed to pay the Subadvisor a fee (net of any mutually agreed upon fee waivers and reimbursements ) for managing the Fund equal to 1.00% of the average daily net assets of the Fund, which is also computed daily and paid monthly. The fee paid to the Subadvisor is paid out of the fee the Investment Manager receives from the Fund and does not increase the Fund’s expenses.

During the fiscal years ended December 31, 2004, 2005 and 2006, the Investment Manager was paid the following fees by the Fund under the Management Agreement. Fees paid prior to April 11, 2005 (the time at which the Fund participated in a reorganization pursuant to which Small Cap Growth/Times Square Fund, a series of CIGNA Funds Group, was reorganized into the Fund) were paid to the Fund’s former investment manager, CIGNA Funds Group (“CIGNA”).

2004:	$4,421,000
2005:	$5,191,992
2006:	$6,079,148

For the period from April 11, 2005 through December 31, 2005 and for the fiscal year ending December 31, 2006, the Subadvisor was paid $3,327,629 and $5,078,028, respectively, by the Investment Manager under the Subadvisory Agreement.

Fee Waivers and Expense Limitations

From time to time, the Investment Manager may agree to waive all or a portion of the fee it would otherwise be entitled to receive from the Fund and/or reimburse certain Fund expenses above a specified maximum amount. The Investment Manager may waive all or a portion of its fee and/or reimburse Fund expenses for a number of reasons, such as passing on to the Fund and its shareholders the benefit of reduced portfolio management fees resulting from a waiver by the Subadvisor of all or a portion of the fees it would otherwise be entitled to receive from the Investment Manager with respect to the Fund. The Investment Manager may also waive all or a portion of its fees from the Fund and/or reimburse Fund expenses for other reasons, such as attempting to make the Fund’s performance more competitive as compared to similar funds. The effect of the fee waivers and expense reimbursements in effect at the date of this SAI on Fund expenses is reflected under the heading “Fees and Expenses” located in the front of the Fund’s Prospectus. Voluntary fee waivers/expense limitations by the Investment Manager or by the Subadvisor may be terminated or reduced in amount at any time and solely in the discretion of the Investment Manager or Subadvisor. Contractual fee waivers/expense limitations can only be terminated at the end of a term. Fees waived/expenses reimbursed by the Investment Manager (for the period from April 11, 2005 through December 31, 2005) and CIGNA (for the period from January 1, 2005 through April 8, 2005) during the fiscal year ended December 31, 2005 were $230,458 and by the Investment Manager during the fiscal year ended December 31, 2006 were $113,132.

Portfolio Managers of the Fund (information as of December 31, 2006)

Other Accounts Managed by the Portfolio Managers

Portfolio Manager: Grant R. Babyak

Type of Account	Number Of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	7	$2,058	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	121	$5,950	5	$461.3

Portfolio Manager: Kenneth C. Duca, CFA

Type of Account	Number Of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	3	$1,252	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	42	$2,113	1	$168.7

TSCM is committed to ensuring that first and foremost any conflicts of interest, whether actual or apparent, are avoided. Towards that aim, TSCM implemented and continues to maintain a compliance program that includes written policies and procedures that address reasonably foreseeable potential areas of conflict. TSCM has designated a Chief Compliance Officer and provided the resources and support required to ensure that the compliance program remains effective. The following highlights of TSCM compliance program are critical in the firm’s avoidance of conflicts of interest.

Code of Ethics - Personal Trading Conflicts. As a relatively small entity, TSCM treats all personnel as “Access Persons.” All personnel are required to follow the Access Person rules as described in detail in its compliance policies and procedures, including preclearance and holdings declarations. To ensure that TSCM avoids conflicts of interests its compliance department prohibits individual stock transactions in issues less than $10 billion in market capitalization or in any stock that is held in any portfolios managed by TSCM. The $10 billion limitation is extremely effective in avoiding conflicts since TSCM only manages investment portfolios with small to small cap market mandates and thus rarely if ever purchases securities with a market cap above $10 billion for clients.

TSCM’s Code of Ethics and Compliance Manual also contain a gift policy that restricts the giving and receiving of gifts by employees.

Investment Opportunity Conflicts. Portfolio managers for all advised accounts have equal access to all suitable transactions, consistent with its policy of treating all client accounts in a manner that is fair and equitable over time. Requests for publicly-traded securities may be filled by TSCM’s trading desk in the order in which they are received, but are generally aggregated for advised accounts (including affiliated accounts). Such aggregation is appropriate, in TSCM’s judgment, for the purpose of achieving best execution, and all participating accounts benefit equally from any reduced price or transaction costs. Except as directed by clients, TSCM and its related advisers use a proportional allocation system in the case of aggregated trades where not enough securities are available to satisfy all accounts’ requests. In the event that this pro rata procedure results in an allocation that is not consistent with the portfolio’s relative sizes, sector allocations, diversification, and/or cash positions, as determined by the portfolio manager, then the portfolio manager may change the allocation.

Such aggregation does not always include “program trades” for actively managed equity accounts. Program trades are defined by TSCM as trades of more than one security that are periodically required to rebalance portfolios. Program trades also include groups of trades required to establish desired initial portfolios for new accounts. Program trades are executed through specific program trading firms selected by TSCM’s active equity trading desk. TSCM’s trading desk delegates the execution and management of program trades to the program trading firms, subject to review for best execution. In the opinion of TSCM, it is not always advantageous to aggregate program trades with non-program trading activity. Decisions to aggregate/not aggregate program trades with non-program trades are made on a case-by-case basis taking into consideration, for example, liquidity of securities involved, price limits on orders and the size of the program trade(s) as compared to non-program trades.

Where the actual allocation of new small cap growth equity issues is significantly lower than that requested, using the original intended allocation proportions may result in allocations to portfolios that are not meaningful. In those situations, the portfolio manager may allocate the securities received to significantly fewer portfolios than originally intended. Those portfolios chosen to receive the smaller allocations are selected non-systematically based on a combination of portfolio performance, size, cash position, sector allocations, number of positions in the portfolio, diversification among similar companies, and minimization of custodian transaction costs to the client. While the intention is to over time allocate similar proportional amounts to all portfolios, using this methodology the largest accounts are unlikely to receive small allocations and over time may not receive similar proportional amounts. On a quarterly basis, portfolio managers and compliance personnel monitor the proportional amounts allocated to all portfolios and the dispersion of performance for all accounts, for the last rolling twelve month period. The objective of the reviews is to evaluate dispersion of performance and relative allocations, if any, and to determine if future allocations of IPOs and secondary offerings should be adjusted.

Proxy Voting Conflicts. TSCM has developed pre-determined proxy voting guidelines that are executed by an independent, third party proxy voting service - Investors Responsibility Research Center (IRRC). The pre-determined guidelines are developed through consultation with equity analysts and portfolio managers, and are reviewed and approved annually by TSCM’s Proxy Voting Committee.

To address potential material conflicts of interest between the interests of TSCM and its clients, TSCM adheres to the pre-determined proxy voting guidelines that are approved by the Proxy Voting Committee. Proposals to vote in a manner inconsistent with the pre-determined guidelines must be approved by the Proxy Voting Committee.

Taking into consideration all pertinent factors, the proxy voting guidelines have been developed to protect/improve shareholder value through protection of shareholder rights, and prevention of excessive and unwarranted compensation for companies’ directors, management, and employees.

TSCM’s compliance personnel are responsible for ensuring that all proxies are voted in a manner consistent with policy and procedures, required records are maintained, and, as requested, reports provided to clients.

TSCM does not anticipate material conflicts of interest arising in the proxy voting area, since (among other things) TSCM’s employees do not sit on any public companies’ boards of directors, since TSCM does not trade in the securities of the only publicly-traded issuer affiliated with TSCM (NYSE:AMG), and since TSCM does not have any significant client relationships that are affiliates of or plans sponsored by publicly- traded issuers. In the event that a conflict did arise, such conflict would be handled in accordance with its Proxy Voting Policies.

Conflict Management. To date, TSCM does not believe that it has been faced with a material conflict of interest. However, in the event that a conflict did arise, the firm would follow its written policies in that particular area. As per the firm’s policies, the firm’s Chief Compliance Officer would be directly involved and charged with the management of the situation. The Chief Compliance Officer would engage senior management as necessary and enlist legal counsel towards reviewing the situation and determining the appropriate course of action to avoid and/or resolve the conflict. To the extent necessary, TSCM would also take corrective actions that were consistent with TSCM’s fiduciary duty and the best interests of its clients.

Portfolio Manager Compensation

TSCM’s compensation program rewards top performing Portfolio Managers and investment analysts, promotes retention of key personnel and provides senior leaders with an equity-based stake in the firm. The program is tied exclusively to TSCM’s client’s investment performance and financial results of the firm and its investment business. Moreover, the program is based on a series of clear metrics with investment performance, relative to the appropriate comparative universe and benchmark, carrying the greatest weighting for Portfolio Managers. Investment professionals’ compensation is comprised of the following three components: base salaries, an annual bonus plan and significant equity in the firm, as described below.

Base Salaries. Base salaries for investment professionals are targeted at the upper end of relevant peer groups of other institutional investment managers. TSCM adjusts base salaries when performance, market data, career path progression or position scope warrant an increase to encourage retention and development of top performers. For key investment decision-makers, variable performance-driven elements, such as the annual bonus and equity in the firm, comprise the substantial majority of total compensation.

Annual Bonus Plan. Bonuses for portfolio managers and investment analysts are determined primarily by investment performance using both manager-relative and benchmark-relative measures over multiple time horizons. Such performance is measured over 1 and 3 year time periods versus the Russell Small Cap Growth Index. Performance is analyzed on a pre-tax basis.

Equity Ownership. Senior investment professionals receive significant equity ownership in the firm, subject to a five year vesting period. Once vested, certain components with vested value are not immediately accessible to further encourage retention. Through this stake in TSCM’s business, portfolio managers should benefit from client retention and business growth. Currently, substantially all of TSCM’s investment professionals retain ownership.

Portfolio Manager Ownership of the Fund

Mr. Babyak: $50,001-$100,000

Mr. Duca: None

Proxy Voting Policies and Procedures

Proxies for the Fund’s portfolio securities are voted in accordance with TSCM’s proxy voting policies and procedures, which are set forth in Appendix A to this SAI, except that for a proxy with respect to shares of an unaffiliated money market fund used as a cash management vehicle (a “Cash Sweep Fund”), the Investment Manager typically votes the proxy as recommended by the Cash Sweep Fund’s directors.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available: (i) without charge, by calling (800) 548-4539; and (ii) on the SEC’s website at http://www.sec.gov.

Administration Agreement

Under the Management Agreement, the Investment Manager provides a variety of administrative services to the Fund. Pursuant to an Administration Agreement between the Investment Manager and the Subadvisor, the Subadvisor compensates the Investment Manager for the administrative services it provides to the Fund.

Code of Ethics

The Trust, the Investment Manager, MDI and the Subadvisor have adopted codes of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics, which generally permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund, contain procedures that are designed to avoid the conflicts of interest that may be presented by personal securities investing.

Distribution Arrangements

MDI serves as the principal underwriter for the Fund. MDI is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. (“NASD”). Shares of the Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with MDI or services agreements with the Investment Manager. MDI bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. The Underwriting Agreement continues in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of a Fund and (ii) by a majority of the Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act). MDI is not obligated to sell any specific amount of shares of any Fund. Shares of the Institutional Class and the Premier Class are sold without a sales load and are not subject to the expenses of any Rule 12b-1 Plan of Distribution.

For sales of Institutional Class shares, MDI may provide promotional incentives including cash compensation to certain brokers, dealers, or financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares of one or more of the Funds. Other programs may provide, subject to certain conditions, additional compensation to brokers, dealers, or financial intermediaries based on a combination of aggregate shares sold and increases of assets under management. MDI or its affiliates out of their own assets will make all of the above payments. These programs will not change the price an investor will pay for shares or the amount that a Fund will receive from such sales.

MDI’s principal address is 800 Connecticut Avenue, Norwalk, Connecticut 06854.

Custodian

The Bank of New York (the “Custodian”), 2 Hanson Place, Brooklyn, New York 10286, is the Custodian for the Fund. The Custodian is responsible for holding all cash assets and all portfolio securities of the Fund, releasing and delivering such securities as directed by the Fund, maintaining bank accounts in the name of the Fund, receiving for deposit into such accounts payments for shares of the Fund, collecting income and other payments due the Fund with respect to portfolio securities and paying out monies of the Fund.

The Custodian is authorized to deposit securities in securities depositories or to use the services of sub-custodians, including foreign sub-custodians, to the extent permitted by and subject to the regulations of the SEC.

Transfer Agent

PFPC, Inc., P.O. Box 9769, Providence, Rhode Island 02940-9769, is the transfer agent (the “Transfer Agent”) for the Fund.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts 02110, is the independent registered public accounting firm for the Fund. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of the Fund, assists in the preparation and/or review of the Fund’s federal and state income tax returns and may provide other audit, tax and related services.

BROKERAGE ALLOCATION AND OTHER PRACTICES

The Subadvisory Agreement provides that the Subadvisor place all orders for the purchase and sale of securities held in the Fund’s portfolio. In executing portfolio transactions and selecting brokers or dealers, it is the policy and principal objective of the Subadvisor to seek best price and execution. It is expected that securities will ordinarily be purchased in the primary markets. The Subadvisor shall consider all factors that it deems relevant when assessing best price and execution for the Fund, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

In addition, when selecting brokers to execute transactions and in evaluating the best available net price and execution, the Subadvisor is authorized by the Trustees to consider the “brokerage and research services” (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended), provided by the broker. The Subadvisor is also authorized to cause the Fund to pay a commission to a broker who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker would have charged for effecting that transaction. The Subadvisor must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which the Subadvisor exercises investment discretion. Brokerage and research services received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Subadvisor. The Fund may purchase and sell portfolio securities through brokers who provide the Subadvisor with research services.

The Trustees will periodically review the total amount of commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Fund of using particular brokers or dealers. It is possible that certain of the services received by the Subadvisor attributable to a particular transaction will primarily benefit one or more other accounts for which investment discretion is exercised by the Subadvisor.

The fees of the Subadvisor are not reduced by reason of its receipt of such brokerage and research services. Generally, the Subadvisor does not provide any services to the Fund except portfolio investment management and related record-keeping services.

Brokerage Commissions

During the fiscal years ended December 31, 2005 and 2006, the Fund paid brokerage commissions of $1,394,572 and $1,223,690, respectively.

Brokerage Recapture Arrangements

The Trust may enter into arrangements with various brokers pursuant to which a portion of the commissions paid by the Fund may be directed by the Fund to pay expenses of the Fund. Consistent with its policy and principal objective of seeking best price and execution, the Subadvisor may consider these brokerage recapture arrangements in selecting brokers to execute transactions for the Fund. There is no specific amount of brokerage that is required to be placed through such brokers. In all cases, brokerage recapture arrangements relate solely to expenses of the Fund and not to expenses of the Investment Manager or the Subadvisor.

Fund Ownership of Broker-Dealer Securities

The Fund owned, as of December 31, 2006, securities issued by a “regular broker-dealer” of the Fund, as that term is defined in Rule 10b-1 under the 1940 Act, or by the parents of the regular broker-dealers. As of December 31, 2006, the Fund held such securities of Jefferies Group in the amount of $5,900,400.

Affiliated Brokerage

Certain affiliates of JPMorgan Chase & Co. may be deemed to be affiliated persons of the Fund because of their record ownership of the Fund. For the fiscal year ended December 31, 2006, the Fund paid brokerage commissions to broker-dealer affiliates of JP Morgan Chase & Co. of $50,078. For the fiscal year ended December 31, 2006, 4.09% of the Fund’s aggregate brokerage commissions were paid to such broker-dealer affiliates. For the fiscal year ended December 31, 2006, 2.8% of the Fund’s aggregate dollar amount of transactions involving the payment of brokerage commissions were effected through such broker-dealer affiliates.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchasing Shares

Investors may open accounts with the Fund through their financial planners or investment professionals, or through the Trust in circumstances as described in the current Prospectus. Shares may also be purchased through bank trust departments on behalf of their clients and tax-exempt employee welfare, pension and profit-sharing plans. The Trust reserves the right to determine which customers and which purchase orders the Trust will accept.

Certain investors may purchase or sell Fund shares through broker-dealers or through other processing organizations that may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. The Fund may from time to time make payments to such broker-dealers or processing organizations for certain record-keeping services. Certain processing organizations and others may receive compensation from the Investment Manager out of its legitimate profits in exchange for selling shares or for recordkeeping or other shareholder related services.

Purchase orders received by the Trust by 4:00 p.m. New York Time, at the address listed in the current Prospectus on any Business Day will receive the net asset value computed that day. Purchase orders received after 4:00 p.m. from certain processing organizations which have entered into contractual arrangements with the Investment Manager will also receive that day’s offering price, provided the orders the processing organization transmits to the Investment Manager were received in proper form by the processing organization before 4:00 p.m. The broker-dealer, omnibus processor or investment professional is responsible for promptly transmitting orders to the Trust. Orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent.

Federal funds or bank wires used to pay for purchase orders must be in U.S. dollars and received in advance, except for certain processing organizations which have entered into contractual arrangements with the Trust. Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank.

To ensure that checks are collected by the Trust, if shares purchased by check are sold before the check has cleared, the redemption proceeds will not be processed until the check has cleared. This may take up to 15 calendar days unless arrangements are made with the Investment Manager. However, during this 15 calendar day period, such shareholder may exchange such shares into any series of Managers AMG Funds, The Managers Funds, Managers Trust I or Managers Trust II, subject to applicable restrictions such as minimum investment amounts. The 15 calendar day holding period for redemptions would still apply to shares received through such exchanges.

If the check accompanying any purchase order does not clear, or if there are insufficient funds in your bank account, the transaction will be canceled and you will be responsible for any loss the Trust incurs. For current shareholders, the Trust can redeem shares from any identically registered account in the Trust as reimbursement for any loss incurred. The Trust has the right to prohibit or restrict all future purchases in the Trust in the event of any nonpayment for shares. The Fund and MDI reserve the right to reject any order for the purchase of shares in whole or in part. The Trust reserves the right to cancel any purchase order for which payment has not been received by the third business day following placement of the order.

In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder’s account on the Trust’s books maintained by the Transfer Agent.

Redeeming Shares

Any redemption orders received in proper form by the Trust before 4:00 p.m. New York Time on any Business Day will receive the net asset value determined at the close of regular business of the New York Stock Exchange (“NYSE”) on that day. Redemption orders received after 4:00 p.m. from certain processing organizations which have entered into contractual arrangements with the Fund will also be redeemed at the net asset value computed that day, provided the orders the processing organization transmits to the Fund were received in proper form by the processing organization before 4:00 p.m.

Redemption orders received after 4:00 p.m. New York Time will be redeemed at the net asset value determined at the close of trading on the next Business Day. Redemption orders transmitted to the Trust at the address indicated in the current Prospectus will be promptly forwarded to the Transfer Agent. If you are trading through a broker-dealer or investment advisor, such investment professional is responsible for promptly transmitting orders. There is no redemption charge. The Trust reserves the right to redeem shareholder accounts (after 60 days’ notice) when the value of the Fund shares in the account falls below $5,000,000 for the Institutional Class and $1,000,000 for the Premier Class, due to redemptions. Whether the Trust will exercise the right to redeem shareholder accounts will be determined by the Investment Manager on a case-by-case basis.

If the Trust determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Fund, in lieu of cash, in conformity with applicable law. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets to cash. The method of valuing portfolio securities is described under “Net Asset Value,” and such valuation will be made as of the same time the redemption price is determined.

Investors should be aware that redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the request must include the shareholder’s taxpayer identification number, account number, Fund number and signatures of all account holders. All redemptions will be mailed to the address of record on the shareholder’s account. In addition, if shares purchased by check are sold before the check has cleared, the redemption proceeds will not be sent to the shareholder until the check has cleared. This may take up to 15 calendar days unless arrangements are made with the Investment Manager. The Trust reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption beyond seven days as follows: (i) during periods when the NYSE is closed for other than weekends and holidays or when trading on the NYSE is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Fund of, or evaluation of the net asset value of, portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

Exchange of Shares

An investor may exchange shares of the Fund for shares of other funds managed by the Investment Manager that are not subject to a sales charge (load). Not all funds managed by the Investment Manager offer all classes of shares or are open to new investors. Since an exchange is the sale of shares of the Fund and the purchase of shares of the fund exchanged into, the usual purchase and redemption procedures, requirements and restrictions apply to each exchange. Investors may exchange only into accounts that are registered in the same name with the same address and taxpayer identification number. In addition, an investor who intends to continue to maintain an account in the Fund may make an exchange out of the Fund only if following the exchange the investor would continue to meet the Fund’s minimum investment amount. Settlement on the purchase of shares of another fund will occur when the proceeds from redemption become available. Shareholders are subject to federal income tax and may recognize capital gains or losses on the exchange for federal income tax purposes. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time. Holding your shares through a financial intermediary, such as a broker, may affect your ability to use the exchange privilege or other investor services.

Net Asset Value

The Fund computes its net asset value for each class of shares once daily on Monday through Friday on each day on which the NYSE is open for trading, at the close of business of the NYSE, usually 4:00 p.m. New York Time. The net asset value will not be computed on the day the following legal holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund may close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The time at which orders are accepted and shares are redeemed may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. New York Time.

The net asset value per share of each class of the Fund is equal to the value of the Fund’s assets attributable to that class minus liabilities allocable to that class divided by that class’s shares outstanding. Fund securities listed on an exchange are valued at the last quoted sale price on the exchange where such securities are principally traded on the valuation date, prior to the close of trading on the NYSE or, lacking any sales, at the last quoted bid price on such principal exchange prior to the close of trading on the NYSE. Over-the-counter securities are valued at the Nasdaq Official Closing Price if one is available. Otherwise, over-the-counter securities are generally valued on the basis of the last quoted sale price or, lacking any sales, on the basis of the last quoted bid price. Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures established by the Trustees.

Frequent Purchase and Redemption Arrangements

The Trust does not have any arrangements with any person to permit frequent purchases and redemptions of Fund shares, and no compensation or other consideration is received by the Fund, the Investment Manager or any other party in this regard.

Dividends and Distributions

The Fund declares and pays dividends and distributions as described in the Prospectus.

If a shareholder has elected to receive dividends and/or their distributions in cash and the postal or other delivery service is unable to deliver the checks to the shareholder’s address of record, the dividends and/or distribution will automatically be converted to having the dividends and/or distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

CERTAIN TAX MATTERS

The following summary of certain federal income tax considerations is intended for general informational purposes only. This discussion is not tax advice. This discussion does not address all aspects of taxation that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, financial institutions or brokerage dealers, foreign corporations, and persons who are not citizens or residents of the United States) subject to special treatment under the federal income tax laws. This summary is based on the Internal Revenue Code of 1986, as amended (the “Code”), the regulations thereunder, published rulings and court decisions, all as currently in effect. These laws are subject to change, possibly on a retroactive basis.

EACH SHAREHOLDER IS ADVISED TO CONSULT HIS OR HER OWN TAX ADVISOR WITH RESPECT TO THE SPECIFIC TAX CONSEQUENCES OF AN INVESTMENT IN THE FUND, INCLUDING THE EFFECT AND APPLICABILITY OF FEDERAL, STATE, LOCAL, FOREIGN, AND OTHER TAX LAWS AND THE POSSIBLE EFFECTS OF CHANGES IN FEDERAL OR OTHER TAX LAWS. THIS DISCUSSION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING.

Federal Income Taxation of the Fund—in General

The Fund intends to qualify and elect to be treated each taxable year as a “regulated investment company” under Subchapter M of the Code. In order to so qualify and elect, the Fund must, among other things, (a)(i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below). (all such income, “Qualifying Income”); (b) invest the Fund’s assets (as of the close of each quarter of the taxable year) in such a manner that (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items (including receivables), Government securities and securities of other regulated investment companies, and other securities limited in respect of any one issuer (except with regard to certain investment companies furnishing capital to development corporations) to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of the value of the Fund’s total assets be invested in the securities (other than Government securities or the securities of other regulated investment companies) of (x) any one issuer, or two or more issuers each of which the Fund owns 20% or more of the total combined voting power of all classes of stock entitled to vote, and are engaged in the same or similar trades or businesses or related trades or businesses or (y) in the securities of one or more “qualified publicly traded partnerships” (as defined below); and (c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.

In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof (ii) that derives at least 90% of its income from passive income sources defined in Code section 7704(d), and (iii) that derives less than 90% of its income from the qualifying income described in (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Further, for the purposes of (b) above: the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (that is, any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years) designated by the Fund as capital gain dividends (“Capital Gain Dividends”), if any, that it distributes to shareholders on a timely basis. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and any net capital gains. Amounts not distributed by the Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, the Fund must distribute during each calendar year an amount at least equal to the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31 of the calendar year or later if the Fund is permitted to elect and so elects, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year.

If the Fund were to fail to qualify as a regulated investment company in any year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions by the Fund, including any distributions of net long-term capital gains, would be taxable to shareholders in the same manner as other regular corporate dividends to the extent of the Fund’s current or accumulated earnings and profits. Furthermore, if shareholders receive a distribution in excess of current or accumulated earnings and profits, they would receive a return of capital that would reduce the basis of their shares of the Fund to the extent thereof. Any distribution in excess of a shareholder’s basis in the shareholder’s shares would be taxable as gain realized from the sale of such shares. The Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

Federal Income Taxation of Shareholders

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned or is considered to have owned the investments that generated them, rather than how long a shareholder may have owned shares in the Fund. Distributions of net capital gains from the sale of investments that a Fund owns or is considered to have owned for more than one year and that are properly designated by the Fund as capital gain dividends (that is, Capital Gain Dividends, as defined above) will be taxable to shareholders as long-term capital gains. Distributions of gains from the sale of investments that the Fund owns or is considered to have owned for one year or less will be taxable to shareholders as ordinary income.

The ultimate tax characterization of a Fund’s distributions made in a taxable year cannot finally be determined until after the end of that taxable year. As a result, there is a possibility that a Fund may make total distributions during a taxable year in an amount that exceeds the net investment income and net capital gains a Fund realizes that year, in which case the excess generally will be treated as a return of capital, which will be tax-free to the holders of the Shares, up to the amount of the shareholder’s tax basis in the applicable Shares, with any amounts exceeding such basis treated as gain from the sale of such Shares.

For taxable years beginning before January 1, 2011, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by the Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (i) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (ii) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (iii) if the recipient elects to have the dividend income treated as investment interest, or (iv) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. To the extent that the Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income and thus will not be eligible for taxation at the rates applicable to long-term capital gain.

These provisions apply whether the dividends and distributions are received in cash or reinvested in additional shares. Any loss realized upon the redemption of shares within 6 months from the date of their purchase will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains during such 6-month period. Losses incurred on the sale of shares of the Fund may be required to be deferred in the event the shareholder acquired other Fund shares within 30 days prior to the sale of the loss shares or 30 days after such sale.

A portion of the dividends paid by the Fund to shareholders that are corporations may be eligible for the 70% dividends-received deduction.

Distributions by the Fund can result in a reduction in the fair market value of the Fund’s shares. Should a distribution reduce the fair market value below a shareholder’s cost basis, such distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing shares just prior to a taxable distribution will then receive a return of investment upon distribution which will nevertheless be taxable to the shareholder as ordinary income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital.

Sales, Exchange or Redemption of Shares

The sale, exchange or redemption of shares of the Fund may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Tax Implications of Certain Investments

Certain of the Fund’s investments will create taxable income in excess of the cash they generate. In such cases, the Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level. The character of the Fund’s taxable income will, in many cases, be determined on the basis of reports made to the Fund by the issuers of the securities in which they invest.

Backup Withholding

The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly designated as exempt-interest dividends. The backup withholding tax rate is 28% for amounts paid through 2010. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

Tax-Exempt Investors

If a shareholder that is a benefit plan investor (e.g., an individual retirement account, pension plan, 401(k) plan, or Keogh plan) or charitable organization (collectively, “Tax-Exempt Investors”) incurs debt to finance the acquisition of its shares, a portion of the income received by the Tax-Exempt Investor with respect to its shares would constitute unrelated business taxable income (“UBTI”). In that case, the UBTI portion of the Tax-Exempt Investor’s income from its investment in a Fund for the year generally would equal the total income from its investment in the Fund recognized by the Tax-Exempt Investor in that year multiplied by the ratio of the Tax-Exempt Investor’s average acquisition debt balance to the average tax basis of its shares for the year.

State and Local Taxes

The Fund may also be subject to state and/or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult with their own tax advisors concerning the foregoing state and local tax consequences of investing in the Fund.

Other Taxation

The Fund is a series of a Massachusetts business trust. Under current law, neither the Trust nor the Fund is liable for any income or franchise tax in The Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISORS ABOUT THE APPLICATION OF THE PROVISIONS OF FEDERAL, STATE, LOCAL AND FOREIGN TAX LAWS TO AN INVESTMENT IN THE FUND IN LIGHT OF THEIR PARTICULAR TAX SITUATIONS.

OTHER INFORMATION

Massachusetts Business Trust

The Fund is a series of a “Massachusetts business trust.” A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability and is described below.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Declaration of Trust of the Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, instrument or undertaking made on behalf of the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Fund. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Fund. The Trustees of the Trust intend to conduct the operations of the Trust in a way as to avoid, as far as possible, ultimate liability of the shareholders of the Fund.

The Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, officer, employee, agent or shareholder of the Fund is liable to any third persons in connection with the affairs of the Fund, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of the Fund for any satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Trust’s Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

Description of Shares

The Trust is an open-end management investment company organized as a Massachusetts business trust in which the Fund represents a separate series of shares of beneficial interest. See “Massachusetts Business Trust” above. The Trustees may classify or reclassify any series of the Trust into one or more classes. The trustees have authorized the issuance of two classes of shares of the Fund – the Institutional Class and the Premier Class.

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and to divide or combine the shares of any series, if applicable, without changing the proportionate beneficial interest of each shareholder in the Fund or assets of another series, if applicable. Each share of the Fund represents an equal proportional interest in the Fund with each other share. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. See “Massachusetts Business Trust” above. Shares of the Fund have no preemptive or conversion rights and are fully paid and non-assessable. The rights of redemption and exchange are described in the Prospectus and in this SAI.

The shareholders of the Trust are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount), on matters on which shares of the Fund shall be entitled to vote. Each class will vote separately on matters affecting only that class or as otherwise required by law. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or by the Declaration of Trust of the Trust.

Shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee from office. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the shares of the Trust. In addition, whenever ten or more shareholders of record who have been shareholders of record for at least six months prior to the date of the application, and who hold in the aggregate either shares of the Fund having a net asset value of at least $25,000 or at least 1% of the Trust’s outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any of the Trustees and accompanied by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed shareholder communication and form of request. If the Trustees elect to follow the latter, the Trustees, upon the written request of such applicants accompanied by a tender of the material to be mailed and the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more objections or refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more objections, the SEC shall find, after notice and opportunity for a hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

The Trustees have authorized the issuance and sale to the public of shares of several series of the Trust. The Trustees may authorize the issuance of additional series of the Trust. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset value procedures. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of any additional series will approve the adoption of any management contract, distribution agreement and any changes in the investment policies of such additional series, to the extent required by the 1940 Act.

Additional Information

This SAI and the Prospectus do not contain all of the information included in the Trust’s Registration Statement filed with the SEC under the 1933 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statements, including the Exhibits filed therewith, may be examined at the office of the SEC in Washington D.C.

Statements contained in this SAI and the Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an Exhibit to the applicable Registration Statement. Each such statement is qualified in all respects by such reference.

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus or this SAI, in connection with the offer of shares of the Fund and, if given or made, such other representations or information must not be relied upon as having been authorized by the Trust, the Fund or MDI. The Prospectus and this SAI do not constitute an offer to sell or solicit an offer to buy any of the securities offered thereby in any jurisdiction to any person to whom it is unlawful for the Fund or MDI to make such offer in such jurisdictions.

FINANCIAL STATEMENTS

The Fund’s audited Financial Statements for the fiscal year ended December 31, 2006 and the related Notes to the Financial Statements for the Fund, as well as the Report of Independent Registered Public Accounting Firm by PricewaterhouseCoopers LLP, are incorporated by reference into this SAI from the Fund’s Annual Report for fiscal year ended December 31, 2006, filed with the SEC. The Fund’s Annual Report is available without charge by calling the Fund at (800) 548-4539 or by visiting the Fund’s website at www.managersinvest.com or on the SEC’s website at www.sec.gov.

APPENDIX A

TimesSquare Capital Management LLC

Proxy Voting Policies & Procedures

Compliance identifies those clients for which TimesSquare Capital Management, LLC (“TimesSquare”) has been instructed to vote proxies. Working with the key proxy voting decision makers, that is analysts and portfolio managers, Compliance develops guidelines for voting on management and shareholder proposals. The proxy voting guidelines are reviewed and approved annually by the TimesSquare Proxy Voting Committee (“Proxy Voting Committee”).

To address potential material conflicts of interest between the interests of TimesSquare and its affiliates and interests of TimesSquare’s clients, TimesSquare adheres to the pre-determined proxy voting guidelines that are approved by the Proxy Voting Committee. Proposals to vote in a manner inconsistent with the pre-determined guidelines must be approved by the Proxy Voting Committee.

1.	Taking into consideration all pertinent factors, TimesSquare’s proxy voting guidelines have been developed to protect/improve shareholder value through protection of shareholder rights, and prevention of excessive and unwarranted compensation for companies’ directors, management, and employees.

a.	For ERISA third party accounts, including advisory accounts, mutual funds, and separate accounts, TimesSquare acts prudently and solely in the interest of, and for the exclusive purpose of providing benefits to, beneficiaries of these accounts, taking into consideration only those factors which would affect the value of the investments and support the objective of providing increased shareholder value to beneficiaries.

b.	For non-ERISA third party accounts, including certain advisory accounts, mutual funds and separate accounts, the client’s financial and non-financial objectives only, to the extent known, shall be considered.

2.	Compliance is responsible for ensuring that all proxy ballots are voted, and are voted in accordance with policies and procedures described in this policy. The mechanics, administration and record keeping of proxy voting are outsourced to the Investor Responsibility Research Center (IRRC). All proxy materials are directed to IRRC by the portfolios’ custodians. IRRC votes proxies in accordance with voting guidelines and instructions provided by TimesSquare; reconciles all shares held on record date to shares voted; and maintains records of, and provides quarterly reports, on how each portfolio has voted its proxies.

3.	Using detailed voting guidelines provided by TimesSquare, IRRC alerts Compliance of proxy ballot issues that are considered on a case-by-case basis. After consulting with equity analysts and portfolio managers, Compliance presents voting recommendations on such ballots to the Proxy Voting Committee, which reviews and approves/disapproves recommendations.

4.	Compliance is responsible for reporting exceptions and/or non-routine or new matters to the Proxy Voting Committee. Compliance also provides the Committee with reports that provide an overview of voting results.

5.	In the case of sub-advised accounts, TimesSquare shall, unless otherwise directed by the account, be responsible for voting proxies.

MANAGERS AMG FUNDS

TIMESSQUARE MID CAP GROWTH FUND

Institutional Class

Premier Class

STATEMENT OF ADDITIONAL INFORMATION

DATED May 1, 2007

You can obtain a free copy of the Prospectus of the TimesSquare Mid Cap Growth Fund (the “Fund”) dated May 1, 2007 by calling Managers Investment Group LLC at (800) 835-3879 or by visiting our website at www.managersinvest.com. The Prospectus provides the basic information about investing in the Fund.

This Statement of Additional Information is not a Prospectus. It contains additional information regarding the activities and operations of the Fund. It should be read in conjunction with the Fund’s Prospectus.

The Financial Statements of the Fund, including the Report of Independent Registered Public Accounting Firm, for the fiscal year ended December 31, 2006 included in the Fund’s Annual Report for the fiscal year ended December 31, 2006 are incorporated by reference into this Statement of Additional Information (meaning such documents are legally a part of this Statement of Additional Information). The Annual Report is available without charge by calling the Fund at (800) 548-4539 or by visiting the Fund’s website at www.managersinvest.com.

GENERAL INFORMATION

This Statement of Additional Information (“SAI”) relates only to the TimesSquare Mid Cap Growth Fund (the “Fund”). The Fund has two classes of shares, the Premier Class and the Institutional Class shares. The Fund is a series of shares of beneficial interest of Managers AMG Funds, a Massachusetts business trust (the “Trust”) and part of the Managers Family of Funds. The Trust was organized on June 18, 1999.

This SAI describes the financial history, management and operation of the Fund, as well as the Fund’s investment objective and policies. It should be read in conjunction with the Fund’s current Prospectus. The Trust’s executive office is located at 800 Connecticut Avenue, Norwalk, Connecticut 06854.

Managers Investment Group LLC (the “Investment Manager”), an indirect wholly-owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration. See “Management of the Fund.”

Investments in the Fund are not:

•	Deposits or obligations of any bank;

•	Guaranteed or endorsed by any bank; or

•	Federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal agency.

ADDITIONAL INVESTMENT POLICIES

The following is additional information regarding the investment policies used by the Fund in an attempt to achieve its investment objective as stated in its Prospectus. The Fund is a diversified, open-end management investment company.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of mid-capitalization companies. This policy may not be changed without providing shareholders 60 days’ notice.

Investment Techniques and Associated Risks

The following are descriptions of the types of securities that may be purchased by the Fund. Also see “Diversification Requirements for the Fund.” The information below does not describe every type of investment, technique or risk to which the Fund may be exposed. The Fund reserves the right, without notice, to make any investment, or use any investment technique, except to the extent that such activity would require a shareholder vote, as discussed below under “Fundamental Investment Restrictions.”

(1) Cash Equivalents. Cash equivalents include certificates of deposit, bankers acceptances, time deposits, commercial paper, short-term corporate debt securities and repurchase agreements.

Bankers Acceptances. Bankers acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. These instruments become “accepted” when a bank guarantees their payment upon maturity. Eurodollar bankers acceptances are bankers acceptances denominated in U.S. Dollars and are “accepted” by foreign branches of major U.S. commercial banks.

Certificates of Deposit. Certificates of deposit are issued against money deposited into a bank (including eligible foreign branches of U.S. banks) or a savings and loan association (“S&L”) for a definite period of time. They earn a specified rate of return and are normally negotiable.

Commercial Paper. Commercial paper refers to promissory notes that represent an unsecured debt of a corporation or finance company. They have a maturity of less than nine months. Eurodollar commercial paper refers to promissory notes payable in U.S. dollars by European issuers.

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Repurchase Agreements. In a repurchase agreement, the Fund buys a security from a bank or a broker-dealer that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is the purchase price plus a mutually agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security.

Repurchase agreements are subject to certain risks that may adversely affect the Fund. If a seller defaults, the Fund may incur a loss if the value of the collateral securing the repurchase agreement declines and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to a seller of the security, the Fund’s ability to dispose of the collateral may be delayed or limited.

Time Deposits. Time deposits in banks or S&Ls are generally similar to certificates of deposit, but are uncertificated.

(2) Common Stocks. Common stocks are securities that represent a unit of ownership in a corporation. The Fund’s transactions in common stock represent “long” transactions where the Fund owns the securities being sold, or will own the securities being purchased.

(3) Investment Company Securities. The Fund may invest some portion of its assets in shares of other investment companies, including exchange traded funds (“ETFs”) and money market funds, to the extent that they may facilitate achieving the investment objective of the Fund or to the extent that they afford the principal or most practical means of access to a particular market or markets or they represent attractive investments in their own right. The Fund’s purchase of shares of investment companies may result in the payment by a shareholder of duplicative management fees. The Fund may invest in investment companies with distribution plans and fees, and may pay customary brokerage commissions to buy and sell shares of certain investment companies, such as closed-end investment companies and ETFs.

The return on the Fund’s investment in investment companies will be reduced by the operating expenses, including investment advisory and administrative fees, of such companies. The Fund’s investment in a closed-end investment company may require the payment of a premium above the net asset value of the investment company’s shares, and the market price of the investment company thereafter may decline without any change in the value of the investment company’s assets.

The provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), may impose certain limitations on the Fund’s investments in other investment companies. In particular, the Fund’s investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company, and (iii) 10% of the Fund’s total assets with respect to investment companies in the aggregate (the “Limitation”). The Fund may be able to rely on an exemption from the Limitation if (i) the investment company in which the Fund would like to invest has received an order for exemptive relief from the Limitation from the SEC that is applicable to the Fund; and (ii) the investment company and the Fund take appropriate steps to comply with any terms and conditions in such order. Pursuant to rules recently adopted by the SEC, the Fund may invest (1) in shares issued by money market funds and (2) in shares issued by affiliated funds in excess of the Limitation.

As an exception to the above, the Fund has the authority to invest all of its assets in the securities of a single open-end investment company with substantially the same fundamental investment objectives, restrictions, and policies as that of the Fund. The Fund will notify its shareholders prior to initiating such an arrangement.

(4) Reverse Repurchase Agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. The price reflects the interest rate in effect for the term of the agreement. For the purposes of the 1940 Act, a reverse repurchase agreement is also considered as the borrowing of money by the Fund and, therefore, a form of leverage which may magnify any gains or losses for the Fund.

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The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into reverse repurchase agreements only when the interest income to be earned from the investment of the proceeds is more than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period that is longer than the reverse repurchase agreement itself. The Fund will establish and maintain a segregated account with the Custodian consisting of liquid assets in an amount which is at least equal to the amount of its purchase obligations under the reverse repurchase agreement.

(5) Securities Lending. The Fund may lend its portfolio securities in order to realize additional income. This lending is subject to the Fund’s investment policies and restrictions. The Fund may lend its investment securities so long as (i) the loan is secured by collateral having a value at all times not less than 100% of the securities loaned, (ii) such collateral is marked to market on a daily basis, (iii) the loan is subject to termination by the Fund at any time, and (iv) the Fund receives reasonable interest on the loan. When cash is received as collateral, the Fund will invest the cash received in short-term instruments to earn additional income. The Fund will bear the risk of any loss on any such investment. The Fund may pay reasonable finders, administrative and custodial fees to persons that are unaffiliated with the Fund for services in connection with loans of portfolio securities. In addition, voting rights may pass with the loaned portfolio securities, but if a material event occurs affecting an investment on loan, the loan will be recalled and the securities voted by the Fund.

Diversification Requirements for the Fund

The Fund intends to meet the diversification requirements of the 1940 Act as currently in effect. Investments not subject to the diversification requirements could involve an increased risk to an investor should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

Fundamental Investment Restrictions

The following investment restrictions have been adopted by the Trust with respect to the Fund. Except as otherwise stated, these investment restrictions are “fundamental” policies. A “fundamental” policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a “majority of the outstanding voting securities” of the Fund. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

The Fund may not:

(1) Issue senior securities.

(2) Borrow money, except (i) in amounts not to exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed) taken at market value from banks or through reverse repurchase agreements or forward roll transactions, (ii) up to an additional 5% of its total assets for temporary purposes, (iii) in connection with short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law.

(3) Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

(4) Purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

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(5) Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund’s investment policies.

(6) Make loans, except that the Fund may (i) lend portfolio securities in accordance with the Fund’s investment policies up to 331/3% of the Fund’s total assets taken at market value, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers’ acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) lend portfolio securities and participate in an interfund lending program with other series of the Trust provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 331/3% of the value of the Fund’s total assets.

(7) With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

(8) Invest more than 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or its agencies or instrumentalities).

If any percentage restriction described above for the Fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund’s assets will not constitute a violation of the restriction.

For purposes of investment restriction (1) above, issuing senior securities shall not be considered to include (without limitation): borrowing money, making loans, the issuance of shares of beneficial interest in multiple classes or series, the deferral of Trustees’ fees, the purchase or sale of derivative instruments, such as options, futures contracts, options on futures contracts, forward commitments and swaps, and entering into repurchase agreements, reverse repurchase agreements, roll transactions and short sales, in accordance with the Fund’s investment policies.

For purposes of investment restriction (2) above, borrowing shall not be considered to include (without limitation): investments in derivative instruments, such as options, futures contracts, options on futures contracts, forward commitments and swaps, short sales and roll transactions made in accordance with the Fund’s investment policies.

Unless otherwise provided, for purposes of investment restriction (8) above, the term “industry” shall be defined by reference to the Global Industry Classification Standard put forth by Standard & Poor’s and Morgan Stanley Capital International.

Portfolio Turnover

Generally, the Fund purchases securities for investment purposes and not for short-term trading profits. However, the Fund may sell securities without regard to the length of time that the security is held in the portfolio if such sale is consistent with the Fund’s investment objective. A higher degree of portfolio activity may increase brokerage costs to the Fund.

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Disclosure of Portfolio Holdings

The Trust has adopted policies and procedures reasonably designed to prevent selective disclosure of the Fund’s portfolio holdings to third parties, other than disclosures that are consistent with the best interests of Fund shareholders. The Fund will disclose its portfolio holdings on a monthly basis on the 10th business day of each month by posting this information on its website. The Chief Compliance Officer of the Fund may designate an earlier or later date for public disclosure of the Fund’s portfolio holdings. Other disclosures of portfolio holdings information will only be made following a determination by the Chief Compliance Officer of the Fund that the disclosures are in the best interests of Fund shareholders and are for a legitimate business purpose (such as to service providers or broker-dealers in connection with the performance of services for the Fund), and that the recipient is subject to a duty of confidentiality and may not trade in securities on the basis of non-public information that may be included in these disclosures. The Chief Compliance Officer of the Fund will monitor the use of the information disclosed by approved recipients and report to the Board of Trustees at least annually regarding these disclosures, and will identify and address any potential conflicts between the Investment Manager’s interests and those of Fund shareholders in connection with these disclosures.

Other than as follows, the Trust does not have any arrangements with any person to make available information about the Fund’s portfolio securities, and the Trust’s policies and procedures prohibit any person or entity from receiving compensation or consideration of any kind in this regard.

The Fund may regularly provide non-public portfolio holdings information, including current portfolio holdings information, to the following third parties in the normal course of their performance of services to the Funds: the Subadvisor; the independent registered public accounting firm (PricewaterhouseCoopers LLP); the Custodian (The Bank of New York); financial printers (R.R. Donnelly, Morton Graphics, Merrill Corp.); counsel to the Fund (Ropes & Gray LLP) or counsel to the Fund’s independent trustees (Sullivan & Worcester LLP); regulatory authorities; and securities exchanges and other listing organizations. Disclosures of current portfolio holdings information will be made on a daily basis with respect to the Subadvisors and the Custodian. Disclosures of portfolio holdings information will be made to the Fund’s independent registered public accounting firm and financial printers on a semi-annual basis in connection with the preparation of public filings, and from time to time in the course of Fund operations. Disclosures of portfolio holdings information, including current portfolio holdings information, may be made to counsel to the Fund or counsel to the Fund’s independent trustees in connection with periodic meetings of the Board of Trustees and otherwise from time to time in connection with the Fund’s operations. In addition, the Fund may regularly provide non-public portfolio holdings information, including current portfolio holdings information, to the following data providers, fund ranking/rating services, and fair valuation services: Lipper, Morningstar, and FT Interactive.

The entities to which the Fund voluntarily discloses portfolio holdings information are required, either by explicit agreement or by virtue of their respective duties to the Fund, to maintain the confidentiality of the information disclosed. There can be no assurance that the Trust’s policies and procedures regarding selective disclosure of the Fund’s portfolio holdings will protect the Fund from potential misuse of that information by individuals or entities to which it is disclosed.

BOARD OF TRUSTEES AND OFFICERS OF THE TRUST

The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and dates of birth are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Fund. The Trustees are experienced executives who meet periodically throughout the year to oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund’s performance. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 800 Connecticut Avenue, Norwalk, Connecticut 06854.

There is no stated term of office for Trustees. Trustees serve until their resignation, retirement or removal in accordance with the Trust’s organizational documents and policies adopted by the Board from time to time. Officers hold office at the pleasure of the Trustees.

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Independent Trustees

The Trustees shown in the table below are not “interested persons” of the Trust within the meaning of the 1940 Act:

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE FUND AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX * OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Jack W. Aber DOB: 9/9/37	Trustee since 1999	Professor of Finance, Boston University School of Management (1972-Present)	31	Trustee of Appleton Growth Fund (1 portfolio); Trustee of Third Avenue Trust (4 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio)

William E. Chapman, II DOB: 9/23/41	Trustee since 1999; Independent Chairman	President and Owner, Longboat Retirement Planning Solutions (1998-Present); Hewitt Associates, LLC (part time) (provider of Retirement and Investment Education Seminars); Trustee of Bowdoin College (2002-Present)	31	Trustee of Third Avenue Trust (4 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio)

Edward J. Kaier DOB: 9/23/45	Trustee since 1999	Attorney at Law and Partner, Hepburn Willcox Hamilton & Putnam, LLP (1977-Present)	31	Trustee of Third Avenue Trust (4 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio)

Steven J. Paggioli DOB: 4/3/50	Trustee since 2004	Consultant (2001-Present); Formerly Executive Vice President and Director, The Wadsworth Group (1986-2001); Executive Vice President, Secretary and Director, Investment Company Administration, LLC (1990-2001); Vice President, Secretary and Director, First Fund Distributors, Inc. (1991-2001)	31	Trustee, Professionally Managed Portfolios (22 portfolios); Advisory Board Member, Sustainable Growth Advisors, LP

Eric Rakowski DOB: 6/5/58	Trustee since 1999	Professor, University of California at Berkeley School of Law (1990-Present)	31	Trustee of Third Avenue Trust (4 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio)

Thomas R. Schneeweis DOB: 5/10/47	Trustee since 2004	Professor of Finance, University of Massachusetts (1985-Present); Director, CISDM at the University of Massachusetts, (1996-Present); President, Alternative Investment Analytics, LLC, (formerly Schneeweis Partners, LLC) (2001-Present); Director of Research, Lyra/Starview Capital LLC (2004-2006); Partner, Northampton Capital Management, LLC; Partner, TRS Associates (Sole Proprietorship) and member of Massachusetts Finance Institute (wholly owned subsidiary of Alternative Investment Analytics)	31	None

*	The Fund Complex consists of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II.

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Interested Trustee

The Trustee shown in the table below is an “interested person” of the Trust within the meaning of the 1940 Act. Mr. Nutt is an interested person of the Trust within the meaning of the 1940 Act by virtue of his position with, and interest in securities of, Affiliated Managers Group, Inc.

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE FUND AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX * OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
William J. Nutt DOB: 3/30/45	Trustee since 2005 President since 2007	Chairman and Founder of Affiliated Managers Group, Inc., (1993-Present); Chief Executive Officer of Affiliated Managers Group, Inc. (1993-2004); Director, Affiliated Managers Group, Inc. (1993-Present); President of Affiliated Managers Group, Inc. (1993-1999); President and Chief Operating Officer, The Boston Company (1989-1993); Senior Executive Vice President, The Boston Company (1982-1989)	31	None

*	The Fund Complex consists of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II.

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Officers

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE FUND AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
Bruce M. Aronow DOB: 5/31/65	Chief Financial Officer since 2005	Managing Partner, Managers Investment Group LLC (2005-Present); Chief Financial Officer, Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II (2005-Present); Executive Vice President and Chief Financial Officer and Principal, Rorer Asset Management (1999-2004); Chief Operating Officer, Rorer Asset Management (2001-2004)

Donald S. Rumery DOB: 5/29/58	Treasurer since 1999	Senior Vice-President, Managers Investment Group LLC (2005-Present); Director, Finance and Planning, The Managers Funds LLC, (1994-2004); Treasurer and Chief Financial Officer, Managers Distributors, Inc. (2000-Present); Treasurer, Managers Trust I and Managers Trust II (2000-Present); Treasurer, The Managers Funds (1995-Present); Treasurer, Managers AMG Funds (1999-Present); Secretary, Managers Trust I and Managers Trust II (2000-2004) and Secretary, The Managers Funds (1997-2004)

Christine C. Carsman DOB: 4/2/52	Secretary since 2004	Vice President and Chief Regulatory Counsel, Affiliated Managers Group, Inc. (2004-Present); Secretary, Mangers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II (2004-Present); Senior Counsel, Vice President and Director of Operational Risk Management and Compliance, Wellington Management Company, LLP (1995-2004)

Colin J. Dean DOB: 3/6/77	Assistant Secretary since 2006	Associate Counsel, Affiliated Managers Group, Inc. (2005-Present); Assistant Secretary, Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II (2006-Present); Assistant Secretary, Skyline Funds (2006-Present); Associate, Dechert LLP (2002-2005)

Trustee Share Ownership

	Dollar Range of Equity Securities in the Fund Beneficially Owned as of December 31, 2006	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies* Beneficially Owned as of December 31, 2006
Independent Trustees: Jack W. Aber William E. Chapman, II Edward J. Kaier Steve Paggioli Eric Rakowski Thomas R. Schneeweis	None None None None None None	Over $100,000 Over $100,000 Over $100,000 Over $100,000 $50,001-$100,000 Over $100,000
Interested Trustee: William J. Nutt	None	None

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*	The Family of Investment Companies consists of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II.

Audit Committee

The Board of Trustees has an Audit Committee consisting of all of the Independent Trustees. Under the terms of its charter, the Audit Committee: (a) acts for the Trustees in overseeing the Trust’s financial reporting and auditing processes; (b) receives and reviews communications from the independent registered public accounting firm relating to its review of the Fund’s financial statements; (c) reviews and assesses the performance and approves the compensation, retention or termination of the Trust’s independent registered public accounting firm; (d) meets periodically with the independent registered public accounting firm to review the annual audits of the series of the Trust, including the audit of the Fund, and pre-approve the audit services provided by the independent registered public accounting firm; (e) considers and acts upon proposals for the independent registered public accounting firm to provide non-audit services to the Trust or the Investment Manager or its affiliates to the extent that such approval is required by applicable laws or regulations; (f) considers and reviews with the independent registered public accounting firm matters bearing upon its status as “independent” under applicable standards of independence established from time to time by the Securities and Exchange Commission (“SEC”) and other regulatory authorities; and (g) reviews and reports to the full Board with respect to any material accounting, tax, valuation or record-keeping issues that may affect the Trust, its financial statements or the amount of any dividend or distribution right, among other matters. The Audit Committee met two times during the most recent fiscal year.

Governance Committee

The Board of Trustees has a Governance Committee consisting of all of the Independent Trustees. Under the terms of its charter, the Governance Committee is empowered to perform a variety of functions on behalf of the Board of Trustees, including responsibility to make recommendations with respect to the following matters: (i) the nomination and selection of all individuals to be appointed or elected as Independent Trustees; (ii) the selection of an Independent Trustee to serve as the chairperson of the Trust; (iii) the compensation to be paid to Independent Trustees; (iv) the manner in which the Board of Trustees or the Independent Trustees will conduct self-evaluations; (v) the approval of advisory, subadvisory, distribution and other agreements with affiliated service providers; (vi) the approval of Rule 12b-1 plans, shareholder servicing plans and related agreements; and (vii) other matters that are appropriate for consideration by the Independent Trustees (and not otherwise the responsibility of the Audit Committee). It is the policy of the Governance Committee to consider nominees recommended by shareholders. Shareholders who would like to recommend nominees to the Governance Committee should submit the candidate’s name and background information in a sufficiently timely manner (and in any event, no later than the date specified for receipt of shareholder proposals in any applicable proxy statement of the Fund) and should address their recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund, 800 Connecticut Avenue, Norwalk, Connecticut 06854. The Governance Committee met five times during the most recent fiscal year.

Trustees’ Compensation

Name of Trustee	Aggregate Compensation from the Fund (a)	Total Compensation from the Fund Complex Paid to Trustees (b)
Independent Trustees:
Jack W. Aber	$1,568	$71,000
William E. Chapman, II(c)	$1,778	$81,000
Edward J. Kaier(d)	$1,610	$73,000
Steven J. Paggioli	$1,568	$71,000
Eric Rakowski	$1,568	$71,000
Thomas R. Schneeweis	$1,568	$71,000
Interested Trustee:
William J. Nutt	None	None

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(a)	Compensation is calculated for the fiscal year ended December 31, 2006. The Fund does not provide any pension or retirement benefits for the Trustees.

(b)	Total compensation includes compensation paid during the fiscal year ending December 31, 2006 for services as Trustees of the Trust, The Managers Funds, Managers Trust I and Managers Trust II.

(c)	Mr. Chapman receives an additional $10,000 annually for being the Independent Chairman.

(d)	Mr. Kaier receives an additional $2,000 annually for serving as Audit Committee Chairman.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons

As of April 4, 2007 no entity or person “controlled” (within the meaning of the 1940 Act) the Fund. An entity or person that “controls” the Fund could have effective voting control over the Fund.

Principal Holders

As of April 4, 2007, the following persons or entities owned beneficially and/or of record more than 5% of the outstanding shares of the Fund:

Premier Class

Name and Address	Percent
Fidelity Investments Institutional, Covington, KY 41015	29.18%
ICMA-RC Services, Washington, DC 20002	10.32%
Citistreet Retirement Services, Quincy, MA 02169	5.88%
NY Life Trust Company, Parsippany, NJ 07054	5.83%
Vanguard Fiduciary Trust Co, Valley Forge, PA 19482	5.25%
Wachovia Bank, Charlotte, NC 28288	5.11%

Institutional Class

Name and Address	Percent
Charles Schwab & Co, San Francisco, CA 94104	13.75%
JP Morgan Chase Bank, Kansas City, MO 64141	8.93%
Hollowave & Co, Quincy, MA 02169	13.17%
Wendel & Co, New York, NY 10268	5.86%

Management Ownership

As of April 4, 2007, all management personnel (i.e., Trustees and Officers) as a group owned beneficially less than 1% of the outstanding shares of the Fund.

MANAGEMENT OF THE FUND

Investment Manager and Subadvisor

The Trustees provide broad supervision over the operations and affairs of the Trust and the Fund. The Investment Manager serves as investment manager to the Fund. The Investment Manager’s principal address is 800 Connecticut Avenue, Norwalk, Connecticut 06854. The Investment Manager is an indirect wholly-owned subsidiary of AMG, and a subsidiary of AMG serves as the Managing Member of the Investment Manager. AMG is located at 600 Hale Street, Prides Crossing, Massachusetts 01965. Managers Distributors, Inc. (“MDI”), a wholly-owned subsidiary of the Investment Manager, serves as distributor of the Fund.

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The Investment Manager has entered into an advisory agreement with the TimesSquare Capital Management, LLC (the “Subadvisor” or “TSCM”) know as a “Subadvisory Agreement.” TSCM is the successor firm to TimesSquare Capital Management, Inc., which was a wholly-owned subsidiary of the CIGNA Corporation. AMG indirectly owns a majority interest in TSCM. As of December 31, 2006, TSCM’s assets under management totaled approximately $8.6 billion. TSCM’s address is 1177 Avenue of the Americas, 39th Floor, New York, New York 10036. The SEC has given the Trust an exemptive order permitting them to hire new unaffiliated Subadvisors without prior shareholder approval, but subject to notification within 90 days of the hiring of such a Subadvisor. The Investment Manager serves as administrator of the Fund and carries out the daily administration of the Trust and the Fund. The Investment Manager and its corporate predecessors have over 20 years of experience in evaluating Subadvisors for individuals and institutional investors.

The Subadvisor has discretion, subject to oversight by the Trustees and the Investment Manager, to purchase and sell portfolio assets, consistent with the Fund’s investment objectives, policies and restrictions. Generally, the services which the Subadvisor provides to the Fund are limited to asset management and related recordkeeping services.

The Subadvisor or an affiliated broker-dealer may execute portfolio transactions for the Fund and receive brokerage commissions, or markups, in connection with the transaction as permitted by Sections 17(a) and 17(e) of the 1940 Act, and the terms of any exemptive order issued by the SEC. The Board of Trustees has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby the Fund may purchase securities that are offered in underwritings in which an affiliate of the Fund’s Subadvisor participates. For underwritings where a Subadvisor affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Fund could purchase in the underwritings.

The Subadvisor may also serve as a discretionary or non-discretionary investment advisor to management or advisory or other accounts which are unrelated in any manner to the Investment Manager or its affiliates.

Investment Management and Subadvisory Agreements

The Investment Manager serves as investment manager to the Fund pursuant to an Investment Management Agreement (the “Management Agreement”). The Management Agreement permits the Investment Manager to from time to time engage one or more Subadvisors to assist in the performance of its services. Pursuant to the Management Agreement, the Investment Manager has entered into a Subadvisory Agreement with TSCM with respect to the Fund (the “Subadvisory Agreement”).

The Management Agreement and the Subadvisory Agreement provide for an initial term of two years and thereafter shall continue in effect from year to year so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreements or “interested persons” (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Management Agreement and the Subadvisory Agreement may be terminated, without penalty, by the Board of Trustees, by vote of a majority of the outstanding voting securities (as defined in the 1940 Act), by the Investment Manager or (in the case of the Subadvisory Agreement) by the Subadvisor on not more than 60 days’ written notice to the other party and to the Fund. The Management Agreement and the Subadvisory Agreement terminate automatically in the event of assignment, as defined under the 1940 Act and regulations thereunder.

The Management Agreement provides that the Investment Manager is specifically responsible for:

•

developing and furnishing continuously an investment program and strategy for the Fund in compliance with the Fund’s investment objective and policies as set forth in the Trust’s current Registration Statement;

•	providing research and analysis relative to the investment program and investments of the Fund;

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•

determining (subject to the overall supervision and review of the Board of Trustees of the Trust) what investments shall be purchased, held, sold or exchanged by the Fund and what portion, if any, of the assets of the Fund shall be held in cash or cash equivalents;

•	making changes on behalf of the Trust in the investments of the Fund;

•	providing financial, accounting and statistical information required for registration statements and reports with the SEC; and

•

providing the Trust with the office space, facilities and personnel necessary to manage and administer the operations and business of the Trust, including compliance with state and federal securities and tax laws, shareholder communications and recordkeeping.

Under the Subadvisory Agreement, the Subadvisor manages all of the Fund’s portfolio, including the determination of the purchase, retention, or sale of securities, cash, and other investments for the Fund in accordance with the Fund’s investment objectives, policies, and investment restrictions. The Subadvisor provides these services subject to the general supervision of the Investment Manager and the Trustees. The provision of investment advisory services by the Subadvisor to the Fund will not be exclusive under the terms of the Subadvisory Agreement, and the Subadvisor will be free to and expect to render investment advisory services to others.

The Fund pays all expenses not borne by the Investment Manager or Subadvisor including, but not limited to, the charges and expenses of the Fund’s custodian and transfer agent, independent auditors and legal counsel for the Fund and the Trust’s independent Trustees, 12b-1 fees, if any, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders’ and Trustees’ meetings and of preparing, printing and mailing reports to shareholders and the compensation of Trustees who are not directors, officers or employees of the Investment Manager, Subadvisor or their affiliates, other than affiliated registered investment companies. The Investment Manager compensates all executive and clerical personnel and Trustees of the Trust if such persons are employees of the Investment Manager or its affiliates.

The Subadvisory Agreement requires the Subadvisor to provide fair and equitable treatment to the Fund in the selection of portfolio investments and the allocation of investment opportunities. However, it does not obligate the Subadvisor to acquire for the Fund a position in any investment which any of the Subadvisor’s other clients may acquire. The Fund shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Fund or otherwise.

Although the Subadvisor makes investment decisions for the Fund independent of those for its other clients, it is likely that similar investment decisions will be made from time to time. When the Fund and another client of a Subadvisor are simultaneously engaged in the purchase or sale of the same security, the transactions are, to the extent feasible and practicable, averaged as to price and the amount is allocated between the Fund and the other client(s) pursuant to a formula considered equitable by the Subadvisor. In specific cases, this system could have an adverse effect on the price or volume of the security to be purchased or sold by the Fund. However, the Trustees believe, over time, that coordination and the ability to participate in volume transactions should benefit the Fund.

The Management Agreement provides that, in the absence of willful misfeasance, bad faith, negligence, or reckless disregard of its obligations or duties, the Investment Manager is not subject to liability to the Fund or any Fund shareholder for any act or omission in the course of, or connected with, the matters to which the Management Agreement relates. The Subadvisory Agreement provides that the Subadvisor shall not be subject to any liability for any act or omission, error of judgment, or mistake of law or for any loss suffered by the Investment Manager or the Trust in connection with the Subadvisory Agreement, except by reason of the Subadvisor’s willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of the Subadvisor’s reckless disregard of its obligations and duties under the Subadvisory Agreement.

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The Trust has obtained from the SEC an exemptive order which permits the Investment Manager, subject to certain conditions, to enter into Subadvisory Agreements with unaffiliated Subadvisors approved by the Trustees but without the requirement of shareholder approval. Under the terms of this exemptive order, the Investment Manager is able, subject to the approval of the Trustees but without shareholder approval, to employ new unaffiliated Subadvisors for new or existing Funds, change the terms of a particular Subadvisory Agreement or continue the employment of existing Subadvisors after events that under the 1940 Act and the Subadvisory Agreement would be an automatic termination of the Subadvisory Agreement. Although shareholder approval will not be required for the termination of such Subadvisory Agreements, shareholders of a Fund will continue to have the right to terminate such Subadvisory Agreements for the Fund at any time by a vote of a majority of the outstanding voting securities of the Fund.

Compensation of Investment Manager and Subadvisor

As compensation for the investment management services rendered and related expenses under the Management Agreement, the Fund has agreed to pay the Investment Manager an investment management fee equal to 1.00% of the average daily net assets of the Fund, which is computed daily and may be paid monthly. As compensation for the investment management services rendered and related expenses under the Subadvisory Agreement, the Investment Manager has agreed to pay the Subadvisor a fee (net of any mutually agreed upon fee waivers and reimbursements ) for managing the Fund equal to 1.00% of the average daily net assets of the Fund, which is also computed daily and paid monthly. The fee paid to the Subadvisor is paid out of the fee the Investment Manager receives from the Fund and does not increase the Fund’s expenses.

For the period March 4, 2005 (commencement of operations) through December 31, 2005 and for the fiscal year ended December 31, 2006, the Investment Manager was paid $176,694 and $1,836,746, respectively, by the Fund under the Management Agreement. For the period March 4, 2005 (commencement of operations) through December 31, 2005 and for the fiscal year ended December 31, 2006, Subadvisor was paid $95,743 and $1,431,789, respectively, by the Investment Manager under the Subadvisory Agreement.

Fee Waivers and Expense Limitations

From time to time, the Investment Manager may agree to waive all or a portion of the fee it would otherwise be entitled to receive from the Fund and/or reimburse certain Fund expenses above a specified maximum amount. The Investment Manager may waive all or a portion of its fee and/or reimburse Fund expenses for a number of reasons, such as passing on to the Fund and its shareholders the benefit of reduced portfolio management fees resulting from a waiver by the Subadvisor of all or a portion of the fees it would otherwise be entitled to receive from the Investment Manager with respect to the Fund. The Investment Manager may also waive all or a portion of its fees from the Fund and/or reimburse Fund expenses for other reasons, such as attempting to make the Fund’s performance more competitive as compared to similar funds. The effect of the fee waivers and expense reimbursements in effect at the date of this SAI on Fund expenses is reflected under the heading “Fees and Expenses” located in the front of the Fund’s Prospectus. Voluntary fee waivers/expense limitations by the Investment Manager or by the Subadvisor may be terminated or reduced in amount at any time and solely in the discretion of the Investment Manager or Subadvisor. Contractual fee waivers/expense limitations can only be terminated at the end of a term. Fees waived/expenses reimbursed by the Investment Manager for the period from March 4, 2005 (commencement of operations) to December 31, 2005 and for the fiscal year ended December 31, 2006 were $59,558 and $0, respectively.

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Portfolio Managers of the Fund (information as of December 31, 2006)

Other Accounts Managed by the Portfolio Managers

Portfolio Manager: Ian Anthony Rosenthal, CFA

Type of Account	Number Of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	3	$504.9	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	79	$3,837	4	$292.6

Portfolio Manager: Grant R. Babyak

Type of Account	Number Of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	7	$2,398	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	121	$5,950	5	$461.3

TSCM is committed to ensuring that first and foremost any conflicts of interest, whether actual or apparent, are avoided. Towards that aim, TSCM implemented and continues to maintain a compliance program that includes written policies and procedures that address reasonably foreseeable potential areas of conflict. TSCM has designated a Chief Compliance Officer and provided the resources and support required to ensure that the compliance program remains effective. The following highlights of TSCM compliance program are critical in the firm’s avoidance of conflicts of interest.

Code of Ethics - Personal Trading Conflicts. As a relatively small entity, TSCM treats all personnel as “Access Persons.” All personnel are required to follow the Access Person rules as described in detail in its compliance policies and procedures, including preclearance and holdings declarations. To ensure that TSCM avoids conflicts of interests its compliance department prohibits individual stock transactions in issues less than $10 billion in market capitalization or in any stock that is held in any portfolios managed by TSCM. The $10 billion limitation is extremely effective in avoiding conflicts since TSCM only manages investment portfolios with small to small cap market mandates and thus rarely if ever purchases securities with a market cap above $10 billion for clients.

TSCM’s Code of Ethics and Compliance Manual also contain a gift policy that restricts the giving and receiving of gifts by employees.

Investment Opportunity Conflicts. Portfolio managers for all advised accounts have equal access to all suitable transactions, consistent with its policy of treating all client accounts in a manner that is fair and equitable over time. Requests for publicly-traded securities may be filled by TSCM’s trading desk in the order in which they are received, but are generally aggregated for advised accounts (including affiliated accounts). Such aggregation is appropriate, in TSCM’s judgment, for the purpose of achieving best execution, and all participating accounts benefit equally from any reduced price or transaction costs. Except as directed by clients, TSCM and its related advisers use a proportional allocation system in the case of aggregated trades where not enough securities are available to satisfy all accounts’ requests. In the event that this pro rata procedure results in an allocation that is not consistent with the portfolio’s relative sizes, sector allocations, diversification, and/or cash positions, as determined by the portfolio manager, then the portfolio manager may change the allocation.

Such aggregation does not always include “program trades” for actively managed equity accounts. Program trades are defined by TSCM as trades of more than one security that are periodically required to rebalance portfolios. Program trades also include groups of trades required to establish desired initial portfolios for new accounts. Program trades are executed through specific program trading firms selected by TSCM’s active equity trading desk.

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TSCM’s trading desk delegates the execution and management of program trades to the program trading firms, subject to review for best execution. In the opinion of TSCM, it is not always advantageous to aggregate program trades with non-program trading activity. Decisions to aggregate/not aggregate program trades with non-program trades are made on a case-by-case basis taking into consideration, for example, liquidity of securities involved, price limits on orders and the size of the program trade(s) as compared to non-program trades.

Where the actual allocation of new small cap growth equity issues is significantly lower than that requested, using the original intended allocation proportions may result in allocations to portfolios that are not meaningful. In those situations, the portfolio manager may allocate the securities received to significantly fewer portfolios than originally intended. Those portfolios chosen to receive the smaller allocations are selected non-systematically based on a combination of portfolio performance, size, cash position, sector allocations, number of positions in the portfolio, diversification among similar companies, and minimization of custodian transaction costs to the client. While the intention is to over time allocate similar proportional amounts to all portfolios, using this methodology the largest accounts are unlikely to receive small allocations and over time may not receive similar proportional amounts. On a quarterly basis, portfolio managers and compliance personnel monitor the proportional amounts allocated to all portfolios and the dispersion of performance for all accounts, for the last rolling twelve month period. The objective of the reviews is to evaluate dispersion of performance and relative allocations, if any, and to determine if future allocations of IPOs and secondary offerings should be adjusted.

Proxy Voting Conflicts. TSCM has developed pre-determined proxy voting guidelines that are executed by an independent, third party proxy voting service - Investors Responsibility Research Center (IRRC). The pre-determined guidelines are developed through consultation with equity analysts and portfolio managers, and are reviewed and approved annually by TSCM’s Proxy Voting Committee.

To address potential material conflicts of interest between the interests of TSCM and its clients, TSCM adheres to the pre-determined proxy voting guidelines that are approved by the Proxy Voting Committee. Proposals to vote in a manner inconsistent with the pre-determined guidelines must be approved by the Proxy Voting Committee.

Taking into consideration all pertinent factors, the proxy voting guidelines have been developed to protect/improve shareholder value through protection of shareholder rights, and prevention of excessive and unwarranted compensation for companies’ directors, management, and employees.

TSCM’s compliance personnel are responsible for ensuring that all proxies are voted in a manner consistent with policy and procedures, required records are maintained, and, as requested, reports provided to clients.

TSCM does not anticipate material conflicts of interest arising in the proxy voting area, since (among other things) TSCM’s employees do not sit on any public companies’ boards of directors, since TSCM does not trade in the securities of the only publicly-traded issuer affiliated with TSCM (NYSE:AMG), and since TSCM does not have any significant client relationships that are affiliates of or plans sponsored by publicly- traded issuers. In the event that a conflict did arise, such conflict would be handled in accordance with its Proxy Voting Policies.

Conflict Management. To date, TSCM does not believe that it has been faced with a material conflict of interest. However, in the event that a conflict did arise, the firm would follow its written policies in that particular area. As per the firm’s policies, the firm’s Chief Compliance Officer would be directly involved and charged with the management of the situation. The Chief Compliance Officer would engage senior management as necessary and enlist legal counsel towards reviewing the situation and determining the appropriate course of action to avoid and/or resolve the conflict. To the extent necessary, TSCM would also take corrective actions that were consistent with TSCM’s fiduciary duty and the best interests of its clients.

Portfolio Manager Compensation

TSCM’s compensation program rewards top performing Portfolio Managers and investment analysts, promotes retention of key personnel and provides senior leaders with an equity-based stake in the firm. The program is tied exclusively to TSCM’s client’s investment performance and financial results of the firm and its investment

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business. Moreover, the program is based on a series of clear metrics with investment performance, relative to the appropriate comparative universe and benchmark, carrying the greatest weighting for Portfolio Managers. Investment professionals’ compensation is comprised of the following three components: base salaries, an annual bonus plan and significant equity in the firm, as described below.

Base Salaries. Base salaries for investment professionals are targeted at the upper end of relevant peer groups of other institutional investment managers. TSCM adjusts base salaries when performance, market data, career path progression or position scope warrant an increase to encourage retention and development of top performers. For key investment decision-makers, variable performance-driven elements, such as the annual bonus and equity in the firm, comprise the substantial majority of total compensation.

Annual Bonus Plan. Bonuses for portfolio managers and investment analysts are determined primarily by investment performance using both manager-relative and benchmark-relative measures over multiple time horizons. Such performance is measured over 1 and 3 year time periods versus the Russell Small Cap Growth Index. Performance is analyzed on a pre-tax basis.

Equity Ownership. Senior investment professionals receive significant equity ownership in the firm, subject to a five year vesting period. Once vested, certain components with vested value are not immediately accessible to further encourage retention. Through this stake in TSCM’s business, portfolio managers should benefit from client retention and business growth. Currently, substantially all of TSCM’s investment professionals retain ownership.

Portfolio Manager Ownership of the Fund

Mr. Rosenthal: $500,001-$1,000,000

Mr. Babyak: $100,001-$500,000

Proxy Voting Policies and Procedures

Proxies for the Fund’s portfolio securities are voted in accordance with TSCM’s proxy voting policies and procedures, which are set forth in Appendix A to this SAI, except that for a proxy with respect to shares of an unaffiliated money market fund used as a cash management vehicle (a “Cash Sweep Fund”), the Investment Manager typically votes the proxy as recommended by the Cash Sweep Fund’s directors.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available: (i) without charge, by calling (800) 548-4539; and (ii) on the SEC’s website at http://www.sec.gov.

Administration Agreement

Under the Management Agreement, the Investment Manager provides a variety of administrative services to the Fund. Pursuant to an Administration Agreement between the Investment Manager and the Subadvisor, the Subadvisor compensates the Investment Manager for the administrative services it provides to the Fund.

Code of Ethics

The Trust, the Investment Manager, MDI and the Subadvisor have adopted codes of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics, which generally permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund, contain procedures that are designed to avoid the conflicts of interest that may be presented by personal securities investing.

Distribution Arrangements

MDI serves as the principal underwriter for the Fund. MDI is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. (“NASD”). Shares of the Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with MDI or

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services agreements with the Investment Manager. MDI bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. The Underwriting Agreement continues in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of a Fund and (ii) by a majority of the Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act). MDI is not obligated to sell any specific amount of shares of any Fund. Shares of the Institutional Class and the Premier Class are sold without a sales load and are not subject to the expenses of any Rule 12b-1 Plan of Distribution.

For sales of Institutional Class shares, MDI may provide promotional incentives including cash compensation to certain brokers, dealers, or financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares of one or more of the Funds. Other programs may provide, subject to certain conditions, additional compensation to brokers, dealers, or financial intermediaries based on a combination of aggregate shares sold and increases of assets under management. MDI or its affiliates out of their own assets will make all of the above payments. These programs will not change the price an investor will pay for shares or the amount that a Fund will receive from such sales.

MDI’s principal address is 800 Connecticut Avenue, Norwalk, Connecticut 06854.

Custodian

The Bank of New York (the “Custodian”), 2 Hanson Place, Brooklyn, New York 10286, is the Custodian for the Fund. The Custodian is responsible for holding all cash assets and all portfolio securities of the Fund, releasing and delivering such securities as directed by the Fund, maintaining bank accounts in the name of the Fund, receiving for deposit into such accounts payments for shares of the Fund, collecting income and other payments due the Fund with respect to portfolio securities and paying out monies of the Fund.

The Custodian is authorized to deposit securities in securities depositories or to use the services of sub-custodians, including foreign sub-custodians, to the extent permitted by and subject to the regulations of the SEC.

Transfer Agent

PFPC, Inc., P.O. Box 9769, Providence, Rhode Island 02940-9769, is the transfer agent (the “Transfer Agent”) for the Fund.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts 02110, is the independent registered public accounting firm for the Fund. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of the Fund, assists in the preparation and/or review of the Fund’s federal and state income tax returns and may provide other audit, tax and related services.

BROKERAGE ALLOCATION AND OTHER PRACTICES

The Subadvisory Agreement provides that the Subadvisor place all orders for the purchase and sale of securities held in the Fund’s portfolio. In executing portfolio transactions and selecting brokers or dealers, it is the policy and principal objective of the Subadvisor to seek best price and execution. It is expected that securities will ordinarily be purchased in the primary markets. The Subadvisor shall consider all factors that it deems relevant when assessing best price and execution for the Fund, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

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In addition, when selecting brokers to execute transactions and in evaluating the best available net price and execution, the Subadvisor is authorized by the Trustees to consider the “brokerage and research services” (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended), provided by the broker. The Subadvisor is also authorized to cause the Fund to pay a commission to a broker who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker would have charged for effecting that transaction. The Subadvisor must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which the Subadvisor exercises investment discretion. Brokerage and research services received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Subadvisor. The Fund may purchase and sell portfolio securities through brokers who provide the Subadvisor with research services.

The Trustees will periodically review the total amount of commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Fund of using particular brokers or dealers. It is possible that certain of the services received by the Subadvisor attributable to a particular transaction will primarily benefit one or more other accounts for which investment discretion is exercised by the Subadvisor.

The fees of the Subadvisor are not reduced by reason of its receipt of such brokerage and research services. Generally, the Subadvisor does not provide any services to the Fund except portfolio investment management and related record-keeping services.

Brokerage Commissions

During the period from March 4, 2005 through December 31, 2005 and the fiscal year ended December 31, 2006, the Fund paid brokerage commissions of $107,757 and $362,283, respectively.

Brokerage Recapture Arrangements

The Trust may enter into arrangements with various brokers pursuant to which a portion of the commissions paid by the Fund may be directed by the Fund to pay expenses of the Fund. Consistent with its policy and principal objective of seeking best price and execution, the Subadvisor may consider these brokerage recapture arrangements in selecting brokers to execute transactions for the Fund. There is no specific amount of brokerage that is required to be placed through such brokers. In all cases, brokerage recapture arrangements relate solely to expenses of the Fund and not to expenses of the Investment Manager or the Subadvisor.

Affiliated Brokerage

Certain affiliates of JPMorgan Chase & Co. may be deemed to be affiliated persons of the Fund because of their record ownership of the Fund. For the fiscal year ended December 31, 2006, the Fund paid brokerage commissions to broker-dealer affiliates of JP Morgan Chase & Co. of $10,490. For the fiscal year ended December 31, 2006, 2.9% of the Fund’s aggregate brokerage commissions were paid to such broker-dealer affiliates. For the fiscal year ended December 31, 2006, 2.3% of the Fund’s aggregate dollar amount of transactions involving the payment of brokerage commissions were effected through such broker-dealer affiliates.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchasing Shares

Investors may open accounts with the Fund through their financial planners or investment professionals, or through the Trust in circumstances as described in the current Prospectus. Shares may also be purchased through

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bank trust departments on behalf of their clients and tax-exempt employee welfare, pension and profit-sharing plans. The Trust reserves the right to determine which customers and which purchase orders the Trust will accept.

Certain investors may purchase or sell Fund shares through broker-dealers or through other processing organizations that may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. The Fund may from time to time make payments to such broker-dealers or processing organizations for certain record-keeping services. Certain processing organizations and others may receive compensation from the Investment Manager out of its legitimate profits in exchange for selling shares or for recordkeeping or other shareholder related services.

Purchase orders received by the Trust by 4:00 p.m. New York Time, at the address listed in the current Prospectus on any Business Day will receive the net asset value computed that day. Purchase orders received after 4:00 p.m. from certain processing organizations which have entered into contractual arrangements with the Investment Manager will also receive that day’s offering price, provided the orders the processing organization transmits to the Investment Manager were received in proper form by the processing organization before 4:00 p.m. The broker-dealer, omnibus processor or investment professional is responsible for promptly transmitting orders to the Trust. Orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent.

Federal funds or bank wires used to pay for purchase orders must be in U.S. dollars and received in advance, except for certain processing organizations which have entered into contractual arrangements with the Trust. Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank.

To ensure that checks are collected by the Trust, if shares purchased by check are sold before the check has cleared, the redemption proceeds will not be processed until the check has cleared. This may take up to 15 calendar days unless arrangements are made with the Investment Manager. However, during this 15 calendar day period, such shareholder may exchange such shares into any series of Managers AMG Funds, The Managers Funds, Managers Trust I or Managers Trust II, subject to applicable restrictions such as minimum investment amounts. The 15 calendar day holding period for redemptions would still apply to shares received through such exchanges.

If the check accompanying any purchase order does not clear, or if there are insufficient funds in your bank account, the transaction will be canceled and you will be responsible for any loss the Trust incurs. For current shareholders, the Trust can redeem shares from any identically registered account in the Trust as reimbursement for any loss incurred. The Trust has the right to prohibit or restrict all future purchases in the Trust in the event of any nonpayment for shares. The Fund and MDI reserve the right to reject any order for the purchase of shares in whole or in part. The Trust reserves the right to cancel any purchase order for which payment has not been received by the third business day following placement of the order.

In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder’s account on the Trust’s books maintained by the Transfer Agent.

Redeeming Shares

Any redemption orders received in proper form by the Trust before 4:00 p.m. New York Time on any Business Day will receive the net asset value determined at the close of regular business of the New York Stock Exchange (“NYSE”) on that day. Redemption orders received after 4:00 p.m. from certain processing organizations which have entered into contractual arrangements with the Fund will also be redeemed at the net asset value computed that day, provided the orders the processing organization transmits to the Fund were received in proper form by the processing organization before 4:00 p.m.

Redemption orders received after 4:00 p.m. New York Time will be redeemed at the net asset value determined at the close of trading on the next Business Day. Redemption orders transmitted to the Trust at the

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address indicated in the current Prospectus will be promptly forwarded to the Transfer Agent. If you are trading through a broker-dealer or investment advisor, such investment professional is responsible for promptly transmitting orders. There is no redemption charge. The Trust reserves the right to redeem shareholder accounts (after 60 days’ notice) when the value of the Fund shares in the account falls below $5,000,000 for the Institutional Class and $1,000,000 for the Premier Class, due to redemptions. Whether the Trust will exercise the right to redeem shareholder accounts will be determined by the Investment Manager on a case-by-case basis.

If the Trust determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Fund, in lieu of cash, in conformity with applicable law. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets to cash. The method of valuing portfolio securities is described under “Net Asset Value,” and such valuation will be made as of the same time the redemption price is determined.

Investors should be aware that redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the request must include the shareholder’s taxpayer identification number, account number, Fund number and signatures of all account holders. All redemptions will be mailed to the address of record on the shareholder’s account. In addition, if shares purchased by check are sold before the check has cleared, the redemption proceeds will not be sent to the shareholder until the check has cleared. This may take up to 15 calendar days unless arrangements are made with the Investment Manager. The Trust reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption beyond seven days as follows: (i) during periods when the NYSE is closed for other than weekends and holidays or when trading on the NYSE is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Fund of, or evaluation of the net asset value of, portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

Exchange of Shares

An investor may exchange shares of the Fund for shares of other funds managed by the Investment Manager that are not subject to a sales charge (load). Not all funds managed by the Investment Manager offer all classes of shares or are open to new investors. Since an exchange is the sale of shares of the Fund and the purchase of shares of the fund exchanged into, the usual purchase and redemption procedures, requirements and restrictions apply to each exchange. Investors may exchange only into accounts that are registered in the same name with the same address and taxpayer identification number. In addition, an investor who intends to continue to maintain an account in the Fund may make an exchange out of the Fund only if following the exchange the investor would continue to meet the Fund’s minimum investment amount. Settlement on the purchase of shares of another fund will occur when the proceeds from redemption become available. Shareholders are subject to federal income tax and may recognize capital gains or losses on the exchange for federal income tax purposes. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time. Holding your shares through a financial intermediary, such as a broker, may affect your ability to use the exchange privilege or other investor services.

Net Asset Value

The Fund computes its net asset value for each class of shares once daily on Monday through Friday on each day on which the NYSE is open for trading, at the close of business of the NYSE, usually 4:00 p.m. New York Time. The net asset value will not be computed on the day the following legal holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund may close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The time at which orders are accepted and shares are redeemed may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. New York Time.

The net asset value per share of each class of the Fund is equal to the value of the Fund’s assets attributable to that class minus liabilities allocable to that class divided by that class’s shares outstanding. Fund securities listed on an exchange are valued at the last quoted sale price on the exchange where such securities are principally traded

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on the valuation date, prior to the close of trading on the NYSE or, lacking any sales, at the last quoted bid price on such principal exchange prior to the close of trading on the NYSE. Over-the-counter securities are valued at the Nasdaq Official Closing Price if one is available. Otherwise, over-the-counter securities are generally valued on the basis of the last quoted sale price or, lacking any sales, on the basis of the last quoted bid price. Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures established by the Trustees.

Frequent Purchase and Redemption Arrangements

The Trust does not have any arrangements with any person to permit frequent purchases and redemptions of Fund shares, and no compensation or other consideration is received by the Fund, the Investment Manager or any other party in this regard.

Dividends and Distributions

The Fund declares and pays dividends and distributions as described in the Prospectus.

If a shareholder has elected to receive dividends and/or their distributions in cash and the postal or other delivery service is unable to deliver the checks to the shareholder’s address of record, the dividends and/or distribution will automatically be converted to having the dividends and/or distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

CERTAIN TAX MATTERS

The following summary of certain federal income tax considerations is intended for general informational purposes only. This discussion is not tax advice. This discussion does not address all aspects of taxation that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, financial institutions or brokerage dealers, foreign corporations, and persons who are not citizens or residents of the United States) subject to special treatment under the federal income tax laws. This summary is based on the Internal Revenue Code of 1986, as amended (the “Code”), the regulations thereunder, published rulings and court decisions, all as currently in effect. These laws are subject to change, possibly on a retroactive basis.

EACH SHAREHOLDER IS ADVISED TO CONSULT HIS OR HER OWN TAX ADVISOR WITH RESPECT TO THE SPECIFIC TAX CONSEQUENCES OF AN INVESTMENT IN THE FUND, INCLUDING THE EFFECT AND APPLICABILITY OF FEDERAL, STATE, LOCAL, FOREIGN, AND OTHER TAX LAWS AND THE POSSIBLE EFFECTS OF CHANGES IN FEDERAL OR OTHER TAX LAWS. THIS DISCUSSION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING.

Federal Income Taxation of the Fund—in General

The Fund intends to qualify and elect to be treated each taxable year as a “regulated investment company” under Subchapter M of the Code. In order to so qualify and elect, the Fund must, among other things, (a)(i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (ii) net income derived from interests in "qualified publicly traded partnerships" (as defined below). (all such income, “Qualifying Income”); (b) invest the Fund’s assets (as of the close of each quarter of the taxable year) in such a manner that (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items (including receivables), Government securities and securities of other regulated investment companies, and other securities limited in respect of any one issuer (except with regard to certain investment companies furnishing capital to development corporations) to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of the value of the Fund’s total assets be invested in the securities (other than Government securities or the securities of other regulated investment companies) of (x) any one issuer, or two or more issuers each of which the Fund owns 20% or more of the total combined voting power of all classes of stock entitled to vote, and are engaged in the same or similar trades or businesses or related trades or businesses or (y) in the securities of one or more “qualified publicly traded partnerships” (as defined below); and (c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.

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In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof (ii) that derives at least 90% of its income from passive income sources defined in Code section 7704(d), and (iii) that derives less than 90% of its income from the qualifying income described in (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Further, for the purposes of (b) above: the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (that is, any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years) designated by the Fund as capital gain dividends (“Capital Gain Dividends”), if any, that it distributes to shareholders on a timely basis. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and any net capital gains. Amounts not distributed by the Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, the Fund must distribute during each calendar year an amount at least equal to the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31 of the calendar year or later if the Fund is permitted to elect and so elects, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year.

If the Fund were to fail to qualify as a regulated investment company in any year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions by the Fund, including any distributions of net long-term capital gains, would be taxable to shareholders in the same manner as other regular corporate dividends to the extent of the Fund’s current or accumulated earnings and profits. Furthermore, if shareholders receive a distribution in excess of current or accumulated earnings and profits, they would receive a return of capital that would reduce the basis of their shares of the Fund to the extent thereof. Any distribution in excess of a shareholder’s basis in the shareholder’s shares would be taxable as gain realized from the sale of such shares. The Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

Federal Income Taxation of Shareholders

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned or is considered to have owned the investments that generated them, rather than how long a shareholder may have owned shares in the Fund. Distributions of net capital gains from the sale of investments that a Fund owns or is considered to have owned for more than one year and that are properly designated by the Fund as capital gain dividends (that is, Capital Gain Dividends, as defined above) will be taxable to shareholders as long-term capital gains. Distributions of gains from the sale of investments that the Fund owns or is considered to have owned for one year or less will be taxable to shareholders as ordinary income.

The ultimate tax characterization of a Fund’s distributions made in a taxable year cannot finally be determined until after the end of that taxable year. As a result, there is a possibility that a Fund may make total distributions during a taxable year in an amount that exceeds the net investment income and net capital gains a Fund realizes that year, in which case the excess generally will be treated as a return of capital, which will be tax-free to the holders of the Shares, up to the amount of the shareholder’s tax basis in the applicable Shares, with any amounts exceeding such basis treated as gain from the sale of such Shares.

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For taxable years beginning before January 1, 2011, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by the Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (i) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (ii) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (iii) if the recipient elects to have the dividend income treated as investment interest, or (iv) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. To the extent that the Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income and thus will not be eligible for taxation at the rates applicable to long-term capital gain.

These provisions apply whether the dividends and distributions are received in cash or reinvested in additional shares. Any loss realized upon the redemption of shares within 6 months from the date of their purchase will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains during such 6-month period. Losses incurred on the sale of shares of the Fund may be required to be deferred in the event the shareholder acquired other Fund shares within 30 days prior to the sale of the loss shares or 30 days after such sale.

A portion of the dividends paid by the Fund to shareholders that are corporations may be eligible for the 70% dividends-received deduction.

Distributions by the Fund can result in a reduction in the fair market value of the Fund’s shares. Should a distribution reduce the fair market value below a shareholder’s cost basis, such distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing shares just prior to a taxable distribution will then receive a return of investment upon distribution which will nevertheless be taxable to the shareholder as ordinary income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital.

Sales, Exchange or Redemption of Shares

The sale, exchange or redemption of shares of the Fund may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Tax Implications of Certain Investments

Certain of the Fund’s investments will create taxable income in excess of the cash they generate. In such cases, the Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level. The character of the Fund’s taxable income will, in many cases, be determined on the basis of reports made to the Fund by the issuers of the securities in which they invest.

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Backup Withholding

The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly designated as exempt-interest dividends. The backup withholding tax rate is 28% for amounts paid through 2010. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

Tax-Exempt Investors

If a shareholder that is a benefit plan investor (e.g., an individual retirement account, pension plan, 401(k) plan, or Keogh plan) or charitable organization (collectively, “Tax-Exempt Investors”) incurs debt to finance the acquisition of its shares, a portion of the income received by the Tax-Exempt Investor with respect to its shares would constitute unrelated business taxable income (“UBTI”). In that case, the UBTI portion of the Tax-Exempt Investor’s income from its investment in a Fund for the year generally would equal the total income from its investment in the Fund recognized by the Tax-Exempt Investor in that year multiplied by the ratio of the Tax-Exempt Investor’s average acquisition debt balance to the average tax basis of its shares for the year.

State and Local Taxes

The Fund may also be subject to state and/or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult with their own tax advisors concerning the foregoing state and local tax consequences of investing in the Fund.

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Other Taxation

The Fund is a series of a Massachusetts business trust. Under current law, neither the Trust nor the Fund is liable for any income or franchise tax in The Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISORS ABOUT THE APPLICATION OF THE PROVISIONS OF FEDERAL, STATE, LOCAL AND FOREIGN TAX LAWS TO AN INVESTMENT IN THE FUND IN LIGHT OF THEIR PARTICULAR TAX SITUATIONS.

OTHER INFORMATION

Massachusetts Business Trust

The Fund is a series of a “Massachusetts business trust.” A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability and is described below.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Declaration of Trust of the Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, instrument or undertaking made on behalf of the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Fund. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Fund. The Trustees of the Trust intend to conduct the operations of the Trust in a way as to avoid, as far as possible, ultimate liability of the shareholders of the Fund.

The Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, officer, employee, agent or shareholder of the Fund is liable to any third persons in connection with the affairs of the Fund, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of the Fund for any satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Trust’s Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

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Description of Shares

The Trust is an open-end management investment company organized as a Massachusetts business trust in which the Fund represents a separate series of shares of beneficial interest. See “Massachusetts Business Trust” above. The Trustees may classify or reclassify any series of the Trust into one or more classes. The trustees have authorized the issuance of two classes of shares of the Fund – the Institutional Class and the Premier Class.

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and to divide or combine the shares of any series, if applicable, without changing the proportionate beneficial interest of each shareholder in the Fund or assets of another series, if applicable. Each share of the Fund represents an equal proportional interest in the Fund with each other share. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. See “Massachusetts Business Trust” above. Shares of the Fund have no preemptive or conversion rights and are fully paid and non-assessable. The rights of redemption and exchange are described in the Prospectus and in this SAI.

The shareholders of the Trust are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount), on matters on which shares of the Fund shall be entitled to vote. Each class will vote separately on matters affecting only that class or as otherwise required by law. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or by the Declaration of Trust of the Trust.

Shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee from office. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the shares of the Trust. In addition, whenever ten or more shareholders of record who have been shareholders of record for at least six months prior to the date of the application, and who hold in the aggregate either shares of the Fund having a net asset value of at least $25,000 or at least 1% of the Trust’s outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any of the Trustees and accompanied by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed shareholder communication and form of request. If the Trustees elect to follow the latter, the Trustees, upon the written request of such applicants accompanied by a tender of the material to be mailed and the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more objections or refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more objections, the SEC shall find, after notice and opportunity for a hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

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The Trustees have authorized the issuance and sale to the public of shares of several series of the Trust. The Trustees may authorize the issuance of additional series of the Trust. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset value procedures. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of any additional series will approve the adoption of any management contract, distribution agreement and any changes in the investment policies of such additional series, to the extent required by the 1940 Act.

Additional Information

This SAI and the Prospectus do not contain all of the information included in the Trust’s Registration Statement filed with the SEC under the 1933 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statements, including the Exhibits filed therewith, may be examined at the office of the SEC in Washington D.C.

Statements contained in this SAI and the Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an Exhibit to the applicable Registration Statement. Each such statement is qualified in all respects by such reference.

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus or this SAI, in connection with the offer of shares of the Fund and, if given or made, such other representations or information must not be relied upon as having been authorized by the Trust, the Fund or MDI. The Prospectus and this SAI do not constitute an offer to sell or solicit an offer to buy any of the securities offered thereby in any jurisdiction to any person to whom it is unlawful for the Fund or MDI to make such offer in such jurisdictions.

FINANCIAL STATEMENTS

The Fund’s audited Financial Statements for the fiscal year ended December 31, 2006 and the related Notes to the Financial Statements for the Fund, as well as the Report of Independent Registered Public Accounting Firm by PricewaterhouseCoopers LLP, are incorporated by reference into this SAI from the Fund’s Annual Report for fiscal year ended December 31, 2006, filed with the SEC. The Fund’s Annual Report is available without charge by calling the Fund at (800) 548-4539 or by visiting the Fund’s website at www.managersinvest.com or on the SEC’s website at www.sec.gov.

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APPENDIX A

TimesSquare Capital Management LLC

Proxy Voting Policies & Procedures

Compliance identifies those clients for which TimesSquare Capital Management, LLC (“TimesSquare”) has been instructed to vote proxies. Working with the key proxy voting decision makers, that is analysts and portfolio managers, Compliance develops guidelines for voting on management and shareholder proposals. The proxy voting guidelines are reviewed and approved annually by the TimesSquare Proxy Voting Committee (“Proxy Voting Committee”).

To address potential material conflicts of interest between the interests of TimesSquare and its affiliates and interests of TimesSquare’s clients, TimesSquare adheres to the pre-determined proxy voting guidelines that are approved by the Proxy Voting Committee. Proposals to vote in a manner inconsistent with the pre-determined guidelines must be approved by the Proxy Voting Committee.

1.	Taking into consideration all pertinent factors, TimesSquare’s proxy voting guidelines have been developed to protect/improve shareholder value through protection of shareholder rights, and prevention of excessive and unwarranted compensation for companies’ directors, management, and employees.

a.	For ERISA third party accounts, including advisory accounts, mutual funds, and separate accounts, TimesSquare acts prudently and solely in the interest of, and for the exclusive purpose of providing benefits to, beneficiaries of these accounts, taking into consideration only those factors which would affect the value of the investments and support the objective of providing increased shareholder value to beneficiaries.

b.	For non-ERISA third party accounts, including certain advisory accounts, mutual funds and separate accounts, the client’s financial and non-financial objectives only, to the extent known, shall be considered.

2.	Compliance is responsible for ensuring that all proxy ballots are voted, and are voted in accordance with policies and procedures described in this policy. The mechanics, administration and record keeping of proxy voting are outsourced to the Investor Responsibility Research Center (IRRC). All proxy materials are directed to IRRC by the portfolios’ custodians. IRRC votes proxies in accordance with voting guidelines and instructions provided by TimesSquare; reconciles all shares held on record date to shares voted; and maintains records of, and provides quarterly reports, on how each portfolio has voted its proxies.

3.	Using detailed voting guidelines provided by TimesSquare, IRRC alerts Compliance of proxy ballot issues that are considered on a case-by-case basis. After consulting with equity analysts and portfolio managers, Compliance presents voting recommendations on such ballots to the Proxy Voting Committee, which reviews and approves/disapproves recommendations.

4.	Compliance is responsible for reporting exceptions and/or non-routine or new matters to the Proxy Voting Committee. Compliance also provides the Committee with reports that provide an overview of voting results.

5.	In the case of sub-advised accounts, TimesSquare shall, unless otherwise directed by the account, be responsible for voting proxies.

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PART C

To the Registration Statement of

Managers AMG Funds (the “Trust”)

Item 23.	Exhibits.

Exhibit No	Description
a.1	Master Trust Agreement dated June 18, 1999. (i)

a.2	Amendment No. 1 to Master Trust Agreement. (ii)

a.3	Amendment No. 2 to Master Trust Agreement. (ii)

a.4	Amendment No. 3 to Master Trust Agreement. (iii)

a.5	Amendment No. 4 to Master Trust Agreement. (iii)

a.6	Amendment No. 5 to Master Trust Agreement. (iv)

a.7	Amendment No. 6 to Master Trust Agreement. (v)

a.8	Amendment No. 7 to Master Trust Agreement. (vii)

a.9	Amendment No. 8 to Master Trust Agreement. (ix)

a.10	Amendment No. 9 to Master Trust Agreement. (x)

a.11	Amendment No. 10 to Master Trust Agreement (dated December 3, 2004). (xi)

a.12	Amendment No. 10 [sic] to Master Trust Agreement (dated September 12, 2003. (xv)

a.13	Amendment No. 11 [sic] to Master Trust Agreement. (xiii)

a.14	Amendment No. 13 to Master Trust Agreement. (xv)

a.15	Amendment No. 14 to Master Trust Agreement. (xv)

a.16	Amendment No. 15 to Master Trust Agreement. (xv)

a.17	Amendment No. 16 to Master Trust Agreement. (xvi)

a.18	Amendment No. 17 to Master Trust Agreement. (xvii)

b.	By-Laws of the Trust dated June 18, 1999. (i)

c.	Sections 4.2(d), 4.2(e), 4.2(f), 4.2(i), 4.2(j), 4.2(k), 4.2(m), 4.6, 6.3, 6.5, 6.6, 7.1, 7.2 and 7.3 and Article V of the Master Trust Agreement are included in Exhibit a. (i)

d.1	Investment Management Agreement between the Registrant and Managers Investment Group LLC (formerly, The Managers Funds LLC) (“Managers”), dated as of October 19, 1999. (ii)

d.2	Sub-Advisory Agreement between Managers and Essex Investment Management Company, LLC with respect to the Essex Growth Fund (formerly Essex Aggressive Growth Fund), dated as of October 19, 1999. (ii)

d.3	Letter Agreement to Investment Management Agreement between the Registrant and Managers with respect to the Rorer Large-Cap Fund. (v)

d.4	Sub-Advisory Agreement between Managers and Rorer Asset Management, LLC with respect to the Rorer Large-Cap Fund dated December 5, 2001. (v)

d.5	Letter Agreement to Investment Management Agreement between the Registrant and Managers with respect to the Systematic Value Fund. (vii)

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d.6	Sub-Advisory Agreement between Managers and Systematic Financial Management, L.P. with respect to the Systematic Value Fund. (vii)

d.7	Letter Agreement to the Investment Management Agreement between the Registrant and Managers with respect to the Essex Small/Micro Cap Growth Fund (formerly, Burridge Small Cap Growth Fund). (ix)

d.8	Sub-Advisory Agreement between Managers and Essex Investment Management Company, LLC with respect to Essex Small/Micro Cap Growth Fund. (xv)

d.9	Investment Advisory Agreement between the Registrant and Managers with respect to each of TimesSquare Small Cap Growth Fund and TimesSquare Mid Cap Growth Fund. (xi)

d.10	Subadvisory Agreement between Managers and TimesSquare Capital Management, LLC with respect to each of TimesSquare Small Cap Growth Fund and TimesSquare Mid Cap Growth Fund. (xi)

d.11	Letter Agreement to Investment Management Agreement between the Registrant and Managers with respect to Systematic Mid Cap Value Fund. (xvii)

d.12	Sub-Advisory Agreement between Managers and Systematic Financial Management, L.P. with respect to the Systematic Mid Cap Value Fund. (xvii)

e.1	Distribution Agreement between the Registrant and Managers Distributors, Inc., dated April 1, 2001. (vi)

e.2	Letter Agreement to the Distribution Agreement between the Registrant and Managers Distributors, Inc. with respect to the Rorer Large-Cap Fund. (v)

e.3	Letter Agreement to the Distribution Agreement between the Registrant and Managers Distributors, Inc. relating to and Systematic Value Fund. (vii)

e.4	Letter Agreement to the Distribution Agreement between the Registrant and Managers Distributors, Inc. relating to the Essex Small/Micro Cap Growth Fund (formerly Burridge Small Cap Growth Fund). (ix)

e.5	Letter Agreement to the Distribution Agreement between the Registrant and Managers Distributors, Inc. relating to TimesSquare Mid Cap Growth Fund. (xi)

e.6	Letter Agreement to the Distribution Agreement between the Registrant and Managers Distributors, Inc. relating to Systematic Value Fund and Essex Small/Micro Cap Growth Fund. (xv)

e.7	Letter Agreement to the Distribution Agreement between the Registrant and Managers Distributors, Inc. relating to Systematic Mid Cap Value Fund. (xvii)

e.8	Letter Agreement to the Distribution Agreement between the Registrant and Managers Distributors, Inc. relating to the TimesSquare Small Cap Growth Fund. (xii)

f.	Not applicable.

g.	Custodian Agreement between the Registrant and The Bank of New York, dated June 25, 2002. (xii)

h.1	Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to TimesSquare Mid Cap Growth Fund. (xi)

h.2	Administration Agreement between the Registrant and Managers with respect to each of TimesSquare Small Cap Growth Fund and TimesSquare Mid Cap Growth Fund. (xi)

h.3	Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to TimesSquare Small Cap Growth Fund. (xii)

h.4	Transfer Agency and Service Agreement between the Registrant and PFPC, Inc. (xiii)

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h.5	Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to Systematic Value Fund. (xv)

h.6	Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to Essex Small/Micro Cap Growth Fund. (xv)

h.7	Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to Systematic Mid Cap Value Fund. (xvii)

i.1	Opinion and Consent of Goodwin Procter LLP with respect to the Investor and Institutional Class shares of the Essex Growth Fund (formerly Essex Aggressive Growth Fund). (viii)

i.2	Opinion and Consent of Goodwin Procter LLP with respect to the Rorer Large-Cap Fund. (v)

i.3	Opinion and Consent of Goodwin Procter LLP with respect to the Systematic Value Fund. (vii)

i.4	Opinion and Consent of Goodwin Procter LLP with respect to the Essex Small/Micro Cap Growth Fund (formerly Burridge Small Cap Growth Fund). (ix)

i.5	Opinion and Consent of Goodwin Procter LLP with respect to TimesSquare Mid Cap Growth Fund. (xi)

i.6	Opinion and Consent of Goodwin Procter LLP with respect to TimesSquare Small Cap Growth Fund. (xii)

i.7	Opinion and Consent of Ropes & Gray LLP with respect to Essex Small/Micro Cap Growth Fund and Systematic Value Fund. (xv)

i.8	Opinion and Consent of Ropes & Gray LLP with respect to Systematic Mid Cap Value Fund. (xvii)

j.	Consent of PricewaterhouseCoopers LLC, filed herewith.

k.	Not Applicable.

l.	Power of Attorney for the Trustees and Officers of the Registrant, filed herewith.

m.1	Plan of Distribution Pursuant to Rule 12b-1, dated as of October 15, 1999. (ii)

m.2	Addendum to Plan of Distribution Pursuant to Rule 12b-1 with respect to the Rorer Large-Cap Fund. (v)

m.3	Addendum to Plan of Distribution Pursuant to Rule 12b-1 with respect to Systematic Value Fund and Essex Small/Micro Cap Growth Fund. (xv)

m.4	Addendum to Plan of Distribution Pursuant to Rule 12b-1 with respect to Systematic Mid Cap Value Fund. (xvii)

n.1	Multiple Class Expense Allocation Plan adopted pursuant to Rule 18f-3 with respect to TimesSquare Small Cap Growth Fund and TimesSquare Mid Cap Growth Fund. (xi)

n.2	Amended Multiple Class Expense Allocation Plan adopted pursuant to Rule 18f-3 with respect to Systematic Value Fund, Essex Small/Micro Cap Growth Fund and Systematic Mid Cap Value Fund. (xvii)

n.3	Multiple Class Expense Allocation Plan adopted pursuant to Rule 18f-3 with respect to Essex Growth Fund. (xvi)

o.	Not applicable.

p.1	Code of Ethics of Managers AMG Funds. (xiv)

p.2	Code of Ethics of Managers and Managers Distributors, Inc. (xviii)

p.3	Code of Ethics of Systematic Financial Management, L.P. (xv)

p.4	Code of Ethics of TimesSquare Capital Management, LLC. (xviii)

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p.5	Code of Ethics of Essex Investment Management Company, LLC. (xv)

p.6	Code of Ethics of Rorer Asset Management, LLC. (xiii)

(i)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed August 6, 1999).

(ii)	Filed as an exhibit to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed October 21, 1999).

(iii)	Filed as an exhibit to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed November 14, 2000).

(iv)	Filed as an exhibit to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed February 20, 2001).

(v)	Filed as an exhibit to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed October 5, 2001).

(vi)	Filed as an exhibit to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed December 31, 2001).

(vii)	Filed as an exhibit to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed January 17, 2002).

(viii)	Filed as an exhibit to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed January 30, 2002), under the same exhibit number.

(ix)	Filed as an exhibit to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-095219 (filed April 11, 2002).

(x)	Filed as an exhibit to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed January 31, 2003).

(xi)	Filed as an exhibit to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed December 10, 2004).

(xii)	Filed as an exhibit to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed December 23, 2004).

(xiii)	Filed as an exhibit to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed March 1, 2005).

(xiv)	Filed as an exhibit to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed December 29, 2005).

(xv)	Filed as an exhibit to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed February 28, 2006).

(xvi)	Filed as an exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed June 28, 2006).

(xvii)	Filed as an exhibit to Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed December 20, 2006).

(xviii)	Filed as an exhibit to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed March 1, 2007).

Item 24.	Persons Controlled by or Under Common Control with Registrant.

None.

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Item 25.	Indemnification.

Under Article VI of the Registrant’s Master Trust Agreement, any present or former Trustee, Officer, agent or employee or person serving in such capacity with another entity at the request of the Registrant (“Covered Person”) shall be indemnified against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromises or as fines or penalties and expenses, including reasonable legal and accounting fees, in connection with the defense or disposition of any proceeding by or in the name of the Registrant or any shareholder in his capacity as such if: (i) a favorable final decision on the merits is made by a court or administrative body; or (ii) a reasonable determination is made by a vote of the majority of a quorum of disinterested Trustees or by independent legal counsel that the Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in his office (“Disabling Conduct”); or (iii) a determination is made to indemnify the Covered Person under procedures approved by the Board of Trustees which in the opinion of independent legal counsel are not inconsistent with the Investment Company Act of 1940, as amended (the “1940 Act”). Said Article VI further provides that the Registrant shall indemnify any Covered Person against any such liabilities and expenses incurred in connection with the defense or disposition of any other type of proceeding except with respect to any matter as to which the Covered Person shall have engaged in Disabling Conduct or shall have been finally adjudicated not to have acted in good faith and in the reasonable belief that such Covered Person’s action was in or not opposed to the best interests of the Registrant.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission (“SEC”), such indemnification is against public policy as expressed in the Act, and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, an officer or a controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Each disinterested Trustee has entered into an indemnity agreement with the Adviser whereby the Adviser Indemnifies each disinterested Trustee against defense costs in connection with a civil claim which involves the Trustee by virtue of his position with the fund.

Item 26.	Business and Other Connections of Investment Adviser.

Managers Investment Group LLC (f/k/a The Managers Funds LLC) (“Managers”), a registered investment adviser, serves as investment manager to the Trust. Managers is an indirect, wholly-owned subsidiary of Affiliated Managers Group, Inc. (“AMG”) and AMG serves as its Managing Member. Managers serves as an investment manager to investment companies registered under the 1940 Act and to various separate accounts. Managers also provides non-discretionary back office, trading execution and support, administrative and/or marketing services to affiliated entities in connection with such entities’ provision of advisory services to or through various investment products and programs. The business and other connections of the officers and directors of Managers Investment Group LLC, are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of this Form ADV is 801-56365.

Managers has hired one or more Subadvisor(s) for each series of the Trust. The business and other connections of the officers and directors of each Subadvisor are listed in their respective Schedules A and D of their Forms ADV as currently on file with the SEC, the text of which Schedules are hereby incorporated herein by reference. The file numbers of said Forms ADV are listed below.

5

Subadvisor	File Number	Funds
Essex Investment Management Company, LLC	801-55496	Essex Growth Fund; Essex Small/Micro Cap Growth Fund

Rorer Asset Management, LLC	801-56110	Rorer Large-Cap Fund

Systematic Financial Management, L.P.	801-48908	Systematic Mid Cap Value Fund; Systematic Value Fund

TimesSquare Capital Management, LLC	801-63492	TimesSquare Mid Cap Growth Fund; TimesSquare Small Cap Growth Fund

Item 27.	Principal Underwriters.

(a)	Managers Distributors, Inc. acts as principal underwriter for the Registrant. Managers Distributors, Inc. also acts as principal underwriter for Skyline Funds, The Managers Funds, Managers Trust I and Managers Trust II.

(b)	The following information relates to the directors, officers and partners of Managers Distributors, Inc.:

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
Nathaniel Dalton c/o Affiliated Managers Group, Inc. 600 Hale Street Prides Crossing, Massachusetts 01965	Director	None

Daniel J. Shea c/o Affiliated Managers Group, Inc. 600 Hale Street Prides Crossing, Massachusetts 01965	Director	None

John Kingston, III c/o Affiliated Managers Group, Inc. 600 Hale Street Prides Crossing, Massachusetts 01965	Director and Secretary	None

John Streur c/o Managers Investment Group LLC 333 W. Wacker Drive, Suite 1200 Chicago, Illinois 60606	President	None

Donald S. Rumery c/o Managers Investment Group LLC 800 Connecticut Avenue Norwalk, Connecticut 06854	Treasurer	Treasurer and Principal Accounting Officer

(c)	Not applicable.

Item 28.	Location of Accounts and Records.

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be kept by the Registrant at the offices of the Registrant at 800 Connecticut Avenue, Norwalk, Connecticut 06854; at the offices of the Custodian, The Bank of New

6

York, 2 Hanson Place, Brooklyn, New York 11217; at the offices of the Transfer Agent, PFPC, Inc., 670 Moore Road, King of Prussia, Pennsylvania 19406; and at the offices of each Subadvisor at the address listed in the current Form ADV on file of each (see Item 26 for ADV file numbers).

Item 29.	Management Services.

There are no management-related service contracts other than the Investment Management Agreement relating to management services described in Parts A and B.

Item 30.	Undertakings.

Not applicable.

7

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, Managers AMG Funds certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Norwalk and State of Connecticut, on the 30th day of April, 2007.

MANAGERS AMG FUNDS

By:	/s/ Donald S. Rumery
Donald S. Rumery
Treasurer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Jack W. Aber* Jack W. Aber	Trustee	April 30, 2007

/s/ William E. Chapman, II* William E. Chapman, II	Trustee	April 30, 2007

/s/ Edward J. Kaier* Edward J. Kaier	Trustee	April 30, 2007

/s/ William J. Nutt* William J. Nutt	Trustee and President	April 30, 2007

/s/ Steven J. Paggioli* Steven J. Paggioli	Trustee	April 30, 2007

/s/ Thomas R. Schneeweis* Thomas R. Schneeweis	Trustee	April 30, 2007

/s/ Eric Rakowski* Eric Rakowski	Trustee	April 30, 2007

/s/ Bruce M. Aronow* Bruce M. Aronow	Chief Financial Officer (Principal Financial Officer)	April 30, 2007

/s/ Donald S. Rumery Donald S. Rumery	Treasurer (Principal Accounting Officer)	April 30, 2007

*By:	/s/ Donald S. Rumery
Pursuant to Powers of Attorney incorporated herein by reference
Date: April 30, 2007

EXHIBIT INDEX

j.	Consents of PricewaterhouseCoopers LLP